UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07175

Name of Registrant:	Vanguard Tax-Managed Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2004 - December 31, 2004

Item 1:	Reports to Shareholders

Vanguard Tax-Managed Funds®

December 31, 2004

CONTENTS
1	LETTER FROM THE CHAIRMAN
7	FUND PROFILES
14	GLOSSARY OF INVESTMENT TERMS
16	PERFORMANCE SUMMARIES
21	YOUR FUND'S AFTER-TAX RETURNS
22	ABOUT YOUR FUND'S EXPENSES
24	FINANCIAL STATEMENTS

SUMMARY

• Returns for the Investor Shares of the Vanguard Tax-Managed Funds ranged from 7.2% to 22.8% during 2004.

• Small-capitalization and international stocks recorded the best results; bonds had a stronger year than anticipated, as interest rates remained low on longer-term issues.

• Four of the five funds outpaced the average returns of their peer groups; the fifth lagged by less than 1 percentage point.

VANGUARD’S PLEDGE TO CLIENTS

We recognize that your relationship with Vanguard rests on the twin pillars of trust and excellence, each of which is built upon the character of our people. Our Pledge to Clients reflects our ongoing efforts to deserve your trust and to continually improve so that we can offer you excellence in all that we do.

We will:

• Put your interests first at all times.

• Continually seek to earn your trust by adhering to the highest standards of ethical behavior and fiduciary responsibility.

• Strive to be the highest-value provider of investment services, which means outstanding investment performance and service, both at the lowest possible cost.

• Communicate candidly not only about the rewards of investing but also about the risks and costs.

• Maintain highly effective controls to safeguard your assets and protect your confidential information.

• Invest a majority of our personal assets alongside yours.

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

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LETTER FROM THE CHAIRMAN

Dear Shareholder,

The strong stock market rebound of 2003 continued to bear fruit for investors in 2004, although the harvest was greater in some market segments than others. The Vanguard Tax-Managed Funds recorded results ranging from 7.2% for Vanguard Tax-Managed Balanced Fund to 22.8% for Vanguard Tax-Managed Small-Cap Fund.

The table on page 2 compares each fund’s return with those of the average peer and benchmark index. As you know, the Tax-Managed Funds are not pure indexed portfolios, since they are managed with tax consequences in mind; however, they are index-oriented and typically reflect the performance of their unmanaged market benchmarks. In 2004, the funds kept closely in step with their indexes. In addition, four of our funds generated returns higher than the average for their respective mutual fund peer groups; the fifth, the Tax-Managed Balanced Fund, lagged the competition by less than 1 percentage point.

The funds continued their lifetime record of no capital gains distributions, giving them an edge relative to peers on an after-tax basis. If you wish to review the funds’ after-tax returns, please see the table on page 21.

THE STOCK MARKET ENJOYED SOLID GAINS

The U.S. stock market rallied following the presidential election in November to post a second consecutive year of solid returns. The gains in the final two months of 2004 capped a year that began with solid advances in stock indexes but was marked in the middle months by investors’ uncertainty about the sustainability of economic growth. The broad stock market, as measured by the Dow Jones Wilshire 5000 Composite Index, ended the 12 months with a return of 12.6%.

2004 Total Returns	Year Ended
December 31

Vanguard Tax-Managed Balanced Fund	7.2%
Tax-Managed Balanced Composite Index*	7.3
Average Balanced Fund**	7.9

Vanguard Tax-Managed
Growth and Income Fund
Investor Shares	10.8%
Admiral Shares	10.9
Institutional Shares	10.9
S&P 500 Index	10.9
Average Large-Cap Core Fund**	7.8

Vanguard Tax-Managed
Capital Appreciation Fund
Investor Shares	11.7%
Admiral Shares	11.8
Institutional Shares	11.8
Russell 1000 Index	11.4
Average Multi-Cap Core Fund**	11.1

Vanguard Tax-Managed Small-Cap Fund
Investor Shares	22.8%
Institutional Shares	22.8
S&P SmallCap 600 Index	22.6
Average Small-Cap Core Fund**	18.4

Vanguard Tax-Managed International Fund
Investor Shares	20.3%
Institutional Shares	20.2
MSCI EAFE Index	20.2
Average International Fund**	18.1

*50% Russell 1000 Index, 50% Lehman Brothers 7 Year Municipal Bond Index.

**Derived from data provided by Lipper Inc. For the average balanced fund, the bond component is not tax-exempt.

Gains came in many sectors of the market. The strongest performers were energy-related stocks, which were buoyed by higher prices and increased demand for oil. Generally, small-capitalization stocks outpaced large-caps, and value stocks—those with prices considered low relative to company earnings, book value, and other measures—outpaced their growth counterparts.

International stocks, particularly those in emerging markets, posted outstanding returns compared with U.S. stocks. The strong gains abroad were enhanced for investors in the United States by the weakening of the U.S. dollar against most other major currencies. (A weaker dollar means that returns in other currencies translate into more dollars for U.S.-based investors.)

YIELDS ROSE FOR SHORT-TERM BONDS, FELL FOR LONG-TERM ISSUES

At the beginning of 2004, bond investors expected the year to bring higher interest rates across the maturity spectrum. Their expectations were based on increasingly strong economic reports, rising corporate profits, and a belief that the Federal Reserve Board would soon raise the target for short-term interest rates to keep inflation at bay. The actual result, however, was quite different at the short and long ends of the maturity range.

Yields of longer-maturity bonds closed the year slightly below their starting points. A series of disappointments in the labor market, record prices for crude oil, and continuing geopolitical turmoil kept bond market volatility high. At year-end, the 10-year U.S. Treasury note yielded 4.22%, 3 basis points (0.03 percentage point) below its 4.25%

yield at the start of the period. Overall, the taxable investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 4.3%. Across the maturity spectrum, corporate bonds, particularly those from below-investment-grade issuers, generally did better than government securities. The Lehman High Yield Index returned 11.1%.

Market Barometer
		Average Annual Total Returns Periods Ended December 31, 2004
		One	Three	Five
		Year	Years	Years

Stocks	Russell 1000 Index (Large-caps)	11.4%	4.3%	-1.8%
	Russell 2000 Index (Small-caps)	18.3	11.5	6.6
	Dow Jones Wilshire 5000 Index	12.6	5.5	-1.4
	(Entire market)
	MSCI All Country World Index
	ex USA (International)	21.4	13.6	0.0

Bonds	Lehman Aggregate Bond Index	4.3%	6.2%	7.7%
	(Broad taxable market)
	Lehman Municipal Bond Index	4.5	6.4	7.2
	Citigroup 3-Month Treasury Bill Index	1.2	1.3	2.8

CPI	Consumer Price Index	3.3%	2.5%	2.5%

Yields of shorter-maturity securities, which are generally more closely tied to the Fed’s interest rate moves, rose significantly. As anticipated, the Fed began to exercise its monetary policy to avert any significant surge in inflation. Beginning in June, the Fed raised its target for the federal funds rate from 1.00%, a historical low, to 2.25% through five separate quarter-point increases. The yield of the 3-month Treasury bill, a proxy for money market yields, more than doubled during the 12 months, from 0.92% to 2.21%.

THE FUNDS’ LARGEST SECTORS WERE TOP PERFORMERS

Although the funds’ weightings among financial services and consumer discretionary stocks varied, these large segments of the economy were heavily represented in all five funds. Both sectors produced double-digit returns in 2004. Banks benefited from a range of business lines, including consumer lending, proprietary trading, and underwriting of stock and bond issues. Insurers and real estate firms also boosted financial services returns. Consumer discretionary stocks, such as restaurants, retailers, and entertainment companies, gained as consumer confidence filtered through the economy in the form of increased spending.

Admiral™ Shares

A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Institutional Shares

This class of shares carries even lower expenses and is available for a minimum investment of $10 million.

The market’s gains were most pronounced for small-cap companies and were less sizable for large-cap stocks. As a result, the Tax-Managed Growth and Income Fund, which mirrors the Standard and Poor’s 500 Index, generated a smaller relative return (10.8% for Investor Shares), while the Investor Shares of the Tax-Managed Capital Appreciation Fund, which also has exposure to mid-cap stocks via the Russell 1000 Index benchmark, returned 11.7%. The Tax-Managed Balanced Fund returned 7.2%, reflecting an 11.5% return for its stock portfolio and a 3.1% return for its municipal bond holdings. The balanced fund yielded 2.1% at year end.

For the Tax-Managed Small-Cap and Tax-Managed International Funds, returns were in double digits for the large majority of sectors. The financial services, consumer discretionary, and materials & processing sectors alone accounted for half of the Small-Cap Fund Investor Shares’ return of 22.8%. For the International Fund, companies in the financials, consumer discretionary, and industrials sectors contributed half the Investor Shares’ 20.3% return. At the end of 2004, European stocks made up 70% of the international fund’s assets (including a 25% weighting in the United Kingdom), while Japanese stocks represented 22% of the fund’s holdings. The dollar weakened against the euro, the British pound, and the yen, enhancing returns for U.S. investors.

RETURNS BOOST LONG-TERM RECORDS

This is the first annual report to offer a ten-year return for three of the funds, which first became available on September 6, 1994. All three funds’ returns are well ahead of the average gain for peer funds, most of which are actively managed funds that carry higher fund expenses. The Vanguard Tax-Managed Funds have kept close to their indexes, deviating slightly because of their tax-management mandates. The two newer funds, Tax-Managed Small-Cap and Tax-Managed International, have returns that are equal to (in the case of Small-Cap) or slightly ahead of (International) the peer fund averages.

The table on page 5 compares the funds’ annualized returns since inception with those of their benchmarks and peers. The table also shows the growth in a hypothetical $10,000 investment made in each fund over ten years or since inception, as appropriate.

Four of the five funds have solid results over their lifetimes. The exception, the Tax-Managed International Fund, began operations on the eve of a global bear market. Over the past three years, however, the fund has outperformed the average return of international funds.

Past performance, of course, is no guarantee of future returns. However, this collection of funds illustrates a message we broadcast whenever possible. Leadership constantly rotates from one segment of the market to another, but we don’t know when that rotation will occur or to what degree. That is why a portfolio balanced among stocks, bonds, and cash—and diversified among the different subcategories within each asset class—will serve you best over the long haul.

Total Returns		Ten Years Ended December 31, 2004*
	Average Annual Return	Final Value of a $10,000 Initial Investment
Tax-Managed Balanced Fund	9.4%	$24,601
Tax-Managed
Balanced Composite Index	9.7	25,144
Average Balanced Fund	8.7	23,020

Tax-Managed
Growth and Income Fund
Investor Shares	12.1%	$31,312
S&P 500 Index	12.1	31,258
Average Large-Cap
Core Fund	9.8	25,527

Tax-Managed Capital
Appreciation Fund
Investor Shares	11.7%	$30,288
Russell 1000 Index	12.2	31,504
Average Multi-Cap
Core Fund	10.9	28,152

Tax-Managed Small-Cap Fund
Investor Shares	14.6%	$21,988
S&P SmallCap 600 Index	14.3	21,612
Average Small-Cap
Core Fund	14.6	22,013

Tax-Managed
International Fund
Investor Shares	2.3%	$11,298
MSCI EAFE Index	2.3	11,271
Average International Fund	1.8	10,986

*Annualized returns are since inception for the Tax-Managed Small-Cap Fund (March 25, 1999) and the Tax-Managed International Fund (August 17, 1999).

VANGUARD OFFERS TWO ADDITIONAL BENEFITS

These foundational concepts for building a long-term investment plan are complemented by two others: Select a trusted partner and pay attention to costs. Vanguard’s Quantitative Equity and Fixed Income Groups, which advise the Tax-Managed Funds, are industry leaders in the management of index funds, making sure each fund is managed to closely track its benchmark. And Vanguard has also historically led its industry in providing top-notch investment services and portfolios at a very low cost to investors. This attention to costs ensures that more of the funds’ returns go to you, rather than to the funds’ operations. (For a comparison of your fund’s expenses with those of its average peer, see page 23.)

One of the many ways we have held costs down is by increasingly serving our customers through our website, www.vanguard.com. It offers a vast array of information about our funds and your investments, much more than any one of our phone associates could convey in a short conversation. If you want to revisit whether your investments are appropriately diversified, if you want to compare two funds, if you want to see if you’re saving enough for retirement—our website is there to help, 24 hours a day. I hope you find the site useful in meeting your investment needs.

Thank you for investing your assets with Vanguard.

Sincerely,

John J. Brennan

CHAIRMAN AND CHIEF EXECUTIVE OFFICER

JANUARY 21, 2005

Your Fund's Performance at a Glance		December 31, 2003--December 31, 2004
			Distributions Per Share
Tax-Managed Fund	Starting Share Price	Ending Share Price	Income Dividends	Capital Gains
Balanced	$17.72	$18.49	$0.480	$0.000

Growth and Income
Investor Shares	$24.23	$26.36	$0.470	$0.000
Admiral Shares	49.80	54.17	0.990	0.000
Institutional Shares	24.24	26.36	0.489	0.000

Capital Appreciation
Investor Shares	$25.43	$28.05	$0.367	$0.000
Admiral Shares	51.20	56.46	0.765	0.000
Institutional Shares	25.44	28.05	0.387	0.000

Small-Cap
Investor Shares	$17.44	$21.25	$0.173	$0.000
Institutional Shares	17.47	21.28	0.179	0.000

International
Investor Shares	$ 8.76	$10.33	$0.202	$0.000
Institutional Shares	8.77	10.33	0.209	0.000

FUND PROFILES

As of 12/31/2004

These Profiles provide a snapshot of each fund’s characteristics, compared where indicated with both an appropriate market index and a broad market index. Key terms are defined on pages 14 and 15.

TAX-MANAGED BALANCED FUND

Total Fund Characteristics

Yield				2.1%
Turnover Rate				15%
Expense Ratio				0.12%
Short-Term Reserves				0%

Total Fund Volatility Measures
		Composite		Broad
	Fund	Index*	Fund	Index**
R-Squared	0.99	1.00	0.90	1.00
Beta	0.97	1.00	0.43	1.00

Sector Diversification (% of equity portfolio)
			Comparative	Broad
		Fund	Index†	Index**

Auto & Transportation		2%	2%	3%
Consumer Discretionary		17	14	17
Consumer Staples		6	7	6
Financial Services		20	23	23
Health Care		14	13	12
Integrated Oils		4	5	4
Other Energy		4	2	3
Materials & Processing		4	4	4
Producer Durables		5	4	5
Technology		15	14	13
Utilities		5	7	6
Other		4	5	4

*50% Russell 1000 Index, 50% Lehman 7 Year Municipal Bond Index

**Dow Jones Wilshire 5000 Index.

† Russell 1000 Index.

Ten Largest Stocks (% of equities)
General Electric Co.	3.2%
(conglomerate)
ExxonMobil Corp.	2.8
(oil)
Citigroup, Inc.	2.1
(banking)
Microsoft Corp.	2.0
(software)
Pfizer	1.6
(pharmaceuticals)
Johnson & Johnson	1.6
(pharmaceuticals)
Bank of America	1.5
(banking)
International Business Machines Corp.	1.4
(computer services)
American International Group, Inc.	1.3
(insurance)
Wal-Mart Stores, Inc.	1.2
(retail)

Top Ten	18.7%

Top Ten as % of Total Net Assets	9.0%

“Ten Largest Stocks” excludes any temporary cash investments and equity index products.

Visit our website at Vanguard.com for regularly updated fund information.

FUND PROFILES (CONTINUED)

Equity Characteristics
	Fund	Comparative Index*	Broad Index**
Number of Stocks	571	990	4,978
Median Market Cap	$36.0B	$40.3B	$ 27.3B
Price Earnings Ratio	20.4x	20.0x	22.4x
Price/Book Ratio	3.0x	3.0x	2.9x
Dividend Yield	1.3%	1.7%	1.5%
Return on Equity	19.7%	19.7%	15.7%
Earning Growth Rate	12.8%	10.2%	7.5%
Foreign Holdings	0.0%	0.0%	1.0%

Fixed Income Characteristics
		Comparative	Broad
	Fund	Index†	Index††

Number of Bonds	145	5,567	49,571
Yield to Maturity	3.1%	3.3%	3.6%
Average Coupon	4.6%	5.2%	5.1%
Average Effective Maturity	6.3 years	6.3 years	6.8 years
Average Quality	AAA	AA+	AA+
Average Duration	5.1 years	5.3 years	5.4 years

Distribution by Credit Quality (% of fixed income portfolio)

AAA			76%
AA			21
A			1
BAA			2

Total			100%

Distribution by Maturity (% of fixed income portfolio)
Under 1 Year			13%
1--5 Years			27
5--10 Years			49
10--20 Years			11

Total			100%

* Russell 1000 Index.
**Dow Jones Wilshire 5000 Index.
† Lehman 7 Year Municipal Bond Index.
†† Lehman Municipal Bond Index.
‡ Before expenses.

Equity Investment Focus

Fixed Income Investment Focus

Largest State Concentrations (% of fixed income portfolio)

New York	12%
Texas	9
Ohio	9
California	8
New Jersey	7
Massachusetts	6
Illinois	5
Michigan	5
Georgia	4
Arizona	4

Top Ten	69%

The “Ten Largest State Concentrations” figures exclude any fixed income futures contracts.

TAX-MANAGED GROWTH AND INCOME FUND

Portfolio Characteristics
			Comparative	Broad
		Fund	Index*	Index**

Number of Stocks		504	500	4,978
Median Market Cap		$53.1B	$53.1B	$ 27.3B
Price/Earnings Ratio		19.6x	19.6x	22.4x
Price/Book Ratio		3.0x	3.0x	2.9x
Yield			1.7%	1.5%
Investor Shares		1.6%
Admiral Shares		1.6%
Institutional Shares		1.6%
Return on Equity		20.1%	20.1%	15.7%
Earnings Growth Rate		9.5%	9.5%	7.5%
Foreign Holdings		0.0%	0.0%	1.0%
Turnover Rate		8%	--	--
Expense Ratio			--	--
Investor Shares		0.14%
Admiral Shares		0.10%
Institutional Shares		0.07%
Short-Term Reserves		0%	--	--

Volatility Measures
		Comparative	Broad
	Fund	Index*	Fund	Index**

R-Squared	1.00	1.00	0.99	1.00
Beta	0.99	1.00	1.00	1.00

Sector Diversification (% of portfolio)
		Comparative	Broad
		Fund	Index*	Index**

Auto & Transportation		3%	3%	3%
Consumer Discretionary		15	15	17
Consumer Staples		7	7	6
Financial Services		22	22	23
Health Care		12	12	12
Integrated Oils		5	5	4
Other Energy		2	2	3
Materials & Processing		4	4	4
Producer Durables		4	4	5
Technology		14	14	13
Utilities		7	7	6
Other		5	5	4

*S&P 500 Index.
**Dow Jones Wilshire 5000 Index.

Ten Largest Holdings (% of total net assets)
General Electric Co.	3.4%
(conglomerate)
ExxonMobil Corp.	2.9
(oil)
Microsoft Corp.	2.6
(software)
Citigroup, Inc.	2.2
(banking)
Wal-Mart Stores, Inc.	2.0
(retail)
Pfizer Inc.	1.8
(pharmaceuticals)
Bank of America Corp.	1.7
(banking)
Johnson & Johnson	1.7
(pharmaceuticals)
American International Group, Inc.	1.5
(insurance)
International Business Machines Corp.	1.5
(computer services)

Top Ten	21.3%

“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Investment Focus

Visit our website at Vanguard.com for regularly updated fund information.

FUND PROFILES (CONTINUED)

TAX-MANAGED CAPITAL APPRECIATION FUND

Portfolio Characteristics
			Comparative	Broad
		Fund	Index*	Index**

Number of Stocks		578	990	4,978
Median Market Cap		$ 32.1B	$ 40.3B	$27.3B
Price/Earnings Ratio		20.6x	20.0x	22.4x
Price/Book Ratio		3.0x	3.0x	2.9x
Yield			1.7%	1.5%
Investor Shares		1.1%
Admiral Shares		1.2%
Institutional Shares		1.2%
Return on Equity		19.5%	19.7%	15.7%
Earnings Growth Rate		12.5%	10.2%	7.5%
Foreign Holdings		0.0%	0.0%	1.0%
Turnover Rate		5%	--	--
Expense Ratio			--	--
Investor Shares		0.14%
Admiral Shares		0.10%
Institutional Shares		0.07%
Short-Term Reserves		0%	--	--

Volatility Measures
		Comparative		Broad
	Fund	Index*	Fund	Index**

R-Squared	0.99	1.00	0.99	1.00
Beta	1.06	1.00	1.06	1.00

Sector Diversification (% of portfolio)
			Comparative	Broad
		Fund	Index*	Index**
Auto & Transportation		2%	2%	3%
Consumer Discretionary		17	14	17
Consumer Staples		6	7	6
Financial Services		20	23	23
Health Care		14	13	12
Integrated Oils		4	5	4
Other Energy		3	2	3
Materials & Processing		4	4	4
Producer Durables		5	4	5
Technology		16	14	13
Utilities		5	7	6
Other		4	5	4

*Russell 1000 Index.
**Dow Jones Wilshire 5000 Index.

Ten Largest Holdings (% of total net assets)
General Electric Co.	3.1%
(conglomerate)
ExxonMobil Corp.	2.7
(oil)
Citigroup, Inc.	2.0
(banking)
Microsoft Corp.	1.9
(software)
Pfizer Inc.	1.7
(pharmaceuticals)
Johnson & Johnson	1.5
(pharmaceuticals)
Bank of America Corp.	1.5
(banking)
American International Group, Inc.	1.3
(insurance)
Intel Corp.	1.3
(electronics)
International Business Machines Corp.	1.2
(computer services)

Top Ten	18.2%

“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Investment Focus

TAX-MANAGED SMALL-CAP FUND

Portfolio Characteristics
			Comparative	Broad
		Fund	Index*	Index**

Number of Stocks		603	599	4,978
Median Market Cap		$1.1B	$0.7B	$ 27.3B
Price/Earnings Ratio		22.7x	24.9x	22.4x
Price/Book Ratio		2.4x	2.1x	2.9x
Yield			0.9%	1.5%
Investor Shares		0.8%
Institutional Shares		0.9%
Return on Equity		13.8%	11.4%	15.7%
Earnings Growth Rate		11.6%	7.2%	7.5%
Foreign Holdings		0.0%	0.0%	1.0%
Turnover Rate		19%	--	--
Expense Ratio			--	--
Investor Shares		0.14%
Institutional Shares		0.09%
Short-Term Reserves		0%	--	--

Volatility Measures
		Comparative		Broad
	Fund	Index*	Fund	Index**

R-Squared	1.00	1.00	0.71	1.00
Beta	0.99	1.00	0.97	1.00

Sector Diversification (% of portfolio)
			Comparative	Broad
		Fund	Index*	Index**

Auto & Transportation		6%	4%	3%
Consumer Discretionary		18	22	17
Consumer Staples		2	2	6
Financial Services		18	15	23
Health Care		12	11	12
Integrated Oils		0	0	4
Other Energy		5	4	3
Materials & Processing		12	12	4
Producer Durables		12	12	5
Technology		10	14	13
Utilities		5	4	6
Other		0	0	4

*S&P SmallCap 600 Index.
**Dow Jones Wilshire 5000 Index.

Ten Largest Holdings (% of total net assets)

NVR, Inc.	0.9%
(real estate)
New Century REIT, Inc.	0.7
(real estate)
Polaris Industries, Inc.	0.6
(automotive and transport)
MDC Holdings, Inc.	0.5
(construction)
Yellow Roadway Corp.	0.5
(transportation services)
Massey Energy Co.	0.5
(metals and mining)
Patina Oil & Gas Corp.	0.5
(energy and utilities)
Florida Rock Industries, Inc.	0.5
(construction)
Roper Industries Inc.	0.5
(industrial manufacturing)
First BanCorp Puerto Rico	0.5
(banking)

Top Ten	5.7%

“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Investment Focus

Visit our website at Vanguard.com for regularly updated fund information.

FUND PROFILES (CONTINUED)

TAX-MANAGED INTERNATIONAL FUND

Portfolio Characteristics
			Comparative	Broad
		Fund	Index*	Index**

Number of Stocks		1,054	1,069	1,892
Turnover Rate		5%	--	--
Expense Ratio			--	--
Investor Shares		0.23%
Institutional Shares		0.15%	--	--
Short-Term Reserves		0%

Volatility Measures
		Comparative		Broad
	Fund	Index*	Fund	Index**

R-Squared	1.00	1.00	0.97	1.00
Beta	1.01	1.00	1.01	1.00

Sector Diversification (% of portfolio)
			Comparative	Broad
		Fund	Index*	Index**
Consumer Discretionary		12	12	12
Consumer Staples		8	8	8
Energy		8	8	9
Financials		28	28	27
Health Care		8	8	7
Industrials		10	10	9
Information Technology		6	6	7
Materials		7	7	8
Telecommunication Services		8	8	8
Utilities		5	5	5

*MSCI EAFE Index.

**MSCI All Country World Index ex USA.

Ten Largest Holdings (% of total net assets)

BP PLC	2.3%
(oil)
HSBC Holdings PLC	2.1
(banking)
Vodafone Group PLC	2.0
(cellular communications)
GlaxoSmithKline PLC	1.5
(pharmaceuticals)
Total SA	1.4
(integrated oil)
Novartis AG (Registered)	1.3
(pharmaceuticals)
Royal Dutch Petroleum Co.	1.3
(energy)
Toyota Motor Corp.	1.3
(automobiles)
Royal Bank of Scotland Group PLC	1.2
(banking)
Nestle SA (Registered)	1.2
(food, beverage, and tobacco)

Top Ten	15.6%

Fund Allocation by Region

Country Diversification (% of portfolio)
		Comparative	Broad
	Fund	Index*	Index**

EUROPE
United Kingdom	25%	25%	21%
France	9	9	8
Germany	7	7	6
Switzerland	7	7	6
Netherlands	5	5	4
Italy	4	4	4
Spain	4	4	3
Sweden	3	3	2
Finland	1	1	1
Belgium	1	1	1
Ireland	1	1	1
Denmark	1	1	1
Norway	1	1	1
Greece	1	1	0

Subtotal	70%	70%	59%

PACIFIC
Japan	22%	22%	18%
Australia	5	5	4
Hong Kong	2	2	2
Singapore	1	1	1

Subtotal	30%	30%	25%

EMERGING MARKETS
Combined	0%	--	10%

NORTH AMERICA
Canada	0%	0%	6%

Total	100%	100%	100%

*MSCI EAFE Index.

**MSCI All Country World Index ex USA.

Visit our website at Vanguard.com for regularly updated fund information.

GLOSSARY OF INVESTMENT TERMS

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta.     A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund’s equity assets represented by stocks or depositary receipts of companies based outside the United States.

Largest State Concentrations. An indicator of diversification. The less concentrated a fund’s holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared.     A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors).

Yield.     A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

PERFORMANCE SUMMARIES

As of 12/31/2004

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the funds. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

TAX-MANAGED BALANCED FUND

Cumulative Performance December 31, 1994—December 31, 2004

	Average Annual Total Returns Periods Ended December 31, 2004
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Tax-Managed Balanced Fund	7.16%	2.27%	9.42%	$24,601
Fee-Adjusted Returns*	6.11	2.27	9.42	24,601
Russell 1000 Index	11.40	-1.76	12.16	31,504
Lehman 7 Year Municipal Bond Index	3.15	6.61	6.48	18,734
Tax-Managed Balanced Composite Index**	7.29	2.76	9.66	25,144
Average Balanced Fund†	7.93	1.95	8.70	23,020

Fiscal-Year Total Returns (%) December 31, 1994—December 31, 2004

* Reflective of the 2% fee assessed on redemptions of shares held in the fund for less than one year and the 1% fee assessed on redemptions of shares held in the fund for at least one year but less than five years.

** 50% Russell 1000 Index, 50% Lehman 7 Year Municipal Bond Index.
† Derived from data provided by Lipper Inc.

Note: See Financial Highlights table on page 29 for dividend and capital gains information.

TAX-MANAGED GROWTH AND INCOME FUND

Cumulative Performance December 31, 1994—December 31, 2004

	Average Annual Total Returns Periods Ended December 31, 2004
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Tax-Managed Growth and Income Fund Investor Shares	10.83%	-2.29%	12.09%	$ 31,312
Fee-Adjusted Returns**	9.75	-2.29	12.09	31,312
Dow Jones Wilshire 5000 Index	12.62	-1.42	11.92	30,824
S&P 500 Index	10.88	-2.30	12.07	31,258
Average Large-Cap Core Fund†	7.79	-4.05	9.82	25,527

				Final Value of
	One		Since	a $250,000
	Year		Inception*	Investment

Tax-Managed Growth and Income Fund Admiral Shares	10.87%		4.43%	$ 286,374
Fee-Adjusted Returns**	9.78		4.11	283,666
Dow Jones Wilshire 5000 Index	12.62		6.65	305,869
S&P 500 Index	10.88		4.37	285,857

				Final Value of
	One	Five	Since	a $10,000,000
	Year	Years	Inception	Investment
Tax-Managed Growth and Income Fund Institutional Shares	10.87%	-2.20%	1.11%	$10,666,672
Fee-Adjusted Returns**	9.79	-2.20	1.11	10,666,672
Dow Jones Wilshire 5000 Index	12.62	-1.42	2.31	11,422,207
S&P 500 Index	10.88	-2.30	1.00	10,599,543

Fiscal-Year Total Returns (%) December 31, 1994—December 31, 2004

*Inception for Tax-Managed Growth and Income Fund Admiral Shares, November 12, 2001; for Institutional Shares, March 4, 1999.
**Reflective of the 2% fee assessed on redemptions of shares held in the fund for less than one year and the 1% fee assessed on redemptions of shares held in the fund for at least one year but less than five years.

† Derived from data provided by Lipper Inc.

Note: See Financial Highlights tables on pages 30–32 for dividend and capital gains information.

PERFORMANCE SUMMARIES (CONTINUED)

TAX-MANAGED CAPITAL APPRECIATION FUND

Cumulative Performance December 31, 1994—December 31, 2004

	Average Annual Total Returns Periods Ended December 31, 2004
	One Year	Five Years	> Ten Years	Final Value of a $10,000 Investment
Tax-Managed Capital Appreciation Fund Investor Shares	11.75%	-3.03%	11.72%	$ 30,288
Fee-Adjusted Returns*	10.64	-3.03	11.72	30,288
Dow Jones Wilshire 5000 Index	12.62	-1.42	11.92	30,824
Russell 1000 Index	11.40	-1.76	12.16	31,504
Average Multi-Cap Core Fund**	11.05	-0.48	10.91	28,152

				Final Value of
	One		Since	a $250,000
	Year		Inception†	Investment

Tax-Managed Capital Appreciation Fund Admiral Shares	11.77%		5.33%	$ 294,201
Fee-Adjusted Returns*	10.66		5.01	291,378
Dow Jones Wilshire 5000 Index	12.62		6.65	305,869
Russell 1000 Index	11.40		5.17	292,765

				Final Value of
	One	Five	Since	a $10,000,000
	Year	Years	Inception†	Investment

Tax-Managed Capital Appreciation Fund Institutional Shares	11.78%	-2.96%	2.00%	$11,225,956
Fee-Adjusted Returns*	10.68	-2.96	2.00	11,225,956
Dow Jones Wilshire 5000 Index	12.62	-1.42	2.22	11,368,629
Russell 1000 Index	11.40	-1.76	1.48	10,897,121

Fiscal-Year Total Returns (%) December 31, 1994—December 31, 2004

*Reflective of the 2% fee assessed on redemptions of shares held in the fund for less than one year and the 1% fee assessed on redemptions of shares held in the fund for at least one year but less than five years.

**Derived from data provided by Lipper Inc.

† Inception for Tax-Managed Capital Appreciation Fund Admiral Shares, November 12, 2001; for Institutional Shares, February 24, 1999.

Note: See Financial Highlights tables on pages 33–35 for dividend and capital gains information.

TAX-MANAGED SMALL-CAP FUND

Cumulative Performance March 25, 1999—December 31, 2004

	Average Annual Total Returns Periods Ended December 31, 2004
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Tax-Managed Small-Cap Fund Investor Shares	22.84%	11.73%	14.63%	$ 21,988
Fee-Adjusted Returns**	21.62	11.73	14.63	21,988
Dow Jones Wilshire 5000 Index	12.62	-1.42	1.81	11,091
S&P SmallCap 600 Index	22.65	11.60	14.29	21,612
Average Small-Cap Core Fund†	18.38	9.57	14.65	22,013

				Final Value of
	One	Five	Since	a $10,000,000
	Year	Years	Inception*	Investment

Tax-Managed Small-Cap Fund Institutional Shares	22.83%	11.81%	13.51%	$20,584,584
Fee-Adjusted Returns**	21.61	11.81	13.51	20,584,584
Dow Jones Wilshire 5000 Index	12.62	-1.42	1.07	10,623,200
S&P SmallCap 600 Index	22.65	11.60	13.17	20,228,394

Fiscal-Year Total Returns (%) March 25, 1999—December 31, 2004

*Inception for Tax-Managed Small-Cap Fund Investor Shares, March 25, 1999; for Institutional Shares, April 21, 1999.

**Reflective of the 2% fee assessed on redemptions of shares held in the fund for less than one year and the 1% fee assessed on redemptions of shares held in the fund for at least one year but less than five years.

† Derived from data provided by Lipper Inc.

Note: See Financial Highlights tables on pages 36—37 for dividend and capital gains information.

PERFORMANCE SUMMARIES (CONTINUED)

TAX-MANAGED INTERNATIONAL FUND

Cumulative Performance August 17, 1999—December 31, 2004

	Average Annual Total Returns Periods Ended December 31, 2004
	One Year	Five Years	Since Inception*	Final Value of a $10,000 Investment
Tax-Managed International Fund Investor Shares	20.25%	-1.20%	2.30%	$ 11,298
Fee-Adjusted Returns**	19.07	-1.20	2.30	11,298
MSCI All Country World Index ex USA	21.36	0.02	3.53	12,051
MSCI EAFE Index	20.25	-1.13	2.25	11,271
Average International Fund†	18.05	-2.62	1.76	10,986

				Final Value of
	One		Since	a $10,000,000
	Year		Inception*	Investment

Tax-Managed International Fund Institutional Shares	20.19%		2.50%	$11,035,772
Fee-Adjusted Returns**	19.02		2.26	10,933,797
MSCI All Country World Index ex USA	21.36		3.82	11,614,845
MSCI EAFE Index	20.25		2.46	11,016,870

Fiscal-Year Total Returns (%) August 17, 1999—December 31, 2004

*Inception for Tax-Managed International Fund Investor Shares, August 17, 1999; for Institutional Shares, January 4, 2001.

**Reflective of the 2% fee assessed on redemptions of shares held in the fund for less than one year and the 1% fee assessed on redemptions of shares held in the fund for at least one year but less than five years.

† Derived from data provided by Lipper Inc.

Note: See Financial Highlights tables on pages 38—39 for dividend and capital gains information.

YOUR FUND’S AFTER-TAX RETURNS

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect the reduced tax rates on ordinary income (including qualified dividend income) and short-term capital gains that became effective as of January 1, 2003, and on long-term capital gains realized on or after May 6, 2003. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns*	Periods Ended December 31, 2004
	One Year	Five Years	Ten Years**
Tax-Managed Balanced Fund
Returns Before Taxes	6.11%	2.27%	9.42%
Returns After Taxes on Distributions	6.00	2.14	9.27
Returns After Taxes on Distributions and Sale of Fund Shares	4.82	2.18	8.60

Tax-Managed Growth and Income Fund
Returns Before Taxes	9.75%	-2.29%	12.09%
Returns After Taxes on Distributions	9.44	-2.68	11.53
Returns After Taxes on Distributions and Sale of Fund Shares	6.72	-2.12	10.50

Tax-Managed Capital Appreciation Fund
Returns Before Taxes	10.64%	-3.03%	11.72%
Returns After Taxes on Distributions	10.43	-3.26	11.47
Returns After Taxes on Distributions and Sale of Fund Shares	7.21	-2.66	10.38

Tax-Managed Small-Cap Fund
Returns Before Taxes	21.62%	11.73%	14.63%
Returns After Taxes on Distributions	21.47	11.52	14.41
Returns After Taxes on Distributions and Sale of Fund Shares	14.25	10.14	12.81

Tax-Managed International Fund
Returns Before Taxes	19.07%	-1.20%	2.30%
Returns After Taxes on Distributions	18.86	-1.56	1.93
Returns After Taxes on Distributions and Sale of Fund Shares	12.99	-1.16	1.81

*All fund returns are adjusted to reflect fees. Each of the Vanguard Tax-Managed Funds assesses a 2% fee on redemptions of shares held in the fund for less than one year and a 1% fee on redemptions of shares held in the fund for at least one year but less than five years.

**Inception dates are March 25, 1999, for the Tax-Managed Small-Cap Fund and August 17, 1999, for the Tax-Managed International Fund.

ABOUT YOUR FUND’S EXPENSES

Six Months Ended December 31, 2004
Tax-Managed Fund	Beginning Account Value June 30, 2004	Ending Account Value Dec. 31, 2004	Expenses Paid During Period*
Based on Actual Fund Return
Balanced	$1,000.00	$1,057.80	$0.62
Growth & Income
Investor Shares	$1,000.00	$1,071.49	$0.73
Admiral Shares	1,000.00	1,071.90	0.52
Institutional Shares	1,000.00	1,071.88	0.36

Capital Appreciation
Investor Shares	$1,000.00	$1,075.99	$0.73
Admiral Shares	1,000.00	1,076.06	0.52
Institutional Shares	1,000.00	1,075.93	0.37

Small-Cap
Investor Shares	$1,000.00	$1,115.77	$0.74
Institutional Shares	1,000.00	1,115.90	0.48

International
Investor Shares	$1,000.00	$1,145.98	$1.24
Institutional Shares	1,000.00	1,146.62	0.76

Based on Hypothetical 5% Yearly Return
Balanced	$1,000.00	$1,024.53	$0.61

Growth & Income
Investor Shares	$1,000.00	$1,024.43	$0.71
Admiral Shares	1,000.00	1,024.63	0.51
Institutional Shares	1,000.00	1,024.78	0.36

Capital Appreciation
Investor Shares	$1,000.00	$1,024.43	$0.71
Admiral Shares	1,000.00	1,024.63	0.51
Institutional Shares	1,000.00	1,024.78	0.36

Small-Cap
Investor Shares	$1,000.00	$1,024.43	$0.71
Institutional Shares	1,000.00	1,024.68	0.46

International
Investor Shares	$1,000.00	$1,023.98	$1.17
Institutional Shares	1,000.00	1,024.43	0.71

*The calculations are based on expenses incurred during the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Tax-Managed Balanced Fund, 0.12%; for the Tax-Managed Growth and Income Fund, 0.14% for Investor Shares, 0.10% for Admiral Shares, and 0.07% for Institutional Shares; for the Tax-Managed Capital Appreciation Fund, 0.14% for Investor Shares, 0.10% for Admiral Shares, and 0.07% for Institutional Shares; for the Tax-Managed Small-Cap Fund, 0.14% for Investor Shares and 0.09% for Institutional Shares; for the Tax-Managed International Fund, 0.23% for Investor Shares and 0.14% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table at left illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Expense Ratios: Your fund compared with its peer group
Tax-Managed Fund	Fund	Peer Group*
Balanced	0.12%	1.35%

Growth and Income
Investor Shares	0.14%	1.44%
Admiral Shares	0.10	--
Institutional Shares	0.07	--

Capital Appreciation
Investor Shares	0.14%	1.44%
Admiral Shares	0.10	--
Institutional Shares	0.07	--

Small-Cap
Investor Shares	0.14%	1.78%
Institutional Shares	0.09	--

International
Investor Shares	0.23%	1.76%
Institutional Shares	0.15	--

*Peer groups are: for the Tax-Managed Balanced Fund, the Average Balanced Fund; for the Tax-Managed Growth and Income Fund, the Average Large-Cap Core Fund; for the Tax-Managed Capital Appreciation Fund, the Average Multi-Cap Core Fund; for the Tax-Managed Small-Cap Fund, the Average Small-Cap Core Fund; for the Tax-Managed International Fund, the Average International Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2003.

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table on page 22 are meant to highlight and help you compare ongoing costs only; they do not include low-balance fees, account maintenance fees, or transaction fees on redemptions. These fees are fully described in the prospectus; they also are noted on the Performance Summary pages in this report. If these fees were applied to your account, your costs would be higher. The funds do not carry “sales loads.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about your fund’s expenses, including annual expense ratios for the past five years, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

FINANCIAL STATEMENTS As of 12/31/2004

The Statement of Net Assets—an integral part of the Financial Statements for each of the Vanguard Tax-Managed Funds—is included as an insert to this report.

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

Tax-Managed Balanced Fund Year Ended December 31, 2004 (000)
INVESTMENT INCOME
Income
Dividends	$ 4,048
Interest	10,728
Security Lending	5

Total Income	14,781

Expenses
The Vanguard Group--Note B
Investment Advisory Services	158
Management and Administrative	366
Marketing and Distribution	60
Custodian Fees	9
Auditing Fees	18
Shareholders' Reports	7
Trustees' Fees and Expenses	--

Total Expenses	618

NET INVESTMENT INCOME	14,163

REALIZED NET GAIN (LOSS) ON INVESTMENT SECURITIES SOLD	1,316

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES	21,369

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,848

	Tax-Managed Growth and Income Fund	Tax-Managed Capital Appreciation Fund	Tax-Managed Small-Cap Fund	Tax-Managed International Fund
	Year Ended December 31, 2004
	(000)	(000)	(000)	(000)
INVESTMENT INCOME
Income
Dividends*	$ 49,668	$ 43,567	$ 11,483	$ 19,632
Interest	18	20	19	18
Security Lending	18	163	307	99

Total Income	49,704	43,750	11,809	19,749

Expenses
The Vanguard Group--Note B
Investment Advisory Services	128	128	128	128
Management and Administrative
Investor Shares	1,613	1,839	1,186	730
Admiral Shares	650	981	--	--
Institutional Shares	117	50	10	41
Marketing and Distribution
Investor Shares	142	160	112	72
Admiral Shares	85	121	--	--
Institutional Shares	32	10	2	14
Custodian Fees	64	16	29	629
Auditing Fees	18	18	17	23
Shareholders' Reports
Investor Shares	24	24	12	6
Admiral Shares	1	2	--	--
Institutional Shares	--	--	--	--
Trustees' Fees and Expenses	2	3	1	1

Total Expenses	2,876	3,352	1,497	1,644

NET INVESTMENT INCOME	46,828	40,398	10,312	18,105

REALIZED NET GAIN (LOSS)
Investment Securities Sold	25,717	32,484	44,195	(5,144)
Foreign Currencies	--	--	--	222

REALIZED NET GAIN (LOSS)	25,717	32,484	44,195	(4,922)

CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION)
Investment Securities	184,037	251,465	177,157	139,767
Foreign Currencies	--	--	--	(70)

CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION)	184,037	251,465	177,157	139,697

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$256,582	$324,347	$231,664	$ 152,880

*Dividends for the Tax-Managed International Fund are net of foreign withholding taxes of $1,666,000.

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund’s total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund’s net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

	Tax-Managed Balanced Fund		Tax-Managed Growth and Income Fund
	Year Ended December 31,
	2004 (000)	2003 (000)	2004 (000)	2003 (000)
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$ 14,163	$ 11,570	$ 46,828	$ 32,630
Realized Net Gain (Loss)	1,316	(8,560)	25,717	(37,853)
Change in Unrealized Appreciation (Depreciation)	21,369	68,158	184,037	513,100

Net Increase (Decrease) in Net Assets
Resulting from Operations	36,848	71,168	256,582	507,877

Distributions
Net Investment Income
Investor Shares	(14,189)	(12,021)	(25,102)	(18,634)
Admiral Shares	--	--	(16,926)	(10,596)
Institutional Shares	--	--	(4,945)	(3,149)
Realized Capital Gain
Investor Shares	--	--	--	--
Admiral Shares	--	--	--	--
Institutional Shares	--	--	--	--

Total Distributions	(14,189)	(12,021)	(46,973)	(32,379)

Capital Share Transactions--Note F
Investor Shares	40,396	23,416	(38,504)	(35,229)
Admiral Shares	--	--	102,068	105,703
Institutional Shares	--	--	27,999	5,492

Net Increase (Decrease) from
Capital Share Transactions	40,396	23,416	91,563	75,966

Total Increase (Decrease)	63,055	82,563	301,172	551,464

Net Assets
Beginning of Period	498,283	415,720	2,314,012	1,762,548

End of Period	$ 561,338	$ 498,283	$ 2,615,184	$ 2,314,012

	Tax-Managed Capital Appreciation Fund		Tax-Managed Small-Cap Fund
	Year Ended December 31,
	2004 (000)	2003 (000)	2004 (000)	2003 (000)
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$ 40,398	$ 25,456	$ 10,312	$ 5,743
Realized Net Gain (Loss)	32,484	(163,709)	44,195	(20,076)
Change in Unrealized Appreciation (Depreciation)	251,465	779,669	177,157	266,346

Net Increase (Decrease) in Net Assets
Resulting from Operations	324,347	641,416	231,664	252,013

Distributions
Net Investment Income
Investor Shares	(20,662)	(13,637)	(10,373)	(5,737)
Admiral Shares	(18,689)	(10,861)	--	--
Institutional Shares	(1,399)	(1,042)	(125)	(80)
Realized Capital Gain
Investor Shares	--	--	--	--
Admiral Shares	--	--	--	--
Institutional Shares	--	--	--	--

Total Distributions	(40,750)	(25,540)	(10,498)	(5,817)

Capital Share Transactions--Note F
Investor Shares	(18,665)	(32,762)	134,325	88,797
Admiral Shares	168,812	118,814	--	--
Institutional Shares	(11,442)	(30,325)	(450)	(24,074)

Net Increase (Decrease) from
Capital Share Transactions	138,705	55,727	133,875	64,723

Total Increase (Decrease)	422,302	671,603	355,041	310,919

Net Assets
Beginning of Period	2,672,738	2,001,135	941,624	630,705

End of Period	$ 3,095,040	$ 2,672,738	$ 1,296,665	$ 941,624

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

	Tax-Managed International Fund
	Year Ended December 31,
	2004 (000)	2003 (000)
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$ 18,105	$ 10,404
Realized Net Gain (Loss)	(4,922)	(13,909)
Change in Unrealized Appreciation (Depreciation)	139,697	160,754

Net Increase (Decrease) in Net Assets Resulting from Operations	152,880	157,249

Distributions
Net Investment Income
Investor Shares	(15,765)	(8,724)
Institutional Shares	(2,860)	(1,434)
Realized Capital Gain
Investor Shares	--	--
Institutional Shares	--	--

Total Distributions	(18,625)	(10,158)

Capital Share Transactions--Note F
Investor Shares	197,575	52,530
Institutional Shares	20,512	35,424

Net Increase (Decrease) from Capital Share Transactions	218,087	87,954

Total Increase (Decrease)	352,342	235,045

Net Assets
Beginning of Period	615,943	380,898

End of Period	$ 968,285	$ 615,943

FINANCIAL HIGHLIGHTS

This table summarizes each fund’s investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund’s net income and total returns from year to year; the relative contributions of net income and capital gains to the fund’s total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

Tax-Managed Balanced Fund

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$ 17.72	$ 15.54	$ 17.18	$ 18.30	$ 18.87

Investment Operations
Net Investment Income	.48††	.42	.44	.46	.48
Net Realized and Unrealized Gain (Loss) on Investments*	.77	2.20	(1.65)	(1.12)	(.56)

Total from Investment Operations	1.25	2.62	(1.21)	(.66)	(.08)

Distributions
Dividends from Net Investment Income**	(.48)	(.44)	(.43)	(.46)	(.49)

Distributions from Realized Capital Gains	--	--	--	--	--
Total Distributions	(.48)	(.44)	(.43)	(.46)	(.49)

Net Asset Value, End of Period	$ 18.49	$ 17.72	$ 15.54	$ 17.18	$ 18.30

Total Return†	7.16%	17.05%	-7.07%	-3.54%	-0.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$ 561	$ 498	$ 416	$ 419	$ 400
Ratio of Total Expenses to Average Net Assets	0.12%	0.17%	0.18%	0.19%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.70%††	2.58%	2.69%	2.64%	2.61%
Portfolio Turnover Rate	15%	16%	24%	21%	15%

*Includes increases from redemption fees of $.01, $.01, $.01, $.01, and $.01.

** For tax purposes, nontaxable dividends represent 73%, 77%, 82%, 87%, and 92% of dividends from net investment income.

† Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.

†† Net investment income per share and ratio of net investment income to average net assets include $.02 and 0.13%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

FINANCIAL HIGHLIGHTS (CONTINUED)

Tax-Managed Growth and Income Fund Investor Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$ 24.23	$ 19.15	$ 24.93	$ 28.66	$ 31.81

Investment Operations
Net Investment Income	.47+	.34	.313	.294	.295
Net Realized and Unrealized Gain (Loss) on Investments*	2.13	5.08	(5.768)	(3.725)	(3.148)

Total from Investment Operations	2.60	5.42	(5.455)	(3.431)	(2.853)

Distributions
Dividends from Net Investment Income	(.47)	(.34)	(.325)	(.299)	(.297)
Distributions from Realized Capital Gains	--	--	--	--	--

Total Distributions	(.47)	(.34)	(.325)	(.299)	(.297)

Net Asset Value, End of Period	$ 26.36	$ 24.23	$ 19.15	$ 24.93	$ 28.66

Total Return**	10.83%	28.53%	-21.95%	-11.93%	-9.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$ 1,395	$ 1,321	$ 1,077	$ 1,606	$ 2,320
Ratio of Total Expenses to Average Net Assets	0.14%	0.17%	0.17%	0.18%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.89%†	1.63%	1.44%	1.13%	0.96%
Portfolio Turnover Rate	8%	5%	9%	5%	5%

*Includes increases from redemption fees of $.01, $.01, $.03, $.02, and $.02.

**Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.

† Net investment income per share and the ratio of net investment income to average net assets include $.08 and 0.31%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

Tax-Managed Growth and Income Fund Admiral Shares

	Year Ended December 31,			Nov.12* to Dec. 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$ 49.80	$ 39.35	$ 51.24	$ 50.00

Investment Operations
Net Investment Income	.99++	.733	.673	.087
Net Realized and Unrealized Gain (Loss) on Investments**	4.37	10.443	(11.870)	1.348

Total from Investment Operations	5.36	11.176	(11.197)	1.435

Distributions
Dividends from Net Investment Income	(.99)	(.726)	(.693)	(.195)
Distributions from Realized Capital Gains	--	--	--	--

Total Distributions	(.99)	(.726)	(.693)	(.195)

Net Asset Value, End of Period	$ 54.17	$ 49.80	$ 39.35	$ 51.24

Total Return†	10.87%	28.64%	-21.92%	2.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$ 954	$ 777	$ 520	$ 505
Ratio of Total Expenses to Average Net Assets	0.10%	0.11%	0.11%	0.14%††
Ratio of Net Investment Income to Average Net Assets	1.96%‡	1.69%	1.52%	1.26%††
Portfolio Turnover Rate	8%	5%	9%	5%

*Inception.

**Includes increases from redemption fees of $.02, $.02, $.05, and $.03.

† Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.

†† Annualized.

‡ Net investment income per share and the ratio of net investment income to average net assets include $.16 and 0.31%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

FINANCIAL HIGHLIGHTS (CONTINUED)

Tax-Managed Growth and Income Fund Institutional Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$ 24.24	$; 19.15	$ 24.93	$ 28.66	$ 31.81

Investment Operations
Net Investment Income	.479†	.369	.331	.319	.319
Net Realized and Unrealized Gain (Loss) on Investments*	2.130	5.080	(5.768)	(3.725)	(3.148)

Total from Investment Operations	2.609	5.449	(5.437)	(3.406)	(2.829)

Distributions
Dividends from Net Investment Income	(.489)	(.359)	(.343)	(.324)	(.321)
Distributions from Realized Capital Gains	--	--	--	--	--

Total Distributions	(.489)	(.359)	(.343)	(.324)	(.321)

Net Asset Value, End of Period	$ 26.36	$ 24.24	$ 19.15	$ 24.93	$ 28.66

Total Return**	10.87%	28.69%	-21.88%	-11.84%	-8.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$ 266	$ 217	$ 167	$ 158	$ 95
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.08%	0.08%	0.11%
Ratio of Net Investment Income to Average Net Assets	1.97%†	1.72%	1.54%	1.25%	1.04%
Portfolio Turnover Rate	8%	5%	9%	5%	5%

*Includes increases from redemption fees of $.01, $.01, $.03, $.02, and $.02.

**Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.

† Net investment income per share and the ratio of net investment income to average net assets include $.077 and 0.31%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

Tax-Managed Capital Appreciation Fund Investor Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$25.43	$19.49	$25.73	$30.59	$34.17

Investment Operations
Net Investment Income	.365†	.238	.196	.164	.117
Net Realized and Unrealized Gain (Loss) on Investments*	2.622	5.940	(6.231)	(4.854)	(3.578)

Total from Investment Operations	2.987	6.178	(6.035)	(4.690)	(3.461)

Distributions
Dividends from Net Investment Income	(.367)	(.238)	(.205)	(.170)	(.119)
Distributions from Realized Capital Gains	--	--	--	--	--

Total Distributions	(.367)	(.238)	(.205)	(.170)	(.119)

Net Asset Value, End of Period	$28.05	$25.43	$19.49	$25.73	$30.59

Total Return**	11.75%	31.72%	-23.45%	-15.34%	-10.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,596	$1,466	$1,154	$1,678	$2,643
Ratio of Total Expenses to Average Net Assets	0.14%	0.17%	0.17%	0.18%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.40%†	1.09%	0.87%	0.60%	0.36%
Portfolio Turnover Rate	5%	11%	10%	13%	17%

*Includes increases from redemption fees of $.01, $.01, $.02, $.02, and $.01.

**Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.

† Net investment income per share and the ratio of net investment income to average net assets include $.061 and 0.24%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

FINANCIAL HIGHLIGHTS (CONTINUED)

Tax-Managed Capital Appreciation Fund Admiral Shares

	Year Ended December 31,			Nov.12* to Dec. 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$51.20	$39.24	$51.79	$50.00

Investment Operations
Net Investment Income	.762‡	.51	.42	.064
Net Realized and Unrealized Gain (Loss) on Investments**	5.263	11.96	(12.53)	2.072

Total from Investment Operations	6.025	12.47	(12.11)	2.136

Distributions
Dividends from Net Investment Income	(.765)	(.51)	(.44)	(.346)
Distributions from Realized Capital Gains	--	--	--	--

Total Distributions	(.765)	(.51)	(.44)	(.346)

Net Asset Value, End of Period	$56.46	$51.20	$39.24	$51.79

Total Return†	11.77%	31.80%	-23.38%	4.26%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,397	$1,103	$741	$778
Ratio of Total Expenses to Average Net Assets	0.10%	0.11%	0.11%	0.14%††
Ratio of Net Investment Income to Average Net Assets	1.47%‡	1.16%	0.95%	0.79%††
Portfolio Turnover Rate	5%	11%	10%	13%

*Inception.

**Includes increases from redemption fees of $.01, $.02, $.03, and $.03.

† Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.

†† Annualized.

‡ Net investment income per share and the ratio of net investment income to average net assets include $.122 and 0.24%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

Tax-Managed Capital Appreciation Fund Institutional Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$25.44	$19.49	$25.73	$30.59	$34.18

Investment Operations
Net Investment Income	.375†	.267	.216	.188	.136
Net Realized and Unrealized Gain (Loss) on Investments*	2.622	5.940	(6.231)	(4.854)	(3.578)

Total from Investment Operations	2.997	6.207	(6.015)	(4.666)	(3.442)

Distributions
Dividends from Net Investment Income	(.387)	(.257)	(.225)	(.194)	(.148)
Distributions from Realized Capital Gains	--	--	--	--	--

Total Distributions	(.387)	(.257)	(.225)	(.194)	(.148)

Net Asset Value, End of Period	$28.05	$25.44	$19.49	$25.73	$30.59

Total Return**	11.78%	31.87%	-23.37%	-15.26%	-10.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$102	$104	$106	$121	$210
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.08%	0.08%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.47%†	1.17%	0.98%	0.69%	0.46%
Portfolio Turnover Rate	5%	11%	10%	13%	17%

*Includes increases from redemption fees of $.01, $.01, $.02, $.02, and $.01.

**Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.

† Net investment income per share and the ratio of net investment income to average net assets include $.061 and 0.24%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

FINANCIAL HIGHLIGHTS (CONTINUED)

Tax-Managed Small-Cap Fund Investor Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$17.44	$12.67	$14.92	$14.23	$12.61

Investment Operations
Net Investment Income	.172	.109	.092	.079	.074
Net Realized and Unrealized Gain (Loss) on Investments*	3.811	4.770	(2.247)	.696	1.620

Total from Investment Operations	3.983	4.879	(2.155)	.775	1.694

Distributions
Dividends from Net Investment Income	(.173)	(.109)	(.095)	(.085)	(.074)
Distributions from Realized Capital Gains	--	--	--	--	--

Total Distributions	(.173)	(.109)	(.095)	(.085)	(.074)

Net Asset Value, End of Period	$21.25	$17.44	$12.67	$14.92	$14.23

Total Return**	22.84%	38.51%	-14.44%	5.44%	13.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,282	$929	$601	$568	$368
Ratio of Total Expenses to Average Net Assets	0.14%	0.17%	0.17%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	0.96%	0.77%	0.68%	0.63%	0.64%
Portfolio Turnover Rate	19%	21%	21%	25%	64%

*Includes increases from redemption fees of $.01, $.01, $.01, $.00, and $.00.

**Total returns do not reflect the transaction fee on purchases (0.5% from April 1, 2000, through March 31, 2002; 1% through March 31, 2000), the 2% redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years.

Tax-Managed Small-Cap Fund Institutional Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$17.47	$12.68	$14.92	$14.23	$12.61

Investment Operations
Net Investment Income	.178	.134	.105	.092	.085
Net Realized and Unrealized Gain (Loss) on Investments*	3.811	4.770	(2.247)	.696	1.620

Total from Investment Operations	3.989	4.904	(2.142)	.788	1.705

Distributions
Dividends from Net Investment Income	(.179)	(.114)	(.098)	(.098)	(.085)
Distributions from Realized Capital Gains	--	--	--	--	--

Total Distributions	(.179)	(.114)	(.098)	(.098)	(.085)

Net Asset Value, End of Period	$21.28	$17.47	$12.68	$14.92	$14.23

Total Return**	22.83%	38.68%	-14.36%	5.53%	13.53%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15	$12	$29	$53	$46
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.01%	0.84%	0.74%	0.73%	0.76%
Portfolio Turnover Rate	19%	21%	21%	25%	64%

*Includes increases from redemption fees of $.01, $.01, $.01, $.00, and $.00.

**Total returns do not reflect the transaction fee on purchases (0.5% from April 1, 2000, through March 31, 2002; 1% through March 31, 2000), the 2% redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years.

FINANCIAL HIGHLIGHTS (CONTINUED)

Tax-Managed International Fund Investor Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$8.76	$6.43	$7.79	$10.14	$11.96

Investment Operations
Net Investment Income	.201	.158	.14	.111	.11
Net Realized and Unrealized Gain (Loss) on Investments*	1.571	2.325	(1.36)	(2.336)	(1.82)

Total from Investment Operations	1.772	2.483	(1.22)	(2.225)	(1.71)

Distributions
Dividends from Net Investment Income	(.202)	(.153)	(.14)	(.125)	(.11)
Distributions from Realized Capital Gains	--	--	--	--	--

Total Distributions	(.202)	(.153)	(.14)	(.125)	(.11)

Net Asset Value, End of Period	$10.33	$8.76	$6.43	$7.79	$10.14

Total Return**	20.25%	38.67%	-15.62%	-21.94%	-14.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$825	$514	$334	$327	$241
Ratio of Total Expenses to Average Net Assets	0.23%	0.28%	0.31%	0.35%	0.35%
Ratio of Net Investment Income to Average Net Assets	2.34%	2.33%	2.04%	1.49%	1.24%
Portfolio Turnover Rate	5%	9%	7%	20%	5%

*Includes increases from redemption fees of $.00, $.01, $.01, $.00, and $.01.

**Total returns do not reflect the transaction fee on purchases (0.25% from April 1, 2000, through March 31, 2002; 0.75% through March 31, 2000), the 2% redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years.

Tax-Managed International Fund Institutional Shares

	Year Ended December 31,			Jan. 4* to Dec. 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$8.77	$6.43	$7.79	$10.13

Investment Operations
Net Investment Income	.198	.17	.148	.123
Net Realized and Unrealized Gain (Loss) on Investments**	1.571	2.33	(1.361)	(2.329)

Total from Investment Operations	1.769	2.50	(1.213)	(2.206)

Distributions
Dividends from Net Investment Income	(.209)	(.16)	(.147)	(.134)
Distributions from Realized Capital Gains	--	--	--	--

Total Distributions	(.209)	(.16)	(.147)	(.134)

Net Asset Value, End of Period	$10.33	$8.77	$6.43	$7.79

Total Return†	20.19%	38.94%	-15.52%	-21.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$143	$102	$47	$55
Ratio of Total Expenses to Average Net Assets	0.15%	0.17%	0.20%	0.22%††
Ratio of Net Investment Income to Average Net Assets	2.42%	2.44%	2.16%	1.68%††
Portfolio Turnover Rate	5%	9%	7%	20%

*Inception.

**Includes increases from redemption fees of $.00, $.00, $.01, and $.00.

† Total returns do not reflect the 0.25% transaction fee on purchases through March 31, 2002, the 2% redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years.

†† Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard Tax-Managed Funds comprise the Tax-Managed Balanced, Tax-Managed Growth and Income, Tax-Managed Capital Appreciation, Tax-Managed Small-Cap, and Tax-Managed International Funds, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.

The Tax-Managed Growth and Income and Tax-Managed Capital Appreciation Funds each offer three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. The Tax-Managed Small-Cap and Tax-Managed International Funds each offer two classes of shares: Investor Shares and Institutional Shares. The Tax-Managed Balanced Fund offers only Investor Shares. Investor Shares are available to any investor who meets the funds’ minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million.

The Tax-Managed Balanced Fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The Tax-Managed International Fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of United States corporations.

A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

1.	Security Valuation:Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard® Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds’ pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, futures contracts or exchange-traded funds), between the time the foreign markets close and the funds’ pricing time, to determine whether a significant change in value has occurred. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International in the calculation of its indexes. As part of the funds’ fair value procedures, exchange rates may be adjusted if they change significantly before the funds’ pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the asset or liability is settled in cash, when they are recorded as realized foreign currency gains (losses).

3.     Repurchase Agreements: Each fund, along with other members of The Vanguard Group, may transfer uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government and agency securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

4.     Federal Income Taxes: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

5.     Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6.     Security Lending: Each fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. Each fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7.     Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on municipal bonds are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.     The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2004, the funds had contributed capital to Vanguard (included in Other Assets) of:

	Capital Contribution	Percentage	Percentage of
	to Vanguard	of Fund	Vanguard's
Tax-Managed Fund	(000)	NetAssets	Capitalization

Balanced	$74	0.01%	0.07%
Growth and Income	344	0.01	0.34
Capital Appreciation	403	0.01	0.40
Small-Cap	170	0.01	0.17
International	123	0.01	0.12

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The funds’ trustees and officers are also directors and officers of Vanguard.

C.     Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2004, the Tax-Managed International Fund realized net foreign currency gains of $222,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized gains to undistributed net investment income. Certain of the fund’s investments were in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains were required to be included in distributable net income for tax purposes. The fund realized gains on sales of “passive foreign investment companies” of $141,000, which have been included in 2004 taxable income; accordingly such gains have been reclassified from accumulated net realized gains to undistributed net investment income.

At December 31, 2004, the funds had the following tax-basis amounts available for distribution, and capital losses available to offset future net capital gains:

	Amount Available for Distribution		Capital Losses
Tax-Managed Fund	Ordinary Income (000)	Long-Term Capital Gain (000)	Amount (000)	Expiration: Fiscal Years Ending December 31,
Balanced	$(169)*	--	$35,606	2009-2012
Growth and Income	401	--	410,730	2008-2013
Capital Appreciation	(179)*	--	574,379	2008-2011
Small-Cap	(3)*	--	21,127	2011
International	159	--	79,149	2007-2012

*Amount of the fund’s December 2004 dividend payable in January 2005 that will be used to reduce required 2005 ordinary income dividends. At December 31, 2004, net unrealized appreciation (depreciation) of investment securities for tax purposes was:

	(000)
Tax-Managed Fund	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation (Depreciation)
Balanced	115,538	$(3,195)	$112,343
Growth and Income	773,867	(91,028)	682,839
Capital Appreciation	1,207,519	(58,686)	1,148,833
Small-Cap	484,041	(4,978)	479,063
International	206,161	(23,387)	182,774

D.     During the year ended December 31, 2004, purchases and sales of investment securities other than temporary cash investments were:

	(000)
Tax-Managed Fund	Purchases	Sales

Balanced	$115,319	$76,963
Growth and Income	277,283	183,954
Capital Appreciation	282,949	146,862
Small-Cap	344,276	205,714
International	266,384	42,013

E.     The market value of securities on loan to broker/dealers at December 31, 2004, and collateral received with respect to such loans were:

----------------------------------------------------------------------------------   ------------------------------------------------
	(000)
	Market Value	Cash
	of Loaned	Collateral
Tax-Managed Fund	Securities	Received

Balanced	$361	$374
Growth and Income	1,801	1,967
Capital Appreciation	14,356	14,814
Small-Cap	14,431	15,115
International	20,674	21,810

F.     Capital share transactions for each class of shares were:

	Year Ended December 31,
	2004		2003
	Amount	Shares	Amount	Shares
Tax-Managed Fund	(000)	(000)	(000)	(000)

Balanced
Issued	$71,639	3,998	$48,701	2,935
Issued in Lieu of Cash Distributions	11,958	665	10,137	605
Redeemed*	(43,201)	(2,424)	(35,422)	(2,173)
Net Increase (Decrease)	40,396	2,239	23,416	1,367

*Net of redemption fees for 2004 and 2003 of $256,000 and $240,000, respectively.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	Year Ended December 31,
	2004		2003
	Amount	Shares	Amount	Shares
Tax-Managed Fund	(000)	(000)	(000)	(000)

Growth and Income
Investor Shares
Issued	$135,059	5,470	$111,325	5,244
Issued in Lieu of Cash Distributions	21,734	863	16,193	748
Redeemed*	(195,297)	(7,904)	(162,747)	(7,721)

Net Increase (Decrease)--Investor Shares	(38,504)	(1,571)	(35,229)	(1,729)

Admiral Shares
Issued	158,828	3,131	142,140	3,222
Issued in Lieu of Cash Distributions	13,068	252	8,137	182
Redeemed*	(69,828)	(1,363)	(44,574)	(1,012)

Net Increase (Decrease)--Admiral Shares	102,068	2,020	105,703	2,392

Institutional Shares
Issued	51,589	2,110	9,505	454
Issued in Lieu of Cash Distributions	3,381	134	2,724	127
Redeemed*	(26,971)	(1,105)	(6,737)	(342)

Net Increase (Decrease)--Institutional Shares	27,999	1,139	5,492	239

Capital Appreciation
Investor Shares
Issued	$176,622	6,784	$127,228	5,787
Issued in Lieu of Cash Distributions	18,193	649	12,060	481
Redeemed**	(213,480)	(8,148)	(172,050)	(7,873)

Net Increase (Decrease)--Investor Shares	(18,665)	(715)	(32,762)	(1,605)

Admiral Shares
Issued	222,137	4,213	170,008	3,847
Issued in Lieu of Cash Distributions	14,307	253	8,391	166
Redeemed**	(67,632)	(1,274)	(59,585)	(1,342)

Net Increase (Decrease)--Admiral Shares	168,812	3,192	118,814	2,671

Institutional Shares
Issued	817	31	1,759	76
Issued in Lieu of Cash Distributions	1,038	37	641	26
Redeemed**	(13,297)	(509)	(32,725)	(1,454)

Net Increase (Decrease)--Institutional Shares	(11,442)	(441)	(30,325)	(1,352)

*Net of redemption fees for 2004 and 2003 of $847,000 and $858,000, respectively (fund totals).

**Net of redemption fees for 2004 and 2003 of $708,000 and $796,000, respectively (fund totals).

	Year Ended December 31,
	2004		2003
	Amount	Shares	Amount	Shares
Tax-Managed Fund	(000)	(000)	(000)	(000)

Small-Cap
Investor Shares
Issued	$187,713	9,976	$130,229	8,882
Issued in Lieu of Cash Distributions	8,358	393	4,651	267
Redeemed*	(61,746)	(3,329)	(46,083)	(3,337)

Net Increase (Decrease)--Investor Shares	134,325	7,040	88,797	5,812

Institutional Shares
Issued	3,942	223	21	2
Issued in Lieu of Cash Distributions	125	6	80	5
Redeemed*	(4,517)	(227)	(24,175)	(1,616)

Net Increase (Decrease)--Institutional Shares	(450)	2	(24,074)	(1,609)

International
Investor Shares
Issued	$213,024	23,127	$122,358	17,126
Issued in Lieu of Cash Distributions	12,906	1,261	6,899	804
Redeemed**	(28,355)	(3,126)	(76,727)	(11,353)

Net Increase (Decrease)--Investor Shares	197,575	21,262	52,530	6,577

Institutional Shares
Issued	19,418	2,131	33,988	4,247
Issued in Lieu of Cash Distributions	2,144	209	1,436	167
Redeemed**	(1,050)	(113)	--	--

Net Increase (Decrease)--Institutional Shares	20,512	2,227	35,424	4,414

*Net of redemption fees for 2004 and 2003 of $550,000 and $517,000, respectively (fund totals).

**Net of redemption fees for 2004 and 2003 of $245,000 and $658,000, respectively (fund totals).

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of Vanguard Tax-Managed Funds:

In our opinion, the statements of net assets appearing in the insert to this annual report and the accompanying related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Managed Balanced Fund, Tax-Managed Growth and Income Fund, Tax-Managed Capital Appreciation Fund, Tax-Managed Small-Cap Fund, and Tax-Managed International Fund (constituting Vanguard Tax-Managed Funds, hereafter referred to as the “Funds”) at December 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodians and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

Pricewaterhouse Coopers LLP
Philadelphia, Pennsylvania

February 8, 2005

SPECIAL 2004 TAX INFORMATION

(UNAUDITED) FOR VANGUARD TAX-MANAGED FUNDS

This information for the fiscal year ended December 31, 2004, is included pursuant to provisions of the Internal Revenue Code.

The Tax-Managed Balanced Fund designates 72.58% of its income dividends as exempt-interest dividends.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Qualified Dividend Income
Tax-Managed Fund	(000)

Balanced	$3,886
Growth and Income	46,973
Capital Appreciation	40,750
Small-Cap	10,498
International	18,625

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) qualifies for the dividends received deduction is as follows:

Tax-Managed Fund	Percentage

Balanced	100%*
Growth and Income	100
Capital Appreciation	100
Small-Cap	95.3

*The percentage applies only to the taxable ordinary income that has been reported on Form 1099-DIV.

The Tax-Managed International Fund has elected to pass through to shareholders the credit for taxes paid in foreign countries. Shareholders receive detailed information on foreign income and foreign tax per share by country along with their 2004 Form 1099-DIV.

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members' responsibilities are

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
John J. Brennan* (1954) May 1987	Chairman of the Board, Chief Executive Officer, and Trustee (132)	Chairman of the Board,Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

INDEPENDENT TRUSTEES

Charles D. Ellis (1937) January 2001	Trustee (132)	The Partners of `63 (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting);
Successor Trustee of Yale University; Overseer of the Stern School of
Business at New York University; Trustee of the Whitehead Institute
for Biomedical Research.

Rajiv L. Gupta (1945) December 2001**	Trustee (132)	Chairman and Chief Executive Officer (since October 1999), Vice
Chairman (January-September 1999), and Vice President (prior to
September 1999) of Rohm and Haas Co. (chemicals); Director of
Technitrol, Inc. (electronic components), and Agere Systems (commu-
nications components); Board Member of the American Chemistry
Council; Trustee of Drexel University.

JoAnn Heffernan Heisen (1950) July 1998	Trustee (132)	Vice President, Chief Information Officer, and Member of the
Executive Committee of Johnson & Johnson (pharmaceuticals/
consumer products); Director of the University Medical Center at
Princeton and Women's Research and Education Institute.

Burton G. Malkiel (1932) May 1977	Trustee (129)	Chemical Bank Chairman's Professor of Economics, Princeton
University; Director of Vanguard Investment Series plc (Irish invest-
ment fund) (since November 2001), Vanguard Group (Ireland)
Limited (investment management) (since November 2001),
Prudential Insurance Co. of America, BKF Capital (investment management), The Jeffrey Co. (holding company), and NeuVis, Inc.
(software company).

André F. Perold (1952) December 2004	Trustee (132)	George Gund Professor of Finance and Banking, Harvard Business
School (since 2000); Senior Associate Dean, Director of Faculty
Recruiting, and Chair of Finance Faculty, Harvard Business School;
Director and Chairman of Unx, Inc. (equities trading firm) (since 2003);
Director of registered investment companies advised by Merrill Lynch
Investment Managers and affiliates (1985–2004), Genbel Securities
Limited (South African financial services firm) (1999–2003), Gensec
Bank (1999–2003), Sanlam Investment Management (1999–2001),
Sanlam, Ltd. (South African insurance company) (2001–2003),
Stockback, Inc. (credit card firm) (2000–2002), and Bulldogresearch.com
(investment research) (1999–2001); and Trustee of Commonfund
(investment management) (1989–2001).

selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
Alfred M. Rankin, Jr. (1941) January 1993	Trustee (132)	Chairman, President, Chief Executive Officer, and Director of NACCO
Industries, Inc. (forklift trucks/housewares/lignite); Director of
Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson (1936) April 1985	Trustee (132)	Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco
Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University.

EXECUTIVE OFFICERS*
R. Gregory Barton (1951) June 2001	Secretary (132)	Managing Director and General Counsel of The Vanguard Group, Inc.; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins (1957) July 1998	Treasurer (132)	Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

*Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
**December 2002 for Vanguard® Equity Income Fund, Vanguard® Growth Equity Fund, the Vanguard® Municipal Bond Funds, and the Vanguard® State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
Mortimer J. Buckley, Information Technology. James H. Gately, Investment Programs and Services. Kathleen C. Gubanich, Human Resources. F. William McNabb, III, Client Relationship Group.	Michael S. Miller, Planning and Development. Ralph K. Packard, Finance. George U. Sauter, Chief Investment Officer.
John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.

Post Office Box 2600
Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Vanguard Tax-Managed Funds, Admiral, and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the exclusive property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

For More Information

This report is intended for the funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus. To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com. Prospectuses may also be viewed online.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting our website, www.vanguard.com, and searching for “proxy voting guidelines,” or by calling Vanguard at 1- 800- 662-2739. They are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-202-942- 8090. Information about your fund is also available on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request in either of two ways: via e-mail addressed to publicinfo@sec.gov or via regular mail addressed to the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549–0102.

World Wide Web

www.vanguard.com

Fund Information

1-800-662-7447

Direct Investor Account Services

1-800-662-2739

Institutional Investor Services

1-800-523-1036

Text Telephone

1-800-952-3335

© 2005 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q870 022005

As of 12/31/2004	VANGUARD TAX-MANAGED FUNDS®

STATEMENT OF NET ASSETS

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, Notes to Financial Statements, and Report of Independent Registered Public Accounting Firm, all of which appear in the accompanying report.

This Statement provides a detailed list of each fund’s holdings, including each security’s market value on the last day of the reporting period. Securities are grouped and subtotaled by asset type (common stocks, bonds, etc.), with common stocks grouped by industry sector (grouped by country for the Tax-Managed International Fund). The Tax-Managed Balanced Fund’s municipal bond holdings are grouped and subtotaled by state. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund’s Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund’s net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

Contents
Tax-Managed Balanced Fund ........................... 1	Tax-Managed Small-Cap Fund ...............26
Tax-Managed Growth and Income Fund ............13	Tax-Managed International Fund ............33
Tax-Managed Capital Appreciation Fund ...........19

Tax-Managed Balanced Fund	Shares	Market Value^ (000)
COMMON STOCKS (48.3%)

Auto & Transportation (1.1%)
United Parcel Service, Inc.	12,200	$ 1,043
FedEx Corp.	8,500	837
Harley-Davidson, Inc.	9,300	565
Norfolk Southern Corp.	14,200	514
Southwest Airlines Co.	27,718	451
Burlington Northern Santa Fe Corp.	8,938	423
Union Pacific Corp.	5,959	401
Expeditors International
of Washington, Inc.	5,300	296
C.H. Robinson Worldwide, Inc.	4,800	266
Ford Motor Co.	17,765	260
CSX Corp.	6,200	248
Lear Corp.	3,700	226
*Navistar International Corp.	5,100	224
J.B. Hunt Transport Services, Inc.	5,000	224
Gentex Corp.	5,100	189

1

	Shares	Market Value^ (000)
*JetBlue Airways Corp.	6,229	$ 145
General Motors Corp.	479	19

		6,331

Consumer Discretionary (8.4%)
Wal-Mart Stores, Inc.	61,800	3,264
Home Depot, Inc.	51,300	2,193
*Time Warner, Inc.	94,140	1,830
The Walt Disney Co.	53,000	1,473
*eBay Inc.	12,600	1,465
Viacom Inc. Class B	38,816	1,412
Target Corp.	24,500	1,272
Lowe's Cos., Inc.	20,800	1,198
McDonald's Corp.	34,500	1,106
*Yahoo! Inc.	29,200	1,100
Liberty Media Corp.	77,128	847
Gillette Co.	18,600	833
*Starbucks Corp.	11,800	736
Cendant Corp.	29,595	692
Costco Wholesale Corp.	13,300	644
Kimberly-Clark Corp.	9,172	604
*Electronic Arts Inc.	9,043	558
Waste Management, Inc.	18,301	548
Staples, Inc.	16,237	547
Yum! Brands, Inc.	10,200	481
NIKE, Inc. Class B	5,300	481
Starwood Hotels & Resorts
Worldwide, Inc.	8,001	467
Marriott International, Inc. Class A	7,400	466
The Gap, Inc.	21,525	455
*Bed Bath & Beyond, Inc.	10,700	426
*Coach, Inc.	7,400	417
Federated Department Stores, Inc.	7,200	416
Avon Products, Inc.	10,600	410
Best Buy Co., Inc.	6,850	407
International Game Technology	11,600	399
*Kohl's Corp.	7,800	384
*DirecTV Group, Inc.	22,771	381
*Apollo Group, Inc. Class A	4,700	379
Hilton Hotels Corp.	15,979	363
Harrah's Entertainment, Inc.	5,400	361
Black & Decker Corp.	3,800	336
*XM Satellite Radio Holdings, Inc.	8,900	335
Harman International Industries, Inc.	2,600	330
*Caesars Entertainment, Inc.	16,200	326
EchoStar Communications Corp.
Class A	9,757	324
*Amazon.com, Inc.	7,300	323
Mattel, Inc.	16,080	313
Abercrombie & Fitch Co.	6,300	296
Republic Services, Inc. Class A	8,700	292
*Mohawk Industries, Inc.	3,100	283
*Toys R Us, Inc.	13,800	282
*Liberty Media International Inc.
Class A	6,039	279
*AutoZone Inc.	3,000	274
*Office Depot, Inc.	15,700	273
*MGM Mirage, Inc.	3,714	270
Estee Lauder Cos. Class A	5,900	270
Cintas Corp.	6,150	270
Gannett Co., Inc.	3,300	270
*Univision Communications Inc.	9,210	270
Mandalay Resort Group	3,800	268
*Kmart Holding Corp.	2,700	267
Dollar General Corp.	12,860	267
Michaels Stores, Inc.	8,900	267
Liz Claiborne, Inc.	6,300	266
*Interpublic Group of Cos., Inc.	19,800	265
Darden Restaurants Inc.	9,550	265
PETsMART, Inc.	7,400	263
*IAC/InterActiveCorp	9,400	260
Robert Half International, Inc.	8,600	253
Fastenal Co.	4,100	252
Clear Channel Communications, Inc.	7,520	252
Jones Apparel Group, Inc.	6,800	249
Manpower Inc.	5,000	241
*Fisher Scientific International Inc.	3,864	241
CDW Corp.	3,600	239
*AutoNation, Inc.	12,200	234
Reebok International Ltd.	5,300	233
*Fox Entertainment Group, Inc.
Class A	7,400	231
RadioShack Corp.	6,900	227
Polo Ralph Lauren Corp.	5,300	226
Dillard's Inc.	8,300	223
*Brinker International, Inc.	6,350	223
*Dollar Tree Stores, Inc.	7,650	219
The Brink's Co.	5,500	217
*Williams-Sonoma, Inc.	6,200	217
Applebee's International, Inc.	8,200	217
Alberto-Culver Co. Class B	4,450	216
*Career Education Corp.	5,400	216
*Iron Mountain, Inc.	7,050	215
*Pixar, Inc.	2,500	214
*Lamar Advertising Co. Class A	5,000	214
Outback Steakhouse	4,650	213
GTECH Holdings Corp.	8,200	213
International Speedway Corp.	4,010	212
Hasbro, Inc.	10,625	206
*Weight Watchers International, Inc.	5,000	205
*The Cheesecake Factory	6,000	195
Regis Corp.	4,200	194
E.W. Scripps Co. Class A	4,000	193

2

	Shares	Market Value^ (000)
*O'Reilly Automotive, Inc.	4,200	$ 189
*Education Management Corp.	5,600	185
Aramark Corp. Class B	6,900	183
*Timberland Co.	2,900	182
Borders Group, Inc.	7,100	180
Saks Inc.	12,300	178
*Barnes & Noble, Inc.	5,500	177
*CarMax, Inc.	5,703	177
*Columbia Sportswear Co.	2,900	173
ServiceMaster Co.	11,900	164
*Rent-A-Center, Inc.	5,700	151
*Big Lots Inc.	12,100	147
Hearst-Argyle Television Inc.	5,200	137
*Allied Waste Industries, Inc.	14,600	135
Omnicom Group Inc.	1,500	126
Sabre Holdings Corp.	4,440	98
*Chico's FAS, Inc.	2,100	96
*Tech Data Corp.	2,100	95
Foot Locker, Inc.	2,800	75
*Convergys Corp.	4,800	72
Circuit City Stores, Inc.	4,500	70
*Sirius Satellite Radio, Inc.	9,200	70
Nordstrom, Inc.	900	42
Metro-Goldwyn-Mayer Inc.	3,300	39
Belo Corp. Class A	1,400	37
Limited Brands, Inc.	1,424	33
TJX Cos., Inc.	1,200	30
Newell Rubbermaid, Inc.	1,218	29
Viad Corp.	1,000	28
*Westwood One, Inc.	900	24
Tribune Co.	500	21
Blockbuster Inc. Class A	656	6
Blockbuster Inc. Class B	656	6

		47,274

Consumer Staples (3.1%)
The Procter & Gamble Co.	56,900	3,134
Altria Group, Inc.	41,300	2,523
PepsiCo, Inc.	40,300	2,104
The Coca-Cola Co.	39,100	1,628
Walgreen Co.	27,400	1,051
Anheuser-Busch Cos., Inc.	20,300	1,030
Sysco Corp.	15,100	576
CVS Corp.	10,628	479
Colgate-Palmolive Co.	9,300	476
*The Kroger Co.	25,700	451
Wm. Wrigley Jr. Co.	6,000	415
The Clorox Co.	5,400	318
Whole Foods Market, Inc.	3,000	286
*Constellation Brands, Inc. Class A	6,100	284
Coca-Cola Enterprises, Inc.	13,400	279
*Dean Foods Co.	7,650	252
The Pepsi Bottling Group, Inc.	9,000	243
Tyson Foods, Inc.	12,931	238
*Smithfield Foods, Inc.	7,500	222
*Del Monte Foods Co.	18,000	198
Tootsie Roll Industries, Inc.	5,400	187
PepsiAmericas, Inc.	8,800	187
Pilgrim's Pride Corp.	5,400	166
Kellogg Co.	3,200	143
General Mills, Inc.	2,400	119
Reynolds American Inc.	1,501	118
Sara Lee Corp.	4,700	113
*Safeway, Inc.	4,734	93
*Rite Aid Corp.	22,300	82
Church & Dwight, Inc.	2,000	67
ConAgra Foods, Inc.	1,200	35

		17,497

Financial Services (9.7%)
Citigroup, Inc.	118,097	5,690
Bank of America Corp.	89,422	4,202
American International Group, Inc.	54,906	3,606
JPMorgan Chase & Co.	74,116	2,891
Wells Fargo & Co.	34,000	2,113
American Express Co.	29,100	1,640
Wachovia Corp.	29,500	1,552
Fannie Mae	19,100	1,360
U.S. Bancorp	41,500	1,300
Morgan Stanley	21,960	1,219
First Data Corp.	23,914	1,017
Merrill Lynch & Co., Inc.	16,700	998
Freddie Mac	12,600	929
The Goldman Sachs Group, Inc.	8,300	864
Prudential Financial, Inc.	15,400	846
Lehman Brothers Holdings, Inc.	8,164	714
SLM Corp.	12,700	678
Washington Mutual, Inc.	15,671	663
Capital One Financial Corp.	7,500	632
Countrywide Financial Corp.	16,798	622
AFLAC Inc.	15,500	617
MBNA Corp.	20,400	575
State Street Corp.	10,600	521
Golden West Financial Corp.	8,400	516
Metropolitan Life Insurance Co.	12,700	514
Allstate Corp.	9,400	486
The Principal Financial Group, Inc.	11,400	467
Franklin Resources Corp.	6,400	446
Charles Schwab Corp.	36,650	438
Moody's Corp.	5,000	434
CIGNA Corp.	5,300	432
Bear Stearns Co., Inc.	4,100	419
Loews Corp.	5,600	394
The Hartford Financial
Services Group Inc.	5,200	360
Automatic Data Processing, Inc.	8,100	359

3

Tax-Managed Balanced Fund	Shares	Market Value^ (000)
Ambac Financial Group, Inc.	4,350	$ 357
MBIA, Inc.	5,600	354
*SunGard Data Systems, Inc.	12,100	343
Progressive Corp. of Ohio	4,000	339
Sovereign Bancorp, Inc.	15,000	338
M & T Bank Corp.	3,100	334
Paychex, Inc.	9,650	329
*Fiserv, Inc.	8,025	322
Host Marriott Corp. REIT	18,000	311
MGIC Investment Corp.	4,500	310
Torchmark Corp.	5,400	309
Zions Bancorp	4,200	286
Radian Group, Inc.	5,300	282
*Providian Financial Corp.	16,500	272
Leucadia National Corp.	3,900	271
*AmeriCredit Corp.	11,000	269
Mellon Financial Corp.	8,600	268
Plum Creek Timber Co. Inc. REIT	6,900	265
*The Dun & Bradstreet Corp.	4,300	256
*DST Systems, Inc.	4,900	255
Investors Financial Services Corp.	5,100	255
*Markel Corp.	700	255
Genworth Financial Inc.	9,300	251
Eaton Vance Corp.	4,800	250
The Bank of New York Co., Inc.	7,400	247
The PMI Group Inc.	5,800	242
Janus Capital Group Inc.	14,400	242
Catellus Development Corp. REIT	7,843	240
W.R. Berkley Corp.	5,000	236
MoneyGram International, Inc.	10,700	226
UCBH Holdings, Inc.	4,900	225
*Conseco, Inc.	10,800	215
BB&T Corp.	5,000	210
*WellChoice Inc.	3,900	208
Transatlantic Holdings, Inc.	3,350	207
StanCorp Financial Group, Inc.	2,500	206
Legg Mason Inc.	2,800	205
Federated Investors, Inc.	6,700	204
Brown & Brown, Inc.	4,600	200
Certegy, Inc.	5,500	195
BlackRock, Inc.	2,500	193
IndyMac Bancorp, Inc.	5,600	193
*BOK Financial Corp.	3,840	187
*The First Marblehead Corp.	3,300	186
Reinsurance Group of America, Inc.	3,800	184
*Alleghany Corp.	644	184
Odyssey Re Holdings Corp.	7,000	176
*CNA Financial Corp.	6,300	168
Total System Services, Inc.	6,900	168
St. Paul Travelers Cos., Inc.	4,489	166
National City Corp.	4,400	165
*CapitalSource Inc.	6,100	157
SunTrust Banks, Inc.	2,100	155
Fifth Third Bancorp	2,500	118
*Instinet Group Inc.	15,516	94
The Chicago Mercantile Exchange	400	91
HCC Insurance Holdings, Inc.	2,500	83
*Ameritrade Holding Corp.	5,400	77
Doral Financial Corp.	1,500	74
Fair, Isaac, Inc.	2,000	73
ProLogis REIT	1,565	68
Equifax, Inc.	2,200	62
W Holding Co., Inc.	2,244	51
Global Payments Inc.	600	35
PNC Financial Services Group	400	23
Raymond James Financial, Inc.	700	22
SEI Corp.	500	21
First Horizon National Corp.	300	13

		54,290

Health Care (6.7%)
Pfizer Inc.	161,610	4,346
Johnson & Johnson	67,232	4,264
*Amgen, Inc.	31,624	2,029
Medtronic, Inc.	30,600	1,520
UnitedHealth Group Inc.	17,187	1,513
Abbott Laboratories	29,600	1,381
Merck & Co., Inc.	37,700	1,212
*WellPoint Inc.	8,336	959
Wyeth	21,300	907
Eli Lilly & Co.	15,400	874
Bristol-Myers Squibb Co.	32,900	843
*Genentech, Inc.	12,400	675
Guidant Corp.	9,300	671
Cardinal Health, Inc.	11,190	651
*Boston Scientific Corp.	18,300	651
Aetna Inc.	4,869	607
*Zimmer Holdings, Inc.	7,470	598
*Biogen Idec Inc.	8,560	570
HCA Inc.	14,202	567
Schering-Plough Corp.	26,300	549
*Caremark Rx, Inc.	12,600	497
Stryker Corp.	9,900	478
*St. Jude Medical, Inc.	11,368	477
*Gilead Sciences, Inc.	13,000	455
*Medco Health Solutions, Inc.	10,578	440
*Forest Laboratories, Inc.	9,700	435
*Genzyme Corp.-General Division	7,400	430
Biomet, Inc.	9,225	400
Quest Diagnostics, Inc.	3,600	344
*Laboratory Corp. of
America Holdings	6,900	344
*Humana Inc.	11,500	341

4

	Shares	Market Value^ (000)
AmerisourceBergen Corp.	5,500	$ 323
*Varian Medical Systems, Inc.	7,200	311
Health Management Associates
Class A	12,812	291
*Sepracor Inc.	4,900	291
*Patterson Cos	6,600	286
*Hospira, Inc.	8,460	283
IMS Health, Inc.	11,876	276
*Express Scripts Inc.	3,600	275
*MedImmune Inc.	9,824	266
*Barr Pharmaceuticals Inc.	5,775	263
DENTSPLY International Inc.	4,600	258
*Coventry Health Care Inc.	4,800	255
Mylan Laboratories, Inc.	14,250	252
*Lincare Holdings, Inc.	5,700	243
*Watson Pharmaceuticals, Inc.	7,000	230
Baxter International, Inc.	6,400	221
*Henry Schein, Inc.	3,100	216
Cooper Cos., Inc.	3,000	212
Becton, Dickinson & Co.	3,700	210
*Celgene Corp.	7,800	207
*American Pharmaceuticals
Partners, Inc.	5,050	189
*IVAX Corp.	11,546	183
Medicis Pharmaceutical Corp.	5,100	179
Universal Health Services Class B	4,000	178
McKesson Corp.	5,600	176
*Stericycle, Inc.	3,600	165
Omnicare, Inc.	4,700	163
*Chiron Corp.	4,540	151
*Andrx Group	6,853	150
*Kinetic Concepts, Inc.	1,900	145
*Endo Pharmaceuticals Holdings, Inc.	6,500	137
*Eon Labs, Inc.	4,300	116
*Millipore Corp.	1,800	90
*Health Net Inc.	2,900	84
Beckman Coulter, Inc.	1,100	74
*Tenet Healthcare Corp.	6,290	69

		37,446

Integrated Oils (2.0%)
ExxonMobil Corp.	148,344	7,604
ChevronTexaco Corp.	43,638	2,291
ConocoPhillips Co.	13,476	1,170
Occidental Petroleum Corp.	2,500	146
Amerada Hess Corp.	1,700	140

		11,351

Other Energy (1.7%)
Devon Energy Corp.	15,246	593
Burlington Resources, Inc.	12,800	557
Apache Corp.	10,446	528
Anadarko Petroleum Corp.	7,996	518
Baker Hughes, Inc.	11,140	475
Valero Energy Corp.	9,700	440
Williams Cos., Inc.	23,100	376
XTO Energy, Inc.	10,525	372
EOG Resources, Inc.	5,000	357
BJ Services Co.	7,200	335
Kerr-McGee Corp.	5,679	328
*Reliant Energy, Inc.	21,700	296
Peabody Energy Corp.	3,500	283
ENSCO International, Inc.	8,500	270
*Smith International, Inc.	4,800	261
Patina Oil & Gas Corp.	6,900	259
Pioneer Natural Resources Co.	7,100	249
Noble Energy, Inc.	3,900	240
*Newfield Exploration Co.	3,900	230
*National-Oilwell, Inc.	6,500	229
Patterson-UTI Energy, Inc.	11,702	228
*Varco International, Inc.	7,700	224
*Pride International, Inc.	10,500	216
*Cooper Cameron Corp.	4,000	215
*Rowan Cos., Inc.	8,300	215
Pogo Producing Co.	4,300	209
Arch Coal, Inc.	5,600	199
Premcor, Inc.	4,700	198
*FMC Technologies Inc.	6,103	196
*Dynegy, Inc.	38,400	177
*NRG Engergy	4,500	162
Massey Energy Co.	100	3
*Grant Prideco, Inc.	115	2

		9,440

Materials & Processing (1.7%)
E.I. du Pont de Nemours & Co.	16,900	829
Dow Chemical Co.	13,500	668
Newmont Mining Corp.	12,689	563
Alcoa Inc.	16,888	531
Praxair, Inc.	11,200	494
Phelps Dodge Corp.	3,800	376
Nucor Corp.	7,000	366
Archer-Daniels-Midland Co.	16,121	360
Monsanto Co.	6,354	353
*American Standard Cos., Inc.	8,300	343
United States Steel Corp.	6,200	318
Lyondell Chemical Co.	10,000	289
Georgia Pacific Group	7,672	288
Fluor Corp.	5,200	283
The St. Joe Co.	4,100	263
Precision Castparts Corp.	4,000	263
Smurfit-Stone Container Corp.	13,588	254
*Energizer Holdings, Inc.	5,100	253
*Pactiv Corp.	9,900	250
Sigma-Aldrich Corp.	4,100	248

5

	Shares	Market Value^ (000)
*Sealed Air Corp.	4,600	$ 245
Freeport-McMoRan
Copper & Gold, Inc. Class B	6,300	241
*Owens-Illinois, Inc.	9,900	224
*Jacobs Engineering Group Inc.	4,500	215
*Scotts Co.	2,800	206
Forest City Enterprise Class A	3,200	184
Hughes Supply, Inc.	5,500	178
Packaging Corp. of America	7,300	172
International Paper Co.	3,300	139
*International Steel Group, Inc.	3,200	130
Martin Marietta Materials, Inc.	2,300	123
*Neenah Paper Inc.	277	9

		9,658

Producer Durables (2.4%)
United Technologies Corp.	12,100	1,251
The Boeing Co.	18,540	960
*Applied Materials, Inc.	42,500	727
Illinois Tool Works, Inc.	7,600	704
Lockheed Martin Corp.	11,200	622
Caterpillar, Inc.	5,000	488
Danaher Corp.	8,400	482
*Xerox Corp.	27,700	471
*Lexmark International, Inc.	4,500	382
*Agilent Technologies, Inc.	15,563	375
D. R. Horton, Inc.	9,225	372
*KLA-Tencor Corp.	7,500	349
Centex Corp.	5,700	340
Pulte Homes, Inc.	5,200	332
Northrop Grumman Corp.	5,918	322
*Toll Brothers, Inc.	4,600	316
Lennar Corp. Class A	5,400	305
*Waters Corp.	6,400	299
Emerson Electric Co.	4,200	294
*LAM Research Corp.	9,600	278
*Thermo Electron Corp.	9,075	274
Rockwell Collins, Inc.	6,900	272
*NVR, Inc.	350	269
W.W. Grainger, Inc.	4,000	266
Ryland Group, Inc.	4,400	253
*United Defense Industries Inc.	5,000	236
Molex, Inc.	7,766	233
*Hovnanian Enterprises Inc. Class A	4,700	233
*Alliant Techsystems, Inc.	3,400	222
Donaldson Co., Inc.	6,400	209
American Power Conversion Corp.	9,700	208
*Mettler-Toledo International Inc.	3,900	200
Ametek, Inc.	5,600	200
Herman Miller, Inc.	6,900	191
*Teradyne, Inc.	9,000	154
*AGCO Corp.	6,400	140
Graco, Inc.	3,200	120
Roper Industries Inc.	1,700	103
Pentair, Inc.	2,300	100
Parker Hannifin Corp.	800	61
Deere & Co.	700	52
Lennar Corp. Class B	680	36
Novellus Systems, Inc.	1,000	28

		13,729

Technology (7.2%)
Microsoft Corp.	198,300	5,297
International Business
Machines Corp.	39,500	3,894
*Cisco Systems, Inc.	162,200	3,130
Intel Corp.	132,500	3,099
*Dell Inc.	57,000	2,402
QUALCOMM Inc.	41,100	1,743
*Oracle Corp.	98,900	1,357
Texas Instruments, Inc.	45,600	1,123
Hewlett-Packard Co.	51,412	1,078
*EMC Corp.	55,900	831
*Apple Computer, Inc.	11,400	734
Motorola, Inc.	39,606	681
Adobe Systems, Inc.	8,500	533
*Lucent Technologies, Inc.	138,900	522
*Symantec Corp.	19,800	510
*Sun Microsystems, Inc.	94,000	506
*Corning, Inc.	42,500	500
General Dynamics Corp.	4,600	481
Analog Devices, Inc.	12,734	470
*Veritas Software Corp.	15,819	452
*Network Appliance, Inc.	12,912	429
Maxim Integrated Products, Inc.	10,100	428
Autodesk, Inc.	10,500	398
*Advanced Micro Devices, Inc.	16,400	361
*Computer Sciences Corp.	6,200	349
*Avaya Inc.	20,300	349
L-3 Communications Holdings, Inc.	4,400	322
*Affiliated Computer Services, Inc.
Class A	5,300	319
*Altera Corp.	15,400	319
Linear Technology Corp.	8,200	318
*NCR Corp.	4,468	309
*Comverse Technology, Inc.	12,467	305
*Intuit, Inc.	6,900	304
Scientific-Atlanta, Inc.	9,100	300
*Broadcom Corp.	9,200	297
National Semiconductor Corp.	15,600	280
Symbol Technologies, Inc.	16,000	277
*Juniper Networks, Inc.	9,600	261
*NVIDIA Corp.	11,000	259
*Ingram Micro, Inc. Class A	12,100	252

6

	Shares	Market Value^ (000)
*Mercury Interactive Corp.	5,500	$ 251
*Storage Technology Corp.	7,700	243
*Jabil Circuit, Inc.	9,500	243
Microchip Technology, Inc.	8,800	235
*Citrix Systems, Inc.	9,200	226
*Amphenol Corp.	6,100	224
*Zebra Technologies Corp. Class A	3,798	214
*Solectron Corp.	37,000	197
*Arrow Electronics, Inc.	8,100	197
*BMC Software, Inc.	10,500	195
*Tellabs, Inc.	22,600	194
*Sanmina-SCI Corp.	22,908	194
*Compuware Corp.	26,600	172
*Cadence Design Systems, Inc.	12,400	171
*Siebel Systems, Inc.	15,810	166
Computer Associates
International, Inc.	5,162	160
*Avnet, Inc.	8,500	155
Intersil Corp.	8,100	136
*ADC Telecommunications, Inc.	48,700	130
*Ceridian Corp.	6,400	117
*UTStarcom, Inc.	4,800	106
*Synopsys, Inc.	4,800	94
Reynolds & Reynolds Class A	3,300	87
*Unisys Corp.	8,200	83
*Freescale Semiconductor, Inc.	4,373	80
*LSI Logic Corp.	14,400	79
*JDS Uniphase Corp.	23,000	73
*BEA Systems, Inc.	7,500	66
*BearingPoint, Inc.	7,900	63
Xilinx, Inc.	1,800	53
*Western Digital Corp.	4,800	52
*Micron Technology, Inc.	3,700	46
Acxiom Corp.	700	18
*Maxtor Corp.	1,839	10
*3Com Corp.	400	2

		40,511

Utilities (2.3%)
Verizon Communications Inc.	57,600	2,333
SBC Communications Inc.	63,444	1,635
*Comcast Corp. Special Class A	27,492	903
*Comcast Corp. Class A	26,216	872
*Nextel Communications, Inc.	28,700	861
BellSouth Corp.	30,500	848
Sprint Corp.	22,500	559
*PG&E Corp.	14,200	473
*AES Corp.	27,900	381
Edison International	11,800	378
Kinder Morgan, Inc.	4,600	336
*NTL Inc.	4,057	296
CenturyTel, Inc.	7,375	262
Exelon Corp.	5,800	256
*Cablevision Systems NY Group
Class A	10,194	254
Telephone & Data Systems, Inc.	3,000	231
NSTAR	4,100	223
Southern Co.	6,600	221
*Qwest Communications
International Inc.	45,000	200
ALLTEL Corp.	3,230	190
*U.S. Cellular Corp.	4,000	179
Dominion Resources, Inc.	2,590	175
Western Gas Resources, Inc.	5,900	173
Northeast Utilities	8,900	168
TXU Corp.	2,200	142
Duke Energy Corp.	5,500	139
SCANA Corp.	1,400	55
Cinergy Corp.	700	29
FirstEnergy Corp.	700	28
NiSource, Inc.	1,077	25
Citizens Communications Co.	937	13

		12,838

Other (2.0%)
General Electric Co.	235,809	8,607
3M Co.	14,600	1,198
Honeywell International Inc.	9,800	347
ITT Industries, Inc.	4,000	338
Brunswick Corp.	5,600	277
SPX Corp.	4,200	168
Wesco Financial Corp.	410	161

		11,096

TOTAL COMMON STOCKS
(Cost $171,336)		271,461

	Face
	Amount
	(000)

MUNICIPAL BONDS (51.0%)

Alaska (0.3%)
Matanuska-Susitna Borough AK GO
5.50%, 3/1/2012 (3)	$1,695	1,911

Arizona (1.9%)
Arizona Transp. Board Highway Rev
5.25%, 7/1/2017	2,215	2,439
5.25%, 7/1/2020	1,965	2,147
Phoenix AZ Civic Improvement Corp.
Water System Rev
5.50%, 7/1/2015 (3)	5,525	6,198

		10,784

7

	Shares	Market Value^ (000)
California (3.9%)
California GO
6.40%, 2/1/2006 (1)	$ 500	$ 523
6.00%, 2/1/2016	2,000	2,353
California GO VRDO
2.25%, 1/3/2005 LOC	1,100	1,100
California Health Fac. Finance
Auth. Rev. (Catholic
Healthcare West)
6.25%, 7/1/2006 (1)	395	418
California Public Works
Board Lease Rev
(Dept. of Corrections)
5.00%, 9/1/2011 (2)	1,535	1,668
California State Dept. of Water
Resources Power Supply Rev
5.50%, 5/1/2014 (2)	4,065	4,625
5.50%, 5/1/2015 (2)	3,000	3,386
California State Econ
Recovery Bonds
5.00%, 7/1/2015	2,100	2,317
Central Coast California Water
Auth. Rev
6.00%, 10/1/2008 (2)	1,000	1,081
Clovis CA USD GO
0.00%, 8/1/2005 (3) (ETM)	2,000	1,978
Los Angeles CA USD GO
6.00%, 7/1/2008 (3)	1,000	1,123
San Bernardino County
CA Medical Center COP
5.50%, 8/1/2005 (1)	500	510
South Orange County
CA Public Finance Auth. Rev
7.00%, 9/1/2006 (1)	875	943

		22,025

Colorado (1.3%)
Colorado Dept. of Transp. Rev
5.25%, 12/15/2013 (2) (Prere.)	3,750	4,263
Colorado Springs CO Util. System Rev
5.375%, 11/15/2013	2,775	3,101

		7,364

District of Columbia (1.0%)
District of Columbia GO
6.75%, 6/1/2005 (1)	5	5
5.50%, 6/1/2007 (4)	1,490	1,598
5.40%, 6/1/2012 (2)	455	493
District of Columbia Univ. Rev
(George Washington Univ.)
6.00%, 9/15/2011 (1)	3,000	3,396

		5,492

Florida (0.7%)
Florida Turnpike Auth. Rev
5.25%, 7/1/2009 (3)	$485	531
5.25%, 7/1/2010 (3)	825	901
Sunshine State Florida Govt
Financing Comm. Rev. VRDO
2.00%, 1/7/2005 (2)	1,600	1,600
Tampa FL Health System Rev
(Catholic Healthcare East)
5.00%, 11/15/2009 (1)	1,000	1,094

		4,126

Georgia (2.1%)
Atlanta GA Airport Fac. Rev
5.75%, 1/1/2013 (3)	3,370	3,763
Georgia GO
5.50%, 7/1/2014	4,000	4,642
Georgia Muni. Electric
Power Auth. Rev
6.25%, 1/1/2012 (1)	3,000	3,549

		11,954

Hawaii (0.9%)
Hawaii GO
5.875%, 10/1/2010 (1) (Prere.)	1,870	2,155
5.00%, 10/1/2024 (1)	3,000	3,166

		5,321

Illinois (2.4%)
Chicago IL (City Colleges
Improvement) GO
0.00%, 1/1/2012 (3)	2,380	1,822
Illinois GO
5.25%, 8/1/2012 (1)	3,700	4,158
Illinois Health Fac. Auth. Rev
(Univ. of Chicago Hosp. &
Health Systems) VRDO
2.20%, 1/3/2005 (1)	4,300	4,300
Illinois Sales Tax Rev
0.00%, 12/15/2016 (2)	5,000	2,958

		13,238

Indiana (0.9%)
Indiana Muni. Power Agency Rev
5.25%, 1/1/2015 (1)	4,440	4,917

Louisiana (0.5%)
Louisiana GO
5.50%, 5/15/2015 (3)	2,665	2,980

Maryland (0.4%)
Maryland GO
5.50%, 8/1/2008	2,250	2,489

8

	Shares	Market Value^ (000)

Massachusetts (2.8%)
Chelsea MA GO
5.50%, 6/15/2011 (2)	$ 740	$ 814
5.50%, 6/15/2012 (2)	735	808
Massachusetts Bay Transp. Auth. Rev
6.25%, 3/1/2005	1,000	1,007
5.125%, 3/1/2009 (Prere.)	1,695	1,869
Massachusetts GO
5.50%, 11/1/2013 (3)	2,000	2,292
Massachusetts GO VRDO
2.03%, 1/7/2005	500	500
Massachusetts Health & Educ. Fac
Auth. Rev. (Caritas Christi
Obligated Group)
6.50%, 7/1/2012	1,880	2,136
Massachusetts Health & Educ. Fac
Auth. Rev. (Northeastern Univ.)
5.00%, 10/1/2017 (1)	1,000	1,075
Massachusetts Water Pollution
Abatement Trust
6.00%, 8/1/2009 (Prere.)	415	478
6.00%, 8/1/2010	1,365	1,555
Massachusetts Water
Resources Auth. Rev
5.25%, 8/1/2017 (4)	3,000	3,403

		15,937

Michigan (2.3%)
Detroit MI City School Dist. GO
5.00%, 5/1/2011 (3)	3,510	3,873
Mason MI Public School Dist. GO
5.25%, 5/1/2017 (4)	1,850	2,053
Michigan Building Auth. Rev
5.30%, 10/1/2007 (2) (Prere.)	1,250	1,372
5.125%, 10/15/2008 (Prere.)	3,015	3,305
Michigan Muni. Bond Auth. Rev
(Clean Water Revolving Fund)
5.875%, 10/1/2010 (Prere.)	2,110	2,451

		13,054

Mississippi (1.0%)
Mississippi GO
5.50%, 12/1/2018	2,750	3,213
5.50%, 12/1/2019	2,000	2,342

		5,555

Missouri (1.4%)
Missouri Health & Educ. Fac. Auth
(Washington Univ.)
6.00%, 3/1/2010 (Prere.)	4,000	4,616
Health Fac. Rev. (St. Luke's
Episcopal-Presbyterian Hosp.)
5.50%, 12/1/2015 (4)	2,965	3,264

		7,880

Nebraska (0.1%)
Nebraska Public Power Dist. Rev
5.25%, 1/1/2008 (1) (Prere.)	135	147
5.25%, 1/1/2010 (1)	125	135
5.25%, 1/1/2011 (1)	90	97

		379

Nevada (0.5%)
Clark County NV Airport
Improvement Rev
5.00%, 7/1/2005 (1)	1,705	1,730
Clark County NV School Dist. GO
5.90%, 6/15/2006 (3) (Prere.)	750	797

		2,527

New Jersey (3.5%)
New Jersey GO
5.00%, 7/15/2009	3,000	3,280
New Jersey Transp. Corp. COP
5.50%, 9/15/2011 (2)	3,000	3,396
New Jersey Transp. Trust Fund
Auth. Rev
6.00%, 6/15/2005 (2)	2,500	2,545
5.00%, 6/15/2008 (Prere.)	1,555	1,683
6.00%, 6/15/2008	250	274
6.00%, 12/15/2011 (1) (Prere.)	625	734
6.00%, 12/15/2011 (1) (Prere.)	1,440	1,691
6.00%, 12/15/2011 (1) (Prere.)	330	387
New Jersey Turnpike Auth. Rev
5.50%, 1/1/2025 (2)	5,000	5,792

		19,782

New York (5.9%)
Erie County NY GO
6.125%, 1/15/2011 (3)	610	712
Hempstead NY GO
5.625%, 2/1/2006 (3) (Prere.)	155	164
5.625%, 2/1/2011 (3)	685	722
Huntington NY GO
6.70%, 2/1/2010 (3)	375	441
Long Island NY Power Auth
Electric System Rev
5.50%, 12/1/2009 (2)	2,000	2,244
5.50%, 12/1/2011 (2)	3,000	3,420
5.50%, 12/1/2012 (4) (ETM)	2,000	2,312

9

	Shares	Market Value^ (000)
Metro. New York Transp. Auth. Rev
(Commuter Fac.)
6.00%, 7/1/2006 (1) (ETM)	$ 1,000	$ 1,057
Metro. New York Transp. Auth. Rev
(Dedicated Petroleum Tax)
6.125%, 4/1/2010 (3) (Prere.)	2,110	2,450
New York City NY GO
6.375%, 8/15/2005 (Prere.)	640	664
New York City NY GO VRDO
2.17%, 1/3/2005 LOC	1,600	1,600
New York City NY Muni. Water
Finance Auth. Water & Sewer
System Rev. VRDO
2.15%, 1/3/2005 (3)	1,950	1,950
New York City NY Transitional
Finance Auth. Rev
5.875%, 11/1/2012	3,305	3,754
5.375%, 2/1/2013	2,000	2,244
New York City NY Transitional
Finance Auth. Rev. VRDO
2.15%, 1/3/2005	1,400	1,400
New York State Dormitory Auth
Rev. (State Univ.)
5.375%, 5/15/2007 (2)	400	429
New York State Dormitory Auth
Rev. (Vassar Brothers Hosp.)
5.10%, 7/1/2010 (4)	1,500	1,614
New York State Environmental
Fac. Corp. PCR (State Water
Recovery Fund)
6.35%, 6/15/2006	225	229
New York State Thruway
Auth. Rev. (Service Contract)
5.50%, 4/1/2014	4,000	4,450
Suffolk County NY GO
5.00%, 4/1/2007 (3)	1,120	1,188

		33,044

North Carolina (0.8%)
North Carolina Eastern Muni
Power Agency Rev
5.125%, 1/1/2014	2,400	2,555
North Carolina GO
5.00%, 3/1/2020	2,000	2,157

		4,712

Ohio (4.4%)
Butler County OH Transp
Improvement Dist. Rev
6.00%, 4/1/2012 (4)	2,250	2,517
Columbus OH Sewer VRDO
1.99%, 1/7/2005	200	200
Hamilton OH Electric System Rev. VRDO
1.99%, 1/7/2005 (4)	4,250	4,250
Lorain County OH Hosp. Fac. Rev
(Catholic Healthcare Partners)
5.625%, 9/1/2013 (1)	1,775	1,939
Ohio GO
5.50%, 2/1/2019	2,000	2,335
Ohio Housing Finance Agency
Mortgage Rev
5.025%, 3/1/2021	100	100
Ohio State Conservation Projects GO
5.00%, 3/1/2017	3,885	4,227
Ohio Water Dev. Auth. PCR
5.00%, 6/1/2017	5,000	5,450
6.00%, 12/1/2008 (2)	75	75
Ohio Water Dev. Auth. Rev
(Pure Water)
5.75%, 12/1/2005 (1)	105	105
Univ. of Toledo OH General
Receipts VRDO
2.22%, 1/3/2005 (3)	3,450	3,450

		24,648

Oregon (0.5%)
Oregon State Dept
Administrative Services
5.75%, 4/1/2009 (4) (Prere.)	2,400	2,723

Pennsylvania (1.5%)
Geisinger Health System Auth
of Pennsylvania Rev. (Penn State
Geisinger Health System) VRDO
2.19%, 1/3/2005	1,950	1,950
Pennsylvania Convention Center
Auth. Rev
6.70%, 9/1/2014 (1)	500	512
Pennsylvania Turnpike Comm
Oil Franchise Tax Rev
5.25%, 12/1/2009 (2) (ETM)	420	463
5.25%, 12/1/2009 (2)	195	215
5.25%, 12/1/2011 (2) (ETM)	310	343
5.25%, 12/1/2011 (2)	145	159
Philadelphia PA Airport Parking Auth
5.75%, 9/1/2008 (2)	1,150	1,276
Philadelphia PA Hosp. & Higher Educ
Fac. Auth. Rev. (Children's Hosp
of Philadelphia) VRDO
2.19%, 1/3/2005	600	600
Philadelphia PA School Dist. GO
6.25%, 9/1/2005 (2) (ETM)	870	894
Philadelphia PA Water &
Waste Water Rev
6.25%, 8/1/2009 (1)	1,000	1,148
Pittsburgh PA GO
5.20%, 3/1/2010 (3)	580	590

10

	Shares	Market Value^ (000)
Pittsburgh PA Water &
Sewer Auth. Rev
5.60%, 9/1/2005 (3) (Prere.)	$ 235	$ 241

		8,391

Puerto Rico (0.5%)
Puerto Rico Public Buildings Auth
Govt. Fac. Rev
5.25%, 7/1/2014 (3)	2,425	2,768

South Carolina (1.9%)
Piedmont SC Muni. Power Agency Rev
0.00%, 1/1/2024 (3)	4,000	1,525
South Carolina GO
5.00%, 7/1/2008	2,250	2,444
South Carolina Transp
Infrastructure Rev
5.25%, 10/1/2013 (2)	5,700	6,437

		10,406

South Dakota (0.2%)
South Dakota Building Auth. Lease Rev
5.25%, 12/1/2010 (2)	1,000	1,072

Tennessee (0.9%)
Memphis TN Electric System Rev
5.00%, 12/1/2010 (1)	2,300	2,538
Metro. Govt. of Nashville & Davidson
County TN Water & Sewer Rev
6.50%, 1/1/2009 (3)	2,000	2,289

		4,827

Texas (4.6%)
Austin TX Combined Util. System Rev
5.60%, 5/15/2005 (1) (Prere.)	1,205	1,221
Austin TX Water & Wastewater
System Rev
5.75%, 5/15/2011 (1)	2,200	2,474
Brazos River TX Harbor Navigation
Dist. Brazoria County Environmental
(Dow Chemical Co. Project) PUT
5.20%, 5/15/2008	800	850
Carrollton TX Independent
School Dist. GO
6.00%, 2/15/2009 (Prere.)	2,925	3,312
Dallas TX Civic Center Refunding &
Improvement Rev
4.60%, 8/15/2009 (1)	110	118
4.70%, 8/15/2010 (1)	815	869
Harris County TX Health Fac. Dev. Corp.
Rev. (Methodist Hosp.) VRDO
2.20%, 1/3/2005	1,215	1,215
Harris County TX Health Fac
Dev. Corp. Rev
(St. Luke's Episcopal Hosp.) VRDO
2.20%, 1/3/2005	4,635	4,635
Houston TX Water &
Sewer System Rev
0.00%, 12/1/2008 (2)	2,750	2,461
Lubbock TX Health Fac. Dev. Corp. Rev
(St. Joseph's Health System)
5.00%, 7/1/2008 (4)	1,645	1,775
San Antonio TX Electric & Gas Rev
5.125%, 2/1/2009	1,000	1,094
San Antonio TX Water Rev
6.50%, 5/15/2010 (1) (ETM)	75	86
Texas Muni. Power Agency Rev
0.00%, 9/1/2010 (2) (ETM)	160	133
Univ. of Texas Permanent Univ
Fund Rev
5.25%, 8/15/2018	4,900	5,555

		25,798

Utah (0.9%)
Salt Lake County UT Building Auth
Lease Rev
5.50%, 10/1/2009 (Prere.)	4,340	4,899

Washington (0.4%)
King County WA Library System GO
6.05%, 12/1/2006 (Prere.)	1,000	1,072
Washington GO
6.00%, 6/1/2012	1,000	1,167

		2,239

Wisconsin (0.6%)
Wisconsin GO
5.75%, 5/1/2011 (Prere.)	1,355	1,561
5.75%, 5/1/2011 (Prere.)	1,340	1,544

		3,105

TOTAL MUNICIPAL BONDS
(Cost $274,129)		286,347

11

	Shares	Market Value^ (000)
TEMPORARY CASH INVESTMENT (0.1%)
Vanguard Market Liquidity Fund,
2.26%**-Note E
(Cost $374)	374,400	$ 374

TOTAL INVESTMENTS (99.4%)
(Cost $445,839)		558,182

OTHER ASSETS AND LIABILITIES (0.6%)

Other Assets-Note B		4,524
Liabilities-Note E		(1,368)

		3,156

NET ASSETS (100%)

Applicable to 30,351,771 outstanding $.001
par value shares of beneficial interest (unlimited authorization)
(unlimited authorization)		$561,338

NET ASSET VALUE PER SHARE		$18.49

^See Note A in Notes to Financial Statements.
*Non-income-producing security.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

	Amount (000)	Per Share
AT DECEMBER 31, 2004, NET ASSETS CONSISTED OF:

Paid-in Capital	$485,546	$16.00
Overdistributed Net
Investment Income	(873)	(.03)
Accumulated Net Realized Losses	(35,678)	(1.18)
Unrealized Appreciation	112,343	3.70

NET ASSETS	$561,338	$18.49

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

KEY TO ABBREVIATIONS

BAN–Bond Anticipation Note.
COP–Certificate of Participation.
CP–Commercial Paper.
FR–Floating Rate.
GAN–Grant Anticipation Note.
GO–General Obligation Bond.
IDA–Industrial Development Authority Bond.
IDR–Industrial Development Revenue Bond.
PCR–Pollution >Control Revenue Bond.
PUT–Put Option Obligation.
RAN–Revenue Anticipation Note.
TAN–Tax Anticipation Note.
TOB–Tender Option Bond.
TRAN–Tax Revenue Anticipation Note.
UFSD–Union Free School District.
USD–United School District.
VRDO–Variable Rate Demand Obligation.
(ETM)–Escrowed to Maturity.
(Prere.)–Prerefunded.
REIT–Real Estate Investment Trust.

Scheduled principal and interest payments are guaranteed by:
(1)MBIA (Municipal Bond Insurance Association).
(2)AMBAC (Ambac Assurance Corporation).
(3)FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
The insurance does not guarantee the market value of the municipal bonds.

LOC–Scheduled principal and interest payments are guaranteed by bank letter of credit.

12

Tax-Managed Growth and Income Fund	Shares	Market Value^ (000)

COMMON STOCKS (100.1%)

Auto & Transportation (2.7%)
United Parcel Service, Inc.	259,999	$ 22,220
FedEx Corp.	69,784	6,873
Ford Motor Co.	424,511	6,215
General Motors Corp.	131,002	5,248
Harley-Davidson, Inc.	68,092	4,137
Burlington Northern
Santa Fe Corp.	87,227	4,127
Union Pacific Corp.	60,200	4,048
Norfolk Southern Corp.	91,819	3,323
PACCAR, Inc.	40,310	3,244
Southwest Airlines Co.	180,867	2,945
CSX Corp.	49,814	1,997
Genuine Parts Co.	40,437	1,782
Delphi Corp.	130,173	1,174
*Navistar International Corp.	16,256	715
Dana Corp.	34,593	599
*The Goodyear Tire & Rubber Co.	40,516	594
Cooper Tire & Rubber Co.	17,185	370
Visteon Corp.	29,895	292
*Delta Air Lines, Inc.	29,000	217

		70,120

Consumer Discretionary (14.5%)
Wal-Mart Stores, Inc.	982,115	51,875
Home Depot, Inc.	509,308	21,768
*Time Warner, Inc.	1,061,714	20,640
*eBay Inc.	153,800	17,884
Viacom Inc. Class B	391,356	14,241
The Walt Disney Co.	474,466	13,190
*Yahoo! Inc.	318,600	12,005
*The News Corp., Inc.	595,243	11,107
Target Corp.	207,485	10,775
Lowe's Cos., Inc.	179,096	10,314
Gillette Co.	230,063	10,302
McDonald's Corp.	291,401	9,342
Carnival Corp.	146,767	8,458
Kimberly-Clark Corp.	112,977	7,435
*Starbucks Corp.	92,800	5,787
Cendant Corp.	244,318	5,712
NIKE, Inc. Class B	60,786	5,513
Costco Wholesale Corp.	108,868	5,270
Gannett Co., Inc.	59,265	4,842
Best Buy Co., Inc.	75,112	4,463
Clear Channel
Communications, Inc.	133,128	4,458
*Electronic Arts Inc.	70,700	4,361
The Gap, Inc.	203,406	4,296
Avon Products, Inc.	109,768	4,248
The McGraw-Hill Cos., Inc.	43,976	4,026
Waste Management, Inc.	132,856	3,978
*Kohl's Corp.	79,400	3,904
Staples, Inc.	115,600	3,897
Omnicom Group Inc.	43,159	3,639
*Apollo Group, Inc. Class A	42,896	3,462
Marriott International, Inc. Class A	51,904	3,269
Yum! Brands, Inc.	67,950	3,206
Tribune Co.	73,691	3,105
TJX Cos., Inc.	111,791	2,809
Starwood Hotels & Resorts
Worldwide, Inc.	47,984	2,802
*Bed Bath & Beyond, Inc.	69,800	2,780
International Game Technology	80,000	2,750
J.C. Penney Co., Inc. (Holding Co.)	66,146	2,738
*Coach, Inc.	43,846	2,473
Sears, Roebuck & Co.	47,962	2,447
Federated Department Stores, Inc.	39,337	2,273
*Univision Communications Inc.	74,787	2,189
Limited Brands, Inc.	94,168	2,168
Eastman Kodak Co.	66,428	2,142
Hilton Hotels Corp.	89,367	2,032
May Department Stores Co.	67,920	1,997
Mattel, Inc.	96,020	1,871
R.R. Donnelley & Sons Co.	50,827	1,794
Cintas Corp.	39,708	1,742
Harrah's Entertainment, Inc.	25,949	1,736
*AutoZone Inc.	18,582	1,697
*Fisher Scientific International Inc.	27,117	1,692
Black & Decker Corp.	18,786	1,659
Dollar General Corp.	76,062	1,580
Newell Rubbermaid, Inc.	63,973	1,547
Nordstrom, Inc.	32,348	1,512
VF Corp.	25,742	1,426
New York Times Co. Class A	33,730	1,376
*Interpublic Group of Cos., Inc.	98,354	1,318
Leggett & Platt, Inc.	44,300	1,259
*Office Depot, Inc.	72,400	1,257
Family Dollar Stores, Inc.	39,000	1,218
RadioShack Corp.	36,864	1,212
Knight Ridder	17,770	1,190
Robert Half International, Inc.	40,300	1,186
*AutoNation, Inc.	61,600	1,183
Tiffany & Co.	33,700	1,077
Whirlpool Corp.	15,453	1,069
Liz Claiborne, Inc.	25,238	1,065
Jones Apparel Group, Inc.	28,500	1,042
Wendy's International, Inc.	26,351	1,035
*Toys R Us, Inc.	49,791	1,019
Alberto-Culver Co. Class B	20,979	1,019
Darden Restaurants Inc.	36,411	1,010
International Flavors &
Fragrances, Inc.	21,882	937

13

	Shares	Market Value^ (000)

*Monster Worldwide Inc.	27,700	$ 932
The Stanley Works	19,006	931
Hasbro, Inc.	41,025	795
Circuit City Stores, Inc.	45,200	707
Sabre Holdings Corp.	31,531	699
OfficeMax, Inc.	21,830	685
*Allied Waste Industries, Inc.	73,700	684
Meredith Corp.	11,696	634
Reebok International Ltd.	13,391	589
Dillard's Inc.	18,986	510
*Convergys Corp.	33,300	499
Snap-On Inc.	13,367	459
Maytag Corp.	18,364	387
*Big Lots Inc.	26,752	325
Viacom Inc. Class A	3,800	141
*News Corp., Inc., Class B	200	4

		380,081

Consumer Staples (7.3%)
The Procter & Gamble Co.	588,280	32,402
Altria Group, Inc.	476,005	29,084
The Coca-Cola Co.	561,144	23,360
PepsiCo, Inc.	390,707	20,395
Anheuser-Busch Cos., Inc.	183,037	9,285
Walgreen Co.	237,080	9,097
Colgate-Palmolive Co.	123,007	6,293
Sysco Corp.	148,416	5,665
Sara Lee Corp.	182,197	4,398
Kellogg Co.	95,836	4,280
General Mills, Inc.	84,579	4,204
CVS Corp.	92,824	4,184
Wm. Wrigley Jr. Co.	51,994	3,597
ConAgra Foods, Inc.	119,318	3,514
Hershey Foods Corp.	57,075	3,170
H.J. Heinz Co.	81,088	3,162
*The Kroger Co.	171,476	3,008
Campbell Soup Co.	95,312	2,849
Reynolds American Inc.	34,200	2,688
Coca-Cola Enterprises, Inc.	108,800	2,268
The Clorox Co.	35,314	2,081
*Safeway, Inc.	103,606	2,045
Albertson's, Inc.	85,274	2,036
UST, Inc.	38,299	1,843
The Pepsi Bottling Group, Inc.	57,897	1,566
Brown-Forman Corp. Class B	28,144	1,370
McCormick & Co., Inc.	31,700	1,224
SuperValu Inc.	31,192	1,077
Adolph Coors Co. Class B	8,728	660

		190,805

Financial Services (21.7%)
Citigroup, Inc.	1,203,610	57,990
Bank of America Corp.	936,770	44,019
American International
Group, Inc.	604,534	39,700
JPMorgan Chase & Co.	826,217	32,231
Wells Fargo & Co.	392,404	24,388
Wachovia Corp.	371,924	19,563
American Express Co.	290,912	16,399
Fannie Mae	224,512	15,988
Morgan Stanley	253,665	14,083
U.S. Bancorp	432,759	13,554
Merrill Lynch & Co., Inc.	215,897	12,904
Freddie Mac	159,960	11,789
The Goldman Sachs Group, Inc.	112,335	11,687
Washington Mutual, Inc.	202,328	8,554
MBNA Corp.	296,626	8,362
Allstate Corp.	159,022	8,225
First Data Corp.	192,322	8,181
Metropolitan Life Insurance Co.	172,460	6,986
Prudential Financial, Inc.	118,825	6,531
SunTrust Banks, Inc.	85,939	6,349
Fifth Third Bancorp	130,200	6,156
The Bank of New York Co., Inc.	180,321	6,026
Automatic Data Processing, Inc.	134,981	5,986
National City Corp.	157,025	5,896
St. Paul Travelers Cos., Inc.	155,296	5,757
Lehman Brothers Holdings, Inc.	62,470	5,465
BB&T Corp.	128,215	5,391
SLM Corp.	99,753	5,326
Countrywide Financial Corp.	134,698	4,985
Capital One Financial Corp.	56,300	4,741
The Hartford Financial
Services Group Inc.	68,002	4,713
AFLAC Inc.	117,211	4,670
Golden West Financial Corp.	70,908	4,355
Franklin Resources Corp.	57,800	4,026
Marsh & McLennan Cos., Inc.	122,312	4,024
Progressive Corp. of Ohio	46,500	3,945
Regions Financial Corp.	107,721	3,834
State Street Corp.	77,259	3,795
PNC Financial Services Group	65,631	3,770
Charles Schwab Corp.	312,574	3,738
The Chubb Corp.	44,409	3,415
Simon Property Group, Inc. REIT	51,300	3,318
KeyCorp	94,348	3,198
North Fork Bancorp, Inc.	109,150	3,149
Mellon Financial Corp.	98,056	3,051
Loews Corp.	43,100	3,030
Paychex, Inc.	87,775	2,991
Moody's Corp.	34,380	2,986

14

	Shares	Market Value^ (000)
The Principal Financial Group, Inc.	71,257	$ 2,917
M & T Bank Corp.	27,020	2,914
ACE Ltd.	65,900	2,817
Equity Office Properties Trust REIT	93,500	2,723
CIGNA Corp.	31,202	2,545
XL Capital Ltd. Class A	32,200	2,500
Northern Trust Corp.	50,888	2,472
Bear Stearns Co., Inc.	23,901	2,445
Comerica, Inc.	39,653	2,420
Equity Residential REIT	65,600	2,373
Marshall & Ilsley Corp.	51,848	2,292
CIT Group Inc.	48,600	2,227
AmSouth Bancorp	82,463	2,136
Ambac Financial Group, Inc.	25,300	2,078
MBIA, Inc.	32,600	2,063
Synovus Financial Corp.	72,128	2,061
*SunGard Data Systems, Inc.	67,200	1,904
Lincoln National Corp.	40,542	1,892
H & R Block, Inc.	38,132	1,868
T. Rowe Price Group Inc.	29,700	1,847
ProLogis REIT	42,600	1,846
*Fiserv, Inc.	45,525	1,830
Sovereign Bancorp, Inc.	80,018	1,804
Aon Corp.	73,650	1,757
Cincinnati Financial Corp.	38,950	1,724
Archstone-Smith Trust REIT	44,800	1,716
Jefferson-Pilot Corp.	31,643	1,644
Plum Creek Timber Co. Inc. REIT	42,500	1,634
MGIC Investment Corp.	22,382	1,542
SAFECO Corp.	29,420	1,537
Torchmark Corp.	25,098	1,434
Zions Bancorp	20,800	1,415
Compass Bancshares Inc.	28,492	1,387
Huntington Bancshares Inc.	53,710	1,331
*E*TRADE Financial Corp.	86,142	1,288
UnumProvident Corp.	68,762	1,234
First Horizon National Corp.	28,500	1,229
*Providian Financial Corp.	67,828	1,117
Janus Capital Group Inc.	54,800	921
Equifax, Inc.	31,200	877
Apartment Investment &
Management Co. Class A REIT	22,100	852
Dow Jones & Co., Inc.	19,040	820
Federated Investors, Inc.	24,800	754
Ryder System, Inc.	14,764	705

		568,112

Health Care (12.4%)
Pfizer Inc.	1,746,495	46,963
Johnson & Johnson	688,268	43,650
*Amgen, Inc.	294,404	18,886
Abbott Laboratories	361,200	16,850
Merck & Co., Inc.	514,910	16,549
Eli Lilly & Co.	262,431	14,893
Medtronic, Inc.	280,172	13,916
UnitedHealth Group Inc.	151,490	13,336
Wyeth	309,255	13,171
Bristol-Myers Squibb Co.	450,955	11,553
*WellPoint Inc.	68,401	7,866
Schering-Plough Corp.	341,285	7,126
*Boston Scientific Corp.	195,664	6,956
Cardinal Health, Inc.	100,268	5,831
Guidant Corp.	73,800	5,321
*Biogen Idec Inc.	77,368	5,153
Baxter International, Inc.	142,988	4,939
*Zimmer Holdings, Inc.	56,897	4,559
Stryker Corp.	93,200	4,497
Aetna Inc.	34,180	4,264
*Caremark Rx, Inc.	105,475	4,159
HCA Inc.	97,686	3,904
*Forest Laboratories, Inc.	85,407	3,831
*Gilead Sciences, Inc.	100,252	3,508
*St. Jude Medical, Inc.	82,984	3,480
Becton, Dickinson & Co.	58,792	3,339
*Genzyme Corp.-General Division	57,500	3,339
*Medco Health Solutions, Inc.	63,101	2,625
Biomet, Inc.	58,715	2,548
Allergan, Inc.	30,436	2,467
Quest Diagnostics, Inc.	23,547	2,250
McKesson Corp.	68,069	2,141
*Laboratory Corp. of
America Holdings	32,210	1,605
*MedImmune Inc.	57,700	1,564
C.R. Bard, Inc.	24,254	1,552
*Chiron Corp.	43,500	1,450
AmerisourceBergen Corp.	24,322	1,427
*Express Scripts Inc.	17,682	1,352
Health Management Associates
Class A	56,700	1,288
IMS Health, Inc.	53,946	1,252
*Hospira, Inc.	36,189	1,212
*Tenet Healthcare Corp.	108,099	1,187
Mylan Laboratories, Inc.	62,500	1,105
*Humana Inc.	36,900	1,096
*Watson Pharmaceuticals, Inc.	25,300	830
Bausch & Lomb, Inc.	12,402	799
Manor Care, Inc.	20,113	713
*King Pharmaceuticals, Inc.	55,766	691
*Millipore Corp.	11,494	573

		323,566

15

	Shares	Market Value^ (000)
Integrated Oils (4.9%)
ExxonMobil Corp.	1,496,100	76,690
ChevronTexaco Corp.	491,364	25,802
ConocoPhillips Co.	159,993	13,892
Occidental Petroleum Corp.	91,545	5,343
Marathon Oil Corp.	80,378	3,023
Unocal Corp.	60,923	2,634
Amerada Hess Corp.	21,217	1,748

		129,132

Other Energy (2.1%)
Schlumberger Ltd.	136,440	9,135
Devon Energy Corp.	112,806	4,390
Halliburton Co.	102,578	4,025
Burlington Resources, Inc.	90,805	3,950
Apache Corp.	75,750	3,831
Anadarko Petroleum Corp.	57,352	3,717
Baker Hughes, Inc.	77,891	3,324
*Transocean Inc.	74,500	3,158
Valero Energy Corp.	59,600	2,706
Williams Cos., Inc.	129,000	2,101
XTO Energy, Inc.	57,810	2,045
Kerr-McGee Corp.	35,120	2,030
EOG Resources, Inc.	27,500	1,962
*Nabors Industries, Inc.	34,600	1,775
BJ Services Co.	37,400	1,741
*Noble Corp.	31,300	1,557
El Paso Corp.	149,200	1,552
Sunoco, Inc.	16,864	1,378
*Rowan Cos., Inc.	24,986	647
*Calpine Corp.	123,761	488
*Dynegy, Inc.	88,100	407

		55,919

Materials & Processing (3.6%)
E.I. du Pont de Nemours & Co.	230,146	11,289
Dow Chemical Co.	218,496	10,818
Alcoa Inc.	201,956	6,345
International Paper Co.	112,932	4,743
Newmont Mining Corp.	103,009	4,575
Masco Corp.	104,030	3,800
Weyerhaeuser Co.	55,669	3,742
Monsanto Co.	61,348	3,408
Archer-Daniels-Midland Co.	151,614	3,383
Praxair, Inc.	75,320	3,325
Air Products & Chemicals, Inc.	52,680	3,054
PPG Industries, Inc.	39,825	2,714
Rohm & Haas Co.	52,057	2,302
Georgia Pacific Group	59,984	2,248
Phelps Dodge Corp.	22,056	2,182
Ecolab, Inc.	59,660	2,096
*American Standard Cos., Inc.	49,900	2,062
Nucor Corp.	36,894	1,931
MeadWestvaco Corp.	47,079	1,596
Freeport-McMoRan
Copper & Gold, Inc. Class B	41,300	1,579
Avery Dennison Corp.	25,584	1,534
Sherwin-Williams Co.	32,894	1,468
United States Steel Corp.	26,400	1,353
Vulcan Materials Co.	23,700	1,294
Ball Corp.	26,004	1,144
Fluor Corp.	19,380	1,056
Eastman Chemical Co.	18,182	1,050
*Sealed Air Corp.	19,336	1,030
Sigma-Aldrich Corp.	16,100	973
Ashland, Inc.	16,506	964
Temple-Inland Inc.	13,000	889
*Pactiv Corp.	34,477	872
Engelhard Corp.	28,390	871
Bemis Co., Inc.	24,850	723
Louisiana-Pacific Corp.	25,300	677
Allegheny Technologies Inc.	22,300	483
*Hercules, Inc.	26,217	389
Great Lakes Chemical Corp.	11,943	340

		94,302

Producer Durables (4.2%)
United Technologies Corp.	118,567	12,254
The Boeing Co.	194,551	10,072
Caterpillar, Inc.	79,096	7,713
Emerson Electric Co.	97,392	6,827
*Applied Materials, Inc.	394,078	6,739
Illinois Tool Works, Inc.	68,516	6,350
Lockheed Martin Corp.	102,714	5,706
Northrop Grumman Corp.	85,472	4,646
Deere & Co.	57,479	4,276
Danaher Corp.	71,600	4,111
*Xerox Corp.	221,262	3,764
Ingersoll-Rand Co.	39,851	3,200
*Agilent Technologies, Inc.	112,701	2,716
*Lexmark International, Inc.	29,900	2,542
Pitney Bowes, Inc.	53,480	2,475
*KLA-Tencor Corp.	45,300	2,110
Parker Hannifin Corp.	27,673	2,096
Dover Corp.	47,080	1,975
Pulte Homes, Inc.	29,642	1,891
Centex Corp.	28,832	1,718
Rockwell Collins, Inc.	40,953	1,615
Cooper Industries, Inc. Class A	21,204	1,440
W.W. Grainger, Inc.	20,923	1,394
Molex, Inc.	43,825	1,315
*Waters Corp.	27,900	1,305
*Thermo Electron Corp.	37,288	1,126
KB HOME	10,711	1,118
American Power Conversion Corp.	44,630	955

16

	Shares	Market Value^ (000)
Novellus Systems, Inc.	32,500	$ 906
Goodrich Corp.	27,554	899
Cummins Inc.	10,641	892
Pall Corp.	28,795	834
*Teradyne, Inc.	45,100	770
Tektronix, Inc.	20,852	630
*Andrew Corp.	37,400	510
*Power-One, Inc.	19,000	169

		109,059

Technology (14.4%)
Microsoft Corp.	2,521,161	67,340
International Business
Machines Corp.	386,364	38,088
Intel Corp.	1,466,392	34,299
*Cisco Systems, Inc.	1,527,113	29,473
*Dell Inc.	576,163	24,279
*Oracle Corp.	1,188,710	16,309
QUALCOMM Inc.	379,900	16,108
Hewlett-Packard Co.	699,942	14,678
Texas Instruments, Inc.	401,205	9,878
Motorola, Inc.	564,269	9,705
*EMC Corp.	555,402	8,259
*Apple Computer, Inc.	93,300	6,009
General Dynamics Corp.	46,432	4,857
Computer Associates
International, Inc.	135,600	4,212
*Sun Microsystems, Inc.	779,484	4,194
Raytheon Co.	104,719	4,066
*Lucent Technologies, Inc.	1,026,310	3,859
*Corning, Inc.	324,877	3,824
*Symantec Corp.	147,200	3,792
Adobe Systems, Inc.	55,274	3,468
Analog Devices, Inc.	87,143	3,217
Maxim Integrated Products, Inc.	75,400	3,196
*Veritas Software Corp.	97,952	2,797
Linear Technology Corp.	71,300	2,764
Electronic Data Systems Corp.	119,400	2,758
*Network Appliance, Inc.	83,000	2,757
*Computer Sciences Corp.	43,844	2,471
*Broadcom Corp.	76,500	2,469
Xilinx, Inc.	80,900	2,399
Rockwell Automation, Inc.	42,653	2,113
Autodesk, Inc.	53,240	2,020
*Advanced Micro Devices, Inc.	89,740	1,976
L-3 Communications Holdings, Inc.	26,677	1,954
*Intuit, Inc.	43,398	1,910
*Avaya Inc.	105,959	1,822
*Affiliated Computer Services, Inc.
Class A	29,800	1,794
*Altera Corp.	86,636	1,793
*Micron Technology, Inc.	141,746	1,751
*NCR Corp.	21,680	1,501
National Semiconductor Corp.	83,080	1,491
*Freescale Semiconductor, Inc.	72,729	1,335
*Siebel Systems, Inc.	118,200	1,241
*Jabil Circuit, Inc.	46,700	1,195
*Solectron Corp.	223,900	1,193
Scientific-Atlanta, Inc.	35,456	1,170
*Comverse Technology, Inc.	45,500	1,112
*JDS Uniphase Corp.	334,675	1,061
*Sanmina-SCI Corp.	121,100	1,026
Symbol Technologies, Inc.	55,650	963
*Citrix Systems, Inc.	39,100	959
*BMC Software, Inc.	51,485	958
Applera Corp.-
Applied Biosystems Group	45,512	952
*Tellabs, Inc.	107,399	923
*NVIDIA Corp.	38,600	909
*Mercury Interactive Corp.	19,600	893
*Unisys Corp.	78,381	798
*QLogic Corp.	21,400	786
PerkinElmer, Inc.	29,680	667
*Novell, Inc.	87,502	591
*Compuware Corp.	89,800	581
*Gateway, Inc.	86,500	520
*ADC Telecommunications, Inc.	188,000	504
*LSI Logic Corp.	88,874	487
*PMC Sierra Inc.	41,100	462
*CIENA Corp.	131,849	440
*Parametric Technology Corp.	62,300	367
*Freescale Semiconductor Inc.	17,800	317
*Applied Micro Circuits Corp.	72,500	305

		374,365

Utilities (6.9%)
Verizon Communications Inc.	642,178	26,015
SBC Communications Inc.	768,856	19,813
*Comcast Corp. Class A	457,365	15,221
BellSouth Corp.	424,566	11,799
Sprint Corp.	340,880	8,471
*Nextel Communications, Inc.	257,529	7,726
Exelon Corp.	153,686	6,773
Southern Co.	171,412	5,746
Duke Energy Corp.	221,734	5,617
Dominion Resources, Inc.	76,795	5,202
ALLTEL Corp.	70,462	4,140
TXU Corp.	55,743	3,599
AT&T Corp.	184,798	3,522
Entergy Corp.	51,900	3,508
FPL Group, Inc.	43,049	3,218
American Electric Power Co., Inc.	91,837	3,154
*PG&E Corp.	93,558	3,114
FirstEnergy Corp.	76,461	3,021

17

	Shares	Market Value^ (000)
Public Service Enterprise
Group, Inc.	55,135	$ 2,854
Progress Energy, Inc.	57,211	2,588
Consolidated Edison Inc.	56,000	2,450
Edison International	75,528	2,419
PPL Corp.	43,880	2,338
Ameren Corp.	45,205	2,267
Kinder Morgan, Inc.	28,800	2,106
*AES Corp.	150,800	2,061
Sempra Energy	54,084	1,984
*Comcast Corp. Special Class A	57,192	1,878
*Qwest Communications
International Inc.	420,879	1,869
Constellation Energy Group, Inc.	40,658	1,777
Cinergy Corp.	42,106	1,753
DTE Energy Co.	40,202	1,734
Xcel Energy, Inc.	92,636	1,686
KeySpan Corp.	37,400	1,475
NiSource, Inc.	62,783	1,430
CenturyTel, Inc.	31,200	1,107
Citizens Communications Co.	77,600	1,070
Pinnacle West Capital Corp.	21,100	937
CenterPoint Energy Inc.	71,387	807
TECO Energy, Inc.	46,000	706
*Allegheny Energy, Inc.	31,900	629
*CMS Energy Corp.	45,200	472
Peoples Energy Corp.	8,619	379
NICOR Inc.	10,180	376

		180,811

Other (5.4%)
General Electric Co.	2,451,724	89,488
Tyco International Ltd.	466,262	16,664
3M Co.	180,431	14,808
Honeywell International Inc.	199,728	7,072
Johnson Controls, Inc.	44,052	2,795
Fortune Brands, Inc.	33,488	2,585
Eaton Corp.	35,218	2,548
Textron, Inc.	31,804	2,347
ITT Industries, Inc.	21,501	1,816
Brunswick Corp.	22,426	1,110

		141,233

TOTAL COMMON STOCKS
(Cost $1,934,666)		2,617,505

TEMPORARY CASH INVESTMENT (0.1%)
Vanguard Market Liquidity Fund,
2.26%**-Note E
(Cost $1,967)	1,966,500	1,967

TOTAL INVESTMENTS (100.2%)
(Cost $1,936,633)		2,619,472

OTHER ASSETS AND LIABILITIES (-0.2%)

Other Assets-Note B		13,465
Liabilities-Note E		(17,753)

		(4,288)

NET ASSETS (100%)		$2,615,184

^See Note A in Notes to Financial Statements.
*Non-income-producing security.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT–Real Estate Investment Trust

AT DECEMBER 31, 2004, NET ASSETS CONSISTED OF:
Amount
(000)
Paid-in Capital	$2,345,545
Overdistributed Net Investment Income	(2,472)
Accumulated Net Realized Losses	(410,728)
Unrealized Appreciation	682,839

NET ASSETS	$2,615,184

Investor Shares-Net Assets
Applicable to 52,925,196 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$1,395,222

NET ASSET VALUE PER SHARE-
INVESTOR SHARES	$26.36

Admiral Shares-Net Assets
Applicable to 17,616,013 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$954,342

NET ASSET VALUE PER SHARE-
ADMIRAL SHARES	$54.17

Institutional Shares-Net Assets
Applicable to 10,075,553 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$265,620

NET ASSET VALUE PER SHARE-
INSTITUTIONAL SHARES	$26.36

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

18

Tax-Managed Capital Appreciation Fund	Shares	Market Value^ (000)
COMMON STOCKS (99.9%)

Auto & Transportation (2.4%)
United Parcel Service, Inc.	147,300	$ 12,588
FedEx Corp.	96,200	9,475
Harley-Davidson, Inc.	106,200	6,452
Norfolk Southern Corp.	160,800	5,819
Southwest Airlines Co.	315,587	5,138
CSX Corp.	102,500	4,108
Expeditors International
of Washington, Inc.	58,800	3,286
C.H. Robinson Worldwide, Inc.	57,200	3,176
Ford Motor Co.	192,513	2,818
J.B. Hunt Transport Services, Inc.	59,900	2,687
Lear Corp.	42,200	2,575
*Navistar International Corp.	52,700	2,318
Oshkosh Truck Corp.	33,400	2,284
General Motors Corp.	55,882	2,239
Gentex Corp.	58,126	2,152
Union Pacific Corp.	31,253	2,102
*JetBlue Airways Corp.	83,550	1,940
American Axle & Manufacturing
Holdings, Inc.	48,700	1,493
*Yellow Roadway Corp.	17,512	976
*TRW Automotive Holdings Corp.	40,300	834
Burlington Northern Santa Fe Corp. 14,493	686

		75,146

Consumer Discretionary (17.5%)
Wal-Mart Stores, Inc.	77,4006	35,780
*Time Warner, Inc. 1,151,647	22,388
Home Depot, Inc.	480,000	20,515
The Walt Disney Co.	590,409	16,413
*eBay Inc.	132,710	15,432
Viacom Inc. Class B	415,768	15,130
Lowe's Cos., Inc.	232,400	13,384
*Yahoo! Inc.	325,000	12,246
McDonald's Corp.	379,700	12,173
Gillette Co.	237,016	10,614
Target Corp.	203,900	10,589
Liberty Media Corp.	860,758	9,451
*Starbucks Corp.	137,352	8,565
Cendant Corp.	331,925	7,760
Costco Wholesale Corp.	156,100	7,557
*Electronic Arts Inc.	104,800	6,464
Waste Management, Inc.	204,297	6,117
Avon Products, Inc.	158,000	6,115
Staples, Inc.	180,530	6,086
NIKE, Inc. Class B	63,600	5,768
Kimberly-Clark Corp.	87,496	5,758
Best Buy Co., Inc.	95,100	5,651
Yum! Brands, Inc.	114,780	5,415
The Gap, Inc.	246,487	5,206
Starwood Hotels & Resorts
Worldwide, Inc.	88,624	5,176
*Kohl's Corp.	103,500	5,089
Marriott International, Inc. Class A	79,200	4,988
*Coach, Inc.	87,500	4,935
*Bed Bath & Beyond, Inc.	118,717	4,728
Clear Channel
Communications, Inc.	140,636	4,710
Federated Department Stores, Inc.	81,100	4,687
International Game Technology	132,600	4,559
*Sirius Satellite Radio, Inc.	591,100	4,522
*DirecTV Group, Inc.	266,802	4,466
*Apollo Group, Inc. Class A	52,984	4,276
*IAC/InterActiveCorp	152,260	4,205
Hilton Hotels Corp.	182,050	4,140
Harrah's Entertainment, Inc.	61,700	4,127
*Liberty Media International Inc.
Class A	82,297	3,805
*Caesars Entertainment, Inc.	187,700	3,780
Harman International
Industries, Inc.	29,700	3,772
Black & Decker Corp.	42,400	3,745
*Amazon.com, Inc.	82,900	3,672
*XM Satellite Radio Holdings, Inc.	94,800	3,566
EchoStar Communications Corp.
Class A	106,200	3,530
Mattel, Inc.	178,032	3,470
PETsMART, Inc.	97,300	3,457
Abercrombie & Fitch Co.	72,500	3,404
*MGM Mirage, Inc.	45,832	3,334
Republic Services, Inc. Class A	96,100	3,223
*Mohawk Industries, Inc.	34,700	3,166
*Fox Entertainment Group, Inc.
Class A	100,100	3,129
*Toys R Us, Inc.	152,700	3,126
Mandalay Resort Group	44,300	3,120
*Interpublic Group of Cos., Inc.	231,600	3,103
Darden Restaurants Inc.	111,850	3,103
Michaels Stores, Inc.	103,000	3,087
Liz Claiborne, Inc.	72,400	3,056
*AutoZone Inc.	33,300	3,041
Robert Half International, Inc.	102,500	3,017
*Office Depot, Inc.	170,300	2,956
*CarMax, Inc.	95,079	2,952
RadioShack Corp.	88,300	2,903
Fastenal Co.	46,800	2,881
Jones Apparel Group, Inc.	77,600	2,838
CDW Corp.	42,400	2,813
Estee Lauder Cos. Class A	61,300	2,806
Foot Locker, Inc.	103,900	2,798
Cintas Corp.	63,500	2,785

19

	Shares	Market Value^ (000)
*Fisher Scientific International Inc.	44,352	$ 2,767
Dollar General Corp.	131,987	2,741
Alberto-Culver Co. Class B	55,350	2,688
Manpower Inc.	55,600	2,685
*AutoNation, Inc.	137,300	2,638
*Univision Communications Inc.	90,095	2,637
*Chico's FAS, Inc.	57,800	2,632
*Iron Mountain, Inc.	83,400	2,543
Gannett Co., Inc.	30,900	2,525
*Tech Data Corp.	55,510	2,520
*Career Education Corp.	62,600	2,504
Polo Ralph Lauren Corp.	58,500	2,492
Outback Steakhouse	53,950	2,470
Borders Group, Inc.	97,100	2,466
Reebok International Ltd.	55,500	2,442
*Williams-Sonoma, Inc.	69,100	2,421
*Lamar Advertising Co. Class A	56,186	2,404
*Brinker International, Inc.	68,500	2,402
*Dollar Tree Stores, Inc.	83,650	2,399
*Pixar, Inc.	27,843	2,384
*Westwood One, Inc.	81,000	2,181
*The Cheesecake Factory	66,900	2,172
International Speedway Corp.	40,064	2,115
*O'Reilly Automotive, Inc.	46,924	2,114
Regis Corp.	45,500	2,100
*Timberland Co.	33,400	2,093
*Weight Watchers
International, Inc.	50,200	2,062
GTECH Holdings Corp.	78,200	2,029
*Convergys Corp.	135,200	2,027
Saks Inc.	139,400	2,023
E.W. Scripps Co. Class A	41,870	2,021
Ruby Tuesday, Inc.	77,300	2,016
*Columbia Sportswear Co.	33,700	2,009
Hasbro, Inc.	102,100	1,979
*Allied Waste Industries, Inc.	205,400	1,906
*Education Management Corp.	56,800	1,875
*Barnes & Noble, Inc.	57,300	1,849
*Rent-A-Center, Inc.	68,600	1,818
Aramark Corp. Class B	67,200	1,781
Metro-Goldwyn-Mayer Inc.	139,263	1,654
*Big Lots Inc.	135,906	1,649
Hearst-Argyle Television Inc.	61,400	1,620
Applebee's International, Inc.	59,845	1,583
*Entercom Communications Corp.	40,700	1,461
The Brink's Co.	36,800	1,454
*Corinthian Colleges, Inc.	53,516	1,008
Belo Corp. Class A	38,400	1,008
Sabre Holdings Corp.	43,200	957
ServiceMaster Co.	66,000	910
Limited Brands, Inc.	36,609	843
Newell Rubbermaid, Inc.	32,660	790
American Eagle Outfitters, Inc.	15,119	712
Circuit City Stores, Inc.	43,200	676
*Kmart Holding Corp.	6,400	633
Nordstrom, Inc.	13,500	631
Viacom Inc. Class A	13,688	508
Viad Corp.	15,700	447
Omnicom Group Inc.	3,900	329
*Wynn Resorts Ltd.	2,000	134
Dillard's Inc.	4,800	129
*Fossil, Inc.	4,000	103
Blockbuster Inc. Class A	7,112	68
Blockbuster Inc. Class B	7,112	63

		542,923

Consumer Staples (5.9%)
The Procter & Gamble Co.	593,200	32,673
Altria Group, Inc.	457,400	27,947
PepsiCo, Inc.	464,800	24,263
The Coca-Cola Co.	474,000	19,733
Walgreen Co.	307,300	11,791
Anheuser-Busch Cos., Inc.	151,400	7,681
CVS Corp.	143,222	6,455
Sysco Corp.	163,300	6,233
*The Kroger Co.	277,400	4,866
Wm. Wrigley Jr. Co.	63,200	4,373
Colgate-Palmolive Co.	78,900	4,037
*Safeway, Inc.	178,384	3,521
Whole Foods Market, Inc.	36,400	3,471
*Constellation Brands, Inc. Class A	67,600	3,144
The Pepsi Bottling Group, Inc.	102,800	2,780
*Dean Foods Co.	82,100	2,705
*Smithfield Foods, Inc.	89,300	2,642
Coca-Cola Enterprises, Inc.	125,700	2,621
Tyson Foods, Inc.	135,345	2,490
PepsiAmericas, Inc.	103,700	2,203
*Del Monte Foods Co.	186,700	2,057
Pilgrim's Pride Corp.	50,900	1,562
*Rite Aid Corp.	417,400	1,528
General Mills, Inc.	22,200	1,104
Sara Lee Corp.	44,600	1,077
The Clorox Co.	6,420	378
ConAgra Foods, Inc.	11,200	330
*7-Eleven, Inc.	12,600	302
Kellogg Co.	100	4
Reynolds American Inc.	53	4

		183,975

Financial Services (19.8%)
Citigroup, Inc.	1,282,844	61,807
Bank of America Corp.	975,392	45,834
American International Group, Inc.	622,831	40,901
JPMorgan Chase & Co.	803,989	31,364

20

	Shares	Market Value^ (000)
Wells Fargo & Co.	366,590	$ 22,784
American Express Co.	321,300	18,112
Wachovia Corp.	329,600	17,337
Merrill Lynch & Co., Inc.	261,600	15,636
Fannie Mae	198,500	14,135
Morgan Stanley	235,000	13,047
U.S. Bancorp	392,700	12,299
First Data Corp.	263,595	11,213
Freddie Mac	139,800	10,303
Prudential Financial, Inc.	173,600	9,541
MBNA Corp.	321,500	9,063
The Goldman Sachs Group, Inc.	86,300	8,979
Lehman Brothers Holdings, Inc.	88,069	7,704
SLM Corp.	141,700	7,565
Capital One Financial Corp.	83,600	7,040
AFLAC Inc.	173,700	6,920
Washington Mutual, Inc.	157,111	6,643
Countrywide Financial Corp.	172,398	6,380
Progressive Corp. of Ohio	74,300	6,304
Golden West Financial Corp.	94,600	5,810
State Street Corp.	118,100	5,801
Metropolitan Life Insurance Co.	128,400	5,201
St. Paul Travelers Cos., Inc.	140,077	5,193
Charles Schwab Corp.	418,700	5,008
Franklin Resources Corp.	71,600	4,987
Allstate Corp.	95,100	4,919
CIGNA Corp.	60,100	4,902
Moody's Corp.	55,300	4,803
Bear Stearns Co., Inc.	45,700	4,676
The Principal Financial Group, Inc.	113,500	4,647
Automatic Data Processing, Inc.	98,100	4,351
Paychex, Inc.	127,180	4,334
Loews Corp.	57,300	4,028
Legg Mason Inc.	53,100	3,890
Plum Creek Timber Co. Inc. REIT	100,900	3,879
Ambac Financial Group, Inc.	47,050	3,864
Sovereign Bancorp, Inc.	169,600	3,824
*SunGard Data Systems, Inc.	133,600	3,785
M & T Bank Corp.	33,700	3,634
Host Marriott Corp. REIT	209,943	3,632
MBIA, Inc.	57,000	3,607
*Fiserv, Inc.	89,450	3,595
Fifth Third Bancorp	75,800	3,584
MGIC Investment Corp.	50,200	3,459
The Hartford Financial
Services Group Inc.	49,200	3,410
Torchmark Corp.	58,600	3,348
Zions Bancorp	47,600	3,238
*DST Systems, Inc.	59,900	3,122
Radian Group, Inc.	57,320	3,052
*Providian Financial Corp.	183,200	3,017
Eaton Vance Corp.	57,300	2,988
*AmeriCredit Corp.	121,600	2,973
Leucadia National Corp.	42,700	2,967
*Markel Corp.	8,100	2,948
Investors Financial Services Corp.	58,100	2,904
Janus Capital Group Inc.	172,100	2,893
Genworth Financial Inc.	105,400	2,846
Catellus Development Corp. REIT	92,708	2,837
*The Dun & Bradstreet Corp.	47,400	2,827
The PMI Group Inc.	66,500	2,776
*WellChoice Inc.	46,700	2,494
StanCorp Financial Group, Inc.	30,200	2,491
The Bank of New York Co., Inc.	74,200	2,480
Marsh & McLennan Cos., Inc.	70,600	2,323
Reinsurance Group
of America, Inc.	46,500	2,253
Federated Investors, Inc.	73,950	2,248
*Alleghany Corp.	7,875	2,246
*Conseco, Inc.	110,000	2,194
MoneyGram International, Inc.	103,400	2,186
Certegy, Inc.	61,000	2,167
BlackRock, Inc.	27,800	2,148
*CapitalSource Inc.	81,700	2,097
HCC Insurance Holdings, Inc.	61,600	2,040
Transatlantic Holdings, Inc.	32,812	2,029
*Instinet Group Inc.	324,726	1,958
*BOK Financial Corp.	39,933	1,947
BB&T Corp.	46,300	1,947
*The First Marblehead Corp.	34,500	1,941
IndyMac Bancorp, Inc.	56,000	1,929
Odyssey Re Holdings Corp.	74,900	1,888
The Chicago Mercantile Exchange	8,190	1,873
Fair, Isaac, Inc.	50,800	1,863
National City Corp.	48,800	1,832
New York Community
Bancorp, Inc.	86,400	1,777
Total System Services, Inc.	70,850	1,722
*CNA Financial Corp.	63,000	1,683
UCBH Holdings, Inc.	36,392	1,667
SunTrust Banks, Inc.	22,500	1,662
*Ameritrade Holding Corp.	100,000	1,422
Global Payments Inc.	18,900	1,106
ProLogis REIT	18,389	797
SEI Corp.	16,900	709
W.R. Berkley Corp.	12,800	604
Equifax, Inc.	15,800	444
Mellon Financial Corp.	12,500	389
PNC Financial Services Group	3,800	218
First Horizon National Corp.	300	13

		611,257

21

	Shares	Market Value^ (000)

Health Care (14.3%)
Pfizer Inc.	1,978,760	$ 53,209
Johnson & Johnson	744,298	47,203
*Amgen, Inc.	354,075	22,714
UnitedHealth Group Inc.	192,681	16,962
Merck & Co., Inc.	495,300	15,919
Medtronic, Inc.	314,000	15,596
Abbott Laboratories	310,400	14,480
Eli Lilly & Co.	197,800	11,225
Wyeth	255,800	10,895
*WellPoint Inc.	94,727	10,894
Schering-Plough Corp.	471,300	9,841
Bristol-Myers Squibb Co.	350,500	8,980
Cardinal Health, Inc.	145,512	8,462
Guidant Corp.	103,500	7,462
*Genentech, Inc.	135,700	7,387
*Boston Scientific Corp.	207,500	7,377
Aetna Inc.	56,497	7,048
*Biogen Idec Inc.	99,340	6,617
*Zimmer Holdings, Inc.	81,170	6,503
*Caremark Rx, Inc.	161,623	6,373
HCA Inc.	155,821	6,227
*St. Jude Medical, Inc.	139,832	5,863
*Gilead Sciences, Inc.	157,200	5,500
Stryker Corp.	109,200	5,269
*Forest Laboratories, Inc.	114,700	5,145
*Medco Health Solutions, Inc.	116,321	4,839
Becton, Dickinson & Co.	80,600	4,578
*Genzyme Corp.-General Division	78,200	4,541
Biomet, Inc.	103,175	4,477
Quest Diagnostics, Inc.	40,100	3,832
*Laboratory Corp. of
America Holdings	71,600	3,567
AmerisourceBergen Corp.	60,600	3,556
*Sepracor Inc.	58,700	3,485
*Humana Inc.	117,200	3,480
*Patterson Cos	78,630	3,412
*Varian Medical Systems, Inc.	76,000	3,286
Beckman Coulter, Inc.	47,600	3,189
IMS Health, Inc.	135,552	3,146
*Hospira, Inc.	91,940	3,080
DENTSPLY International Inc.	54,600	3,069
*Express Scripts Inc.	39,100	2,989
*Coventry Health Care Inc.	56,250	2,986
Health Management Associates
Class A	128,468	2,919
*Lincare Holdings, Inc.	66,500	2,836
*Tenet Healthcare Corp.	242,705	2,665
*Barr Pharmaceuticals Inc.	58,025	2,642
*Kinetic Concepts, Inc.	34,600	2,640
*Celgene Corp.	97,800	2,595
*Watson Pharmaceuticals, Inc.	78,500	2,576
*Henry Schein, Inc.	35,100	2,444
Mylan Laboratories, Inc.	135,937	2,403
Allergan, Inc.	29,000	2,351
*Millipore Corp.	46,200	2,301
*MedImmune Inc.	84,000	2,277
*Health Net Inc.	78,400	2,263
Cooper Cos., Inc.	31,600	2,231
Medicis Pharmaceutical Corp.	60,700	2,131
*IVAX Corp.	133,093	2,106
*American Pharmaceuticals
Partners, Inc.	56,200	2,102
Universal Health Services Class B	43,900	1,954
*Stericycle, Inc.	40,000	1,838
*Endo Pharmaceuticals
Holdings, Inc.	86,000	1,808
*Andrx Group	81,977	1,790
*King Pharmaceuticals, Inc.	139,600	1,731
*Chiron Corp.	51,740	1,724
*Eon Labs, Inc.	58,300	1,574
Omnicare, Inc.	40,900	1,416
*ICOS Corp.	48,500	1,372
Baxter International, Inc.	29,300	1,012
McKesson Corp.	27,524	866
*DaVita, Inc.	4,000	158

		443,388

Integrated Oils (4.0%)
ExxonMobil Corp.	1,624,434	83,268
ChevronTexaco Corp.	467,138	24,529
ConocoPhillips Co.	130,974	11,372
Amerada Hess Corp.	37,800	3,114
Occidental Petroleum Corp.	28,700	1,675

		123,958

Other Energy (3.3%)
Devon Energy Corp.	170,222	6,625
Burlington Resources, Inc.	141,300	6,147
Apache Corp.	115,462	5,839
Anadarko Petroleum Corp.	89,408	5,795
Baker Hughes, Inc.	126,480	5,397
Valero Energy Corp.	105,800	4,803
XTO Energy, Inc.	122,350	4,329
Williams Cos., Inc.	252,300	4,110
EOG Resources, Inc.	54,400	3,882
Kerr-McGee Corp.	62,595	3,617
BJ Services Co.	76,700	3,570
Peabody Energy Corp.	43,000	3,479
*Reliant Energy, Inc.	239,200	3,265
ENSCO International, Inc.	94,800	3,009
Pioneer Natural Resources Co.	83,600	2,934
*Smith International, Inc.	53,400	2,905
Noble Energy, Inc.	43,800	2,701

22

	Shares	Market Value^ (000)
*Varco International, Inc.	92,100	$ 2,685
Patterson-UTI Energy, Inc.	133,200	2,591
*Newfield Exploration Co.	42,800	2,527
Pogo Producing Co.	50,700	2,458
*Pride International, Inc.	116,900	2,401
*Rowan Cos., Inc.	88,800	2,300
*Grant Prideco, Inc.	112,300	2,252
*Cooper Cameron Corp.	41,800	2,249
*FMC Technologies Inc.	69,725	2,245
Premcor, Inc.	52,500	2,214
*NRG Energy	61,200	2,206
*Dynegy, Inc.	424,300	1,960
Massey Energy Co.	23,700	828
*National-Oilwell, Inc.	12,700	448

		101,771

Materials & Processing (3.5%)
E.I. du Pont de Nemours & Co.	165,600	8,123
Alcoa Inc.	242,128	7,608
Dow Chemical Co.	152,000	7,526
Newmont Mining Corp.	134,256	5,962
Monsanto Co.	105,867	5,881
Archer-Daniels-Midland Co.	248,073	5,534
Praxair, Inc.	118,200	5,219
Phelps Dodge Corp.	42,200	4,174
Georgia Pacific Group	108,642	4,072
Nucor Corp.	75,600	3,957
*American Standard Cos., Inc.	95,700	3,954
Fluor Corp.	61,600	3,358
Lyondell Chemical Co.	112,500	3,253
The St. Joe Co.	49,700	3,191
United States Steel Corp.	60,400	3,096
Precision Castparts Corp.	44,600	2,929
*Owens-Illinois, Inc.	126,700	2,870
Sigma-Aldrich Corp.	47,000	2,842
*Energizer Holdings, Inc.	57,128	2,839
*Pactiv Corp.	111,700	2,825
Freeport-McMoRan
Copper & Gold, Inc. Class B	72,900	2,787
Smurfit-Stone Container Corp.	144,765	2,704
*Sealed Air Corp.	50,136	2,671
*Jacobs Engineering Group Inc.	50,500	2,413
Packaging Corp. of America	91,200	2,148
*Scotts Co.	29,000	2,132
*International Steel Group, Inc.	51,100	2,073
Martin Marietta Materials, Inc.	36,500	1,959
International Paper Co.	34,600	1,453
*Neenah Paper Inc.	2,651	86

		109,639

Producer Durables (4.8%)
United Technologies Corp.	143,700	14,851
The Boeing Co.	207,770	10,756
*Applied Materials, Inc.	516,300	8,829
Illinois Tool Works, Inc.	84,500	7,831
Lockheed Martin Corp.	116,800	6,488
Danaher Corp.	93,800	5,385
*Xerox Corp.	305,400	5,195
Emerson Electric Co.	71,200	4,991
*Agilent Technologies, Inc.	183,525	4,423
Caterpillar, Inc.	44,000	4,290
*Lexmark International, Inc.	50,300	4,275
D. R. Horton, Inc.	99,425	4,008
Northrop Grumman Corp.	72,268	3,928
Centex Corp.	63,700	3,795
Pulte Homes, Inc.	59,300	3,783
*KLA-Tencor Corp.	80,300	3,740
Rockwell Collins, Inc.	92,000	3,628
*Waters Corp.	72,900	3,411
*NVR, Inc.	4,200	3,231
Lennar Corp. Class A	54,600	3,095
*Toll Brothers, Inc.	45,000	3,087
W.W. Grainger, Inc.	43,400	2,891
Ryland Group, Inc.	49,700	2,860
*LAM Research Corp.	97,208	2,810
*Thermo Electron Corp.	93,034	2,809
Molex, Inc.	90,856	2,726
*Hovnanian Enterprises Inc. Class A 52,300	2,590
*United Defense Industries Inc.	52,800	2,495
American Power
Conversion Corp.	109,800	2,350
*Mettler-Toledo International Inc.	44,100	2,263
*American Tower Corp. Class A	121,500	2,236
*Alliant Techsystems, Inc.	33,700	2,203
*AGCO Corp.	97,200	2,128
Herman Miller, Inc.	75,300	2,081
*Teradyne, Inc.	110,200	1,881
Deere & Co.	6,500	484
Lennar Corp. Class B	8,300	433
Novellus Systems, Inc.	13,100	365

		148,625

Technology (15.6%)
Microsoft Corp.	2,218,500	59,256
Intel Corp.	1,661,700	38,867
International Business
Machines Corp.	388,600	38,308
*Cisco Systems, Inc.	1,793,300	34,611
*Dell Inc.	681,800	28,731
QUALCOMM Inc.	366,200	15,527
*Oracle Corp.	1,099,848	15,090
Texas Instruments, Inc.	521,900	12,849
Hewlett-Packard Co.	606,758	12,724
*EMC Corp.	747,800	11,120
*Apple Computer, Inc.	131,800	8,488

23

	Shares	Market Value^ (000)
Motorola, Inc.	390,446	$ 6,716
*Sun Microsystems, Inc.	1,229,900	6,617
General Dynamics Corp.	59,700	6,245
Adobe Systems, Inc.	94,400	5,923
*Lucent Technologies, Inc.	1,542,354	5,799
*Symantec Corp.	218,600	5,631
*Corning, Inc.	478,200	5,628
Computer Associates
International, Inc.	180,089	5,594
*Veritas Software Corp.	183,200	5,230
Maxim Integrated Products,	113,700	4,820
Inc
*Network Appliance, Inc.	144,963	4,816
Analog Devices, Inc.	130,366	4,813
Linear Technology Corp.	117,700	4,562
*Computer Sciences Corp.	78,900	4,448
Autodesk, Inc.	116,988	4,440
*Advanced Micro Devices, Inc.	189,600	4,175
*NCR Corp.	55,237	3,824
Xilinx, Inc.	127,800	3,789
L-3 Communications Holdings,Inc.	49,400	3,618
*Avaya Inc.	207,600	3,571
*Altera Corp.	171,276	3,545
*Affiliated Computer
Services, Inc.
Class A	58,400	3,515
*Broadcom Corp.	105,500	3,406
*Comverse Technology, Inc.	133,396	3,262
*Juniper Networks, Inc.	119,000	3,236
Scientific-Atlanta, Inc.	97,400	3,215
*Intuit, Inc.	71,300	3,138
*Micron Technology, Inc.	244,000	3,013
*QLogic Corp.	82,000	3,012
National Semiconductor Corp.	166,600	2,990
*Siebel Systems, Inc.	262,549	2,757
Symbol Technologies, Inc.	158,300	2,739
*Storage Technology Corp.	85,700	2,709
*Solectron Corp.	505,700	2,695
Microchip Technology, Inc.	100,800	2,687
*Ingram Micro, Inc. Class A	125,000	2,600
*JDS Uniphase Corp.	815,300	2,585
*Sanmina-SCI Corp.	305,046	2,584
*SanDisk Corp.	101,200	2,527
*Tellabs, Inc.	293,900	2,525
*Jabil Circuit, Inc.	98,100	2,509
*NVIDIA Corp.	103,800	2,446
*Zebra Technologies Corp.	42,757	2,406
Class A
*Cadence Design Systems, Inc.	173,000	2,389
*Mercury Interactive Corp.	50,500	2,300
*Arrow Electronics, Inc.	91,500	2,223
*Amphenol Corp.	57,400	2,109
*ADC Telecommunications, Inc.	786,404	2,108
*FLIR Systems, Inc.	31,035	1,980
*BMC Software, Inc.	106,100	1,973
*Avnet, Inc.	105,400	1,922
*Compuware Corp.	294,562	1,906
*Synopsys, Inc.	96,154	1,887
*Citrix Systems, Inc.	71,356	1,750
Reynolds & Reynolds Class A	65,200	1,728
*Unisys Corp.	169,700	1,728
*BearingPoint, Inc.	212,500	1,706
*Ceridian Corp.	89,900	1,643
*UTStarcom, Inc.	71,125	1,575
*Western Digital Corp.	136,500	1,480
Intersil Corp.	85,600	1,433
*3Com Corp.	324,575	1,353
*LSI Logic Corp.	180,700	990
*Freescale Semiconductor, Inc.	43,111	792
*Atmel Corp.	174,855	685
*BEA Systems, Inc.	67,300	596
*Maxtor Corp.	52,481	278
*Novell, Inc.	22,003	149

		480,614

Utilities (4.8%)
Verizon Communications Inc.	604,142	24,474
SBC Communications Inc.	695,920	17,934
*Comcast Corp. Class A	315,957	10,515
*Nextel Communications, Inc.	310,388	9,312
BellSouth Corp.	333,700	9,274
*Comcast Corp. Special Class A	282,232	9,268
*PG&E Corp.	163,300	5,435
Sprint Corp.	214,750	5,337
Edison International	147,200	4,715
*AES Corp.	311,400	4,257
Kinder Morgan, Inc.	52,000	3,803
*Qwest Communications
International Inc.	771,679	3,426
*NTL Inc.	45,296	3,305
CenturyTel, Inc.	85,600	3,036
Exelon Corp.	67,600	2,979
SCANA Corp.	74,200	2,923
Citizens Communications Co.	195,702	2,699
Telephone & Data Systems, Inc.	33,200	2,555
ALLTEL Corp.	42,953	2,524
NSTAR	46,000	2,497
*Cablevision Systems NY Group
Class A	95,544	2,379
FirstEnergy Corp.	55,900	2,209
*U.S. Cellular Corp.	48,100	2,153
Southern Co.	64,200	2,152
Northeast Utilities	107,400	2,024
DPL Inc.	75,000	1,883
Dominion Resources, Inc.	27,139	1,838
*Western Wireless Corp. Class A	47,900	1,403

24

	Shares	Market Value^ (000)
Duke Energy Corp.	53,200	$ 1,348
NiSource, Inc.	35,920	818
AT&T Corp.	35,017	667
TXU Corp.	7,800	504
Cinergy Corp.	5,700	237

		149,883

Other (4.0%)
General Electric Co. 2,617,734	95,547
3M Co.	154,200	12,655
ITT Industries, Inc.	45,000	3,800
Honeywell International Inc.	106,800	3,782
Brunswick Corp.	56,400	2,792
Wesco Financial Corp.	4,930	1,937
SPX Corp.	48,300	1,935

		122,448

TOTAL COMMON STOCKS
(Cost $1,944,794)		3,093,627

TEMPORARY CASH INVESTMENT (0.5%)

Vanguard Market Liquidity Fund,
2.26%**-Note E
(Cost $14,814)	14,813,800	14,814

TOTAL INVESTMENTS (100.4%)
(Cost $1,959,608)		3,108,441

OTHER ASSETS AND LIABILITIES (-0.4%)

Other Assets-Note B		9,664
Liabilities-Note E		(23,065)

		(13,401)

NET ASSETS (100%)		$3,095,040

^See Note A in Notes to Financial Statements.
*Non-income-producing security.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT–Real Estate Investment Trust

		Amount
		(000)

AT DECEMBER 31, 2004, NET ASSETS CONSISTED OF:

Paid-in Capital		$2,524,015
Overdistributed Net Investment Income		(3,429)
Accumulated Net Realized Losses		(574,379)
Unrealized Appreciation		1,148,833

NET ASSETS		$3,095,040

Investor Shares-Net Assets
Applicable to 56,905,022 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)		$1,596,011

NET ASSET VALUE PER SHARE-
INVESTOR SHARES		$28.05

Admiral Shares-Net Assets
Applicable to 24,742,585 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)		$1,396,923

NET ASSET VALUE PER SHARE-
ADMIRAL SHARES		$56.46

Institutional Shares-Net Assets
Applicable to 3,639,714 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)		$102,106

NET ASSET VALUE PER SHARE-
INSTITUTIONAL SHARES		$28.05

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

25

Tax-Managed Small-Cap Fund	Shares	Market Value^ (000)
COMMON STOCKS (100.3%)

Auto & Transportation (5.6%)
Polaris Industries, Inc.	105,900	$ ,203
*Yellow Roadway Corp.	120,185	6,695
Oshkosh Truck Corp.	88,500	6,052
*Landstar System, Inc.	75,052	5,527
Heartland Express, Inc.	185,901	4,177
*EGL, Inc.	126,700	3,787
Knight Transportation, Inc.	139,827	3,468
Winnebago Industries, Inc.	83,200	3,250
Skywest, Inc.	143,871	2,886
Arkansas Best Corp.	62,203	2,792
*Kansas City Southern	155,400	2,755
*Kirby Corp.	61,400	2,725
USF Corp.	69,200	2,626
*Forward Air Corp.	53,200	2,378
*Wabash National Corp.	75,000	2,020
*Offshore Logistics, Inc.	57,600	1,870
*Fleetwood Enterprises, Inc.	137,530	1,851
Superior Industries
International, Inc.	60,500	1,758
*TBC Corp.	55,163	1,534
Monaco Coach Corp.	69,850	1,437
Arctic Cat, Inc.	51,120	1,356
*AAR Corp.	80,500	1,096
*Frontier Airlines, Inc.	88,200	1,006
Standard Motor Products, Inc.	49,000	774
Coachmen Industries, Inc.	38,970	677
*Mesa Air Group Inc.	78,800	626

		72,326

Consumer Discretionary (18.1%)
The Toro Co.	56,500	4,596
*Sonic Corp.	148,787	4,538
*Fossil, Inc.	175,926	4,511
*Quiksilver, Inc.	140,600	4,188
SCP Pool Corp.	130,480	4,162
*Waste Connections, Inc.	118,700	4,065
*Take-Two Interactive
Software, Inc.	111,655	3,884
*Zale Corp.	128,450	3,837
*United Stationers, Inc.	82,064	3,791
*CEC Entertainment Inc.	90,625	3,622
*P.F. Chang's China Bistro, Inc.	63,900	3,601
Ethan Allen Interiors, Inc.	88,880	3,557
*Tractor Supply Co.	94,800	3,528
*Argosy Gaming Co.	73,000	3,409
*Jack in the Box Inc.	91,250	3,364
*Guitar Center, Inc.	62,700	3,304
Aaron Rents, Inc. Class B	123,025	3,076
*United Natural Foods, Inc.	98,797	3,073
Wolverine World Wide, Inc.	96,400	3,029
*Arbitron Inc.	77,196	3,025
*Panera Bread Co.	74,900	3,020
*Aztar Corp.	85,600	2,989
*Men's Wearhouse, Inc.	89,150	2,849
*Linens 'n Things, Inc.	111,800	2,773
*Shuffle Master, Inc.	57,587	2,712
ADVO, Inc.	75,550	2,693
*Rare Hospitality International Inc.	84,250	2,684
*Electronics Boutique
Holdings Corp.	60,101	2,581
Sonic Automotive, Inc.	102,400	2,540
*WMS Industries, Inc.	75,610	2,536
Burlington Coat Factory
Warehouse Corp.	110,700	2,513
K-Swiss, Inc.	85,990	2,504
*The Children's Place
Retail Stores, Inc.	66,818	2,474
*Insight Enterprises, Inc.	120,500	2,473
The Pep Boys (Manny,
Moe & Jack)	141,405	2,414
ABM Industries Inc.	120,200	2,370
Kellwood Co.	68,400	2,360
*Tetra Tech, Inc.	139,071	2,328
*Global Imaging Systems, Inc.	57,314	2,264
G & K Services, Inc. Class A	51,930	2,255
*THQ Inc.	96,406	2,212
*School Specialty, Inc.	56,160	2,166
Watson Wyatt & Co. Holdings	80,300	2,164
*Too Inc.	85,300	2,086
IHOP Corp.	49,800	2,086
Chemed Corp.	31,000	2,080
Phillips-Van Heusen Corp.	76,700	2,071
*GameStop Corp.	91,100	2,037
La-Z-Boy Inc.	128,860	1,981
*Hot Topic, Inc.	115,025	1,977
Landry's Restaurants, Inc.	68,030	1,977
The Nautilus Group, Inc.	81,230	1,963
*Pinnacle Entertainment, Inc.	98,500	1,948
The Marcus Corp.	74,500	1,873
*K2 Inc.	115,345	1,832
*Stage Stores, Inc.	43,964	1,825
*Group 1 Automotive, Inc.	57,220	1,802
*Stein Mart, Inc.	105,157	1,794
*Labor Ready, Inc.	104,200	1,763
*Cost Plus, Inc.	54,400	1,748
Oxford Industries, Inc.	41,500	1,714
*Genesco, Inc.	54,558	1,699
Fred's, Inc.	97,500	1,696
*MAXIMUS, Inc.	54,000	1,680
Christopher & Banks Corp.	90,225	1,665
*Coinstar, Inc.	61,094	1,639

26

	Shares	Market Value^ (000)
*Heidrick & Struggles
International, Inc.	47,558	$ 1,630
*Ryan's Restaurant Group, Inc.	103,750	1,600
Russell Corp.	81,200	1,582
Viad Corp.	54,900	1,564
*Consolidated Graphics, Inc.	33,960	1,559
*Hibbett Sporting Goods, Inc.	58,409	1,554
*Jo-Ann Stores, Inc.	55,790	1,536
Movie Gallery, Inc.	79,649	1,519
Lone Star Steakhouse &
Saloon, Inc.	54,139	1,516
Cato Corp. Class A	51,400	1,481
Pre-Paid Legal Services, Inc.	38,520	1,446
Bowne & Co., Inc.	88,800	1,444
*JAKKS Pacific, Inc.	65,200	1,442
*Cross Country Healthcare, Inc.	79,400	1,436
*Papa John's International, Inc.	41,500	1,429
Triarc Cos., Inc. Class B	115,500	1,416
*Steak n Shake Co.	68,400	1,373
Central Parking Corp.	90,400	1,370
*ShopKo Stores, Inc.	72,798	1,360
Brown Shoe Co., Inc.	45,000	1,342
*FindWhat.com	74,761	1,326
*The Dress Barn, Inc.	74,118	1,304
*Spherion Corp.	152,300	1,279
Russ Berrie and Co., Inc.	51,700	1,181
Lawson Products, Inc.	23,202	1,170
*Volt Information Sciences Inc.	37,800	1,111
The Stride Rite Corp.	94,000	1,050
Haverty Furniture Cos., Inc.	56,550	1,046
*O'Charley's Inc.	53,500	1,046
CDI Corp.	48,800	1,043
Startek, Inc.	35,800	1,019
*The Gymboree Corp.	76,900	986
*Select Comfort Corp.	54,857	984
*Vertrue Inc.	26,000	982
Thomas Nelson, Inc.	36,500	825
*Administaff, Inc.	64,700	816
*Midas Inc.	39,300	786
*GameStop Corp. Class B	34,400	771
National Presto Industries, Inc.	16,895	769
Libbey, Inc.	34,100	757
Goody's Family Clothing	81,755	747
*J. Jill Group, Inc.	49,677	740
*4Kids Entertainment Inc.	33,440	703
*Pegasus Solutions Inc.	55,684	702
*Insurance Auto Auctions, Inc.	28,629	642
Oshkosh B' Gosh, Inc. Class A	29,654	635
Sturm, Ruger & Co., Inc.	67,950	614
Angelica Corp.	22,100	598
Bassett Furniture Industries, Inc.	29,216	573
Triarc Cos., Inc. Class A	43,900	571
*Department 56 Inc.	33,900	564
Action Performance Cos., Inc.	45,400	499
Hancock Fabrics, Inc.	48,000	498
Advanced Marketing Services	47,700	480
*Multimedia Games Inc.	29,118	459
Haggar Corp.	19,300	453
*SOURCECORP, Inc.	19,600	375
*Ashworth, Inc.	33,412	364
*Bally Total Fitness Holding Corp.	84,200	357
*On Assignment, Inc.	63,176	328
*Enesco Group, Inc.	35,700	288
Fedders Corp.	75,240	272
CPI Corp.	19,600	266
*Applica Inc.	24,600	149

		236,697

Consumer Staples (2.3%)
*NBTY, Inc.	165,300	3,969
Flowers Foods, Inc.	107,965	3,410
*Performance Food Group Co.	115,662	3,112
Ralcorp Holdings, Inc.	72,500	3,040
Longs Drug Stores, Inc.	93,290	2,572
Casey's General Stores, Inc.	123,780	2,247
Sanderson Farms, Inc.	49,339	2,135
*Hain Celestial Group, Inc.	90,600	1,873
Lance, Inc.	73,755	1,404
Schweitzer-Mauduit
International, Inc.	36,700	1,246
Nash-Finch Co.	30,932	1,168
J & J Snack Foods Corp.	22,600	1,108
*The Great Atlantic &
Pacific Tea Co., Inc.	95,300	977
Nature's Sunshine Inc.	38,072	775
Dimon Inc.	113,400	762
American Italian Pasta Co.	19,100	444

		30,242

Financial Services (17.7%)
New Century, Inc. REIT	134,850	8,618
First BanCorp Puerto Rico	99,700	6,332
The South Financial Group, Inc.	175,837	5,720
Global Payments Inc.	95,140	5,569
East West Bancorp, Inc.	129,609	5,438
UCBH Holdings, Inc.	112,553	5,157
Shurgard Storage Centers, Inc.
Class A REIT	115,000	5,061
Fremont General Corp.	190,300	4,792
Essex Property Trust, Inc. REIT	56,700	4,751
Whitney Holdings Corp.	103,900	4,674
FactSet Research Systems Inc.	77,100	4,506
Hudson United Bancorp	111,389	4,386
First Midwest Bancorp, Inc.	114,980	4,173

27

	Shares	Market Value^ (000)
United Bankshares, Inc.	107,067	$ 4,085
Southwest Bancorporation of
Texas, Inc.	173,266	4,035
*Kronos, Inc.	76,990	3,936
Downey Financial Corp.	68,800	3,922
UICI	114,250	3,873
Capital Automotive REIT	106,296	3,776
MAF Bancorp, Inc.	83,073	3,723
*Philadelphia Consolidated
Holding Corp.	55,007	3,638
Delphi Financial Group, Inc.	78,249	3,611
Flagstar Bancorp, Inc.	151,475	3,423
Chittenden Corp.	114,468	3,289
Hilb, Rogal and Hamilton Co.	89,000	3,225
Selective Insurance Group	68,735	3,041
Wintrust Financial Corp.	53,266	3,034
Kilroy Realty Corp. REIT	70,700	3,022
Provident Bankshares Corp.	81,938	2,980
BankAtlantic Bancorp, Inc.
Class A	147,975	2,945
Commercial Federal Corp.	97,900	2,909
*eFunds Corp.	120,796	2,900
Susquehanna Bancshares, Inc.	114,849	2,865
*ProAssurance Corp.	72,300	2,828
Entertainment Properties
Trust REIT	62,845	2,800
Umpqua Holdings Corp.	110,474	2,785
Lexington Corporate Properties
Trust REIT	119,900	2,707
Republic Bancorp, Inc.	174,552	2,667
Colonial Properties Trust REIT	67,800	2,663
Commercial Net Lease
Realty REIT	128,600	2,649
Gables Residential Trust REIT	72,600	2,598
R.L.I. Corp.	62,300	2,590
TrustCo Bank NY	184,386	2,543
John H. Harland Co.	68,990	2,491
LandAmerica Financial Group, Inc.	44,750	2,413
Zenith National Insurance Corp.	47,900	2,387
Brookline Bancorp, Inc.	146,200	2,386
*BankUnited Financial Corp.	74,400	2,377
*Piper Jaffray Cos., Inc.	49,300	2,364
Waypoint Financial Corp.	82,693	2,344
*Sterling Financial Corp.	56,420	2,215
First Republic Bank	40,600	2,152
Community Bank System, Inc.	75,735	2,140
*First Federal Financial Corp.	40,700	2,111
Cash America International Inc.	70,800	2,105
*Investment Technology
Group, Inc.	103,900	2,078
*NCO Group, Inc.	79,270	2,049
Irwin Financial Corp.	70,000	1,987
Boston Private Financial
Holdings, Inc.	68,200	1,921
Stewart Information
Services Corp.	45,000	1,874
CRT Properties, Inc. REIT	77,196	1,842
Glenborough
Realty Trust, Inc. REIT	83,100	1,768
*Financial Federal Corp.	42,900	1,682
Riggs National Corp.	78,691	1,673
Dime Community Bancshares	92,719	1,661
Anchor Bancorp Wisconsin Inc.	56,851	1,657
NDCHealth Corp.	89,100	1,656
Sovran Self Storage, Inc. REIT	39,123	1,649
*Digital Insight Corp.	88,278	1,624
PrivateBancorp, Inc.	50,251	1,620
Sterling Bancshares, Inc.	111,700	1,594
Gold Banc Corp., Inc.	99,398	1,453
Parkway Properties Inc. REIT	28,300	1,436
*World Acceptance Corp.	46,414	1,277
Presidential Life Corp.	72,617	1,232
Nara Bancorp, Inc.	57,578	1,225
SWS Group, Inc.	43,310	949
*PRG-Schultz International, Inc.	155,353	781
*Carreker Corp.	62,917	541
*SCPIE Holdings Inc.	25,200	249
*Rewards Network Inc.	32,100	225

		229,427

Health Care (11.6%)
*Pharmaceutical Product
Development, Inc.	139,800	5,772
Cooper Cos., Inc.	81,000	5,718
*MGI Pharma, Inc.	175,400	4,913
*Cerner Corp.	89,899	4,780
Medicis Pharmaceutical Corp.	135,300	4,750
*Respironics, Inc.	87,004	4,730
*AMERIGROUP Corp.	61,960	4,688
*IDEXX Laboratories Corp.	84,600	4,618
*ResMed Inc.	83,900	4,287
Diagnostic Products Corp.	72,200	3,975
*Advanced Medical Optics, Inc.	90,800	3,736
*Sierra Health Services, Inc.	66,200	3,648
Invacare Corp.	77,300	3,576
Mentor Corp.	105,900	3,573
*Pediatrix Medical Group, Inc.	55,350	3,545
*American Medical Systems
Holdings, Inc.	83,447	3,489
*Sybron Dental Specialties, Inc.	96,400	3,411
*Accredo Health, Inc.	120,939	3,352
*United Surgical Partners
International, Inc.	70,483	2,939

28

	Shares	Market Value^ (000)
*Centene Corp.	101,560	$ 2,879
*Province Healthcare Co.	123,150	2,752
Owens & Minor, Inc. Holding Co.	97,500	2,747
*American Healthways Inc.	81,541	2,694
*Integra LifeSciences Holdings	71,334	2,634
*Immucor Inc.	111,062	2,611
PolyMedica Corp.	67,900	2,532
*Biosite Inc.	40,100	2,468
*Sunrise Senior Living, Inc.	50,600	2,346
*Priority Healthcare Corp. Class B	107,697	2,345
*Haemonetics Corp.	62,850	2,276
Alpharma, Inc. Class A	130,300	2,209
*AmSurg Corp.	74,750	2,208
*Sola International Inc.	79,900	2,200
*CONMED Corp.	73,732	2,095
*ArthroCare Corp.	58,329	1,870
*Enzo Biochem, Inc.	80,656	1,570
Analogic Corp.	33,800	1,514
Datascope Corp.	36,858	1,463
*Viasys Healthcare Inc.	76,900	1,461
*SFBC International, Inc.	36,681	1,449
*SurModics, Inc.	43,405	1,411
*Hologic, Inc.	50,812	1,396
*LabOne, Inc.	42,660	1,367
*PAREXEL International Corp.	64,404	1,307
*Regeneron Pharmaceuticals, Inc.	137,848	1,270
*Cyberonics, Inc.	59,100	1,225
*Amedisys Inc.	37,714	1,222
Vital Signs, Inc.	31,382	1,221
LCA-Vision Inc.	49,801	1,165
*DJ Orthopedics Inc.	54,136	1,160
*RehabCare Group, Inc.	40,700	1,139
*Gentiva Health Services, Inc.	60,600	1,013
*Kensey Nash Corp.	28,323	978
*Noven Pharmaceuticals, Inc.	54,400	928
*ICU Medical, Inc.	33,800	924
*Bradley Pharmaceuticals, Inc.	39,190	760
Hooper Holmes, Inc.	113,900	674
*Odyssey Healthcare, Inc.	47,370	648
*Wilson Greatbatch
Technologies, Inc.	27,400	614
*Possis Medical Inc.	45,246	610
*CryoLife Inc.	59,700	422
*Savient Pharmaceuticals Inc.	153,598	416
*ArQule, Inc.	71,173	412
*Merit Medical Systems, Inc.	25,121	384
BioLase Technology, Inc.	35,265	383
*OCA Inc.	54,800	348
*Theragenics Corp.	74,100	301
*Osteotech, Inc.	42,449	233
*Curative Health Services, Inc.	32,267	221

		149,975

Other Energy (5.3%)
Massey Energy Co.	188,111	6,574
Patina Oil & Gas Corp.	174,500	6,544
*Unit Corp.	113,034	4,319
*Cimarex Energy Co.	102,900	3,900
*Cal Dive International, Inc.	95,029	3,872
Vintage Petroleum, Inc.	162,650	3,691
Cabot Oil & Gas Corp.	81,900	3,624
*Stone Energy Corp.	65,980	2,975
St. Mary Land & Exploration Co.	70,900	2,959
*Spinnaker Exploration Co.	84,000	2,946
CARBO Ceramics Inc.	39,500	2,726
*Hydrill Co.	57,300	2,608
*Seacor Holdings Inc.	45,300	2,419
*Oceaneering International, Inc.	63,470	2,369
*Swift Energy Co.	69,200	2,003
*Atwood Oceanics, Inc.	37,400	1,949
*Remington Oil & Gas Corp.	68,700	1,872
*Veritas DGC Inc.	83,100	1,862
Frontier Oil Corp.	66,900	1,784
*Input/Output, Inc.	191,640	1,694
*Petroleum Development Corp.	41,000	1,581
*Tetra Tech, Inc.	55,500	1,571
*W-H Energy Services, Inc.	68,600	1,534
*Dril-Quip, Inc.	42,900	1,041

		68,417

Materials & Processing (12.4%)
Florida Rock Industries, Inc.	107,300	6,388
The Timken Co.	223,300	5,810
Hughes Supply, Inc.	163,300	5,283
Corn Products International, Inc.	91,100	4,879
AptarGroup Inc.	89,500	4,724
Georgia Gulf Corp.	82,900	4,128
Simpson Manufacturing Co.	117,700	4,108
*Armor Holdings, Inc.	82,100	3,860
Brady Corp. Class A	59,800	3,742
Commercial Metals Co.	72,700	3,676
Carpenter Technology Corp.	59,300	3,467
Clarcor Inc.	63,200	3,461
*URS Corp.	107,600	3,454
Texas Industries, Inc.	53,600	3,344
Acuity Brands, Inc.	105,000	3,339
*Maverick Tube Corp.	105,500	3,197
Reliance Steel & Aluminum Co.	80,700	3,144
Lennox International Inc.	149,038	3,033
Mueller Industries Inc.	89,900	2,895
*Shaw Group, Inc.	158,470	2,829
Quanex Corp.	40,850	2,801
Cleveland-Cliffs Inc.	26,700	2,773
Albany International Corp.	78,500	2,760
MacDermid, Inc.	75,000	2,708
Delta & Pine Land Co.	95,300	2,600

29

	Shares	Market Value^ (000)
*Lone Star Technologies, Inc.	71,900	$ 2,406
Watsco, Inc.	66,048	2,326
Kaydon Corp.	69,918	2,309
*Ceradyne, Inc.	40,340	2,308
Wausau-Mosinee Paper Corp.	127,800	2,283
*OM Group, Inc.	70,300	2,279
*Century Aluminum Co.	79,156	2,079
*PolyOne Corp.	227,800	2,064
H.B. Fuller Co.	71,000	2,024
*Griffon Corp.	72,910	1,969
Universal Forest Products, Inc.	44,500	1,931
Tredegar Corp.	95,500	1,930
*Rogers Corp.	41,500	1,789
Cambrex Corp.	64,800	1,756
*EMCOR Group, Inc.	37,600	1,699
ElkCorp	49,200	1,684
Arch Chemicals, Inc.	58,000	1,669
A. Schulman Inc.	75,249	1,611
Barnes Group, Inc.	57,675	1,529
*Insituform Technologies Inc.
Class A	66,388	1,505
Valmont Industries, Inc.	59,100	1,484
AMCOL International Corp.	72,700	1,461
Rock-Tenn Co.	88,100	1,336
Chesapeake Corp. of Virginia	48,175	1,308
Building Materials Holding Corp.	33,965	1,301
Deltic Timber Corp.	30,295	1,286
*Interface, Inc.	128,911	1,285
*Aleris International Inc	71,509	1,210
*Neenah Paper Inc.	37,000	1,206
*Mobile Mini, Inc.	36,423	1,203
*Buckeye Technology, Inc.	91,600	1,192
*Caraustar Industries, Inc.	70,383	1,184
WD-40 Co.	41,594	1,182
*RTI International Metals, Inc.	53,650	1,102
Myers Industries, Inc.	85,180	1,090
The Standard Register Co.	70,600	997
Ryerson Tull, Inc.	62,200	980
Apogee Enterprises, Inc.	67,700	908
*Brush Engineered Materials Inc.	47,400	877
Wellman, Inc.	81,545	872
Steel Technologies, Inc.	31,590	869
Pope & Talbot, Inc.	40,200	688
*Material Sciences Corp.	35,525	639
Quaker Chemical Corp.	23,900	594
*Omnova Solutions Inc.	100,700	566
*Wolverine Tube, Inc.	37,800	488
*Lydall, Inc.	39,900	473
*A.M. Castle & Co.	39,000	466
Penford Corp.	22,604	356

		160,156

Producer Durables (12.1%)
*NVR, Inc.	15,730	12,103
MDC Holdings, Inc.	80,347	6,945
Roper Industries Inc.	104,300	6,338
Standard Pacific Corp.	83,000	5,324
Briggs & Stratton Corp.	127,500	5,301
IDEX Corp.	125,250	5,073
Engineered Support Systems, Inc.	65,724	3,892
*Meritage Corp.	31,900	3,595
*Varian Semiconductor Equipment
Associates, Inc.	90,200	3,324
Cognex Corp.	113,881	3,177
Curtiss-Wright Corp.	53,000	3,043
*Dionex Corp.	51,700	2,930
*Moog Inc.	63,418	2,876
The Manitowoc Co., Inc.	73,100	2,752
*Cymer, Inc.	91,300	2,697
Belden CDT Inc.	116,000	2,691
*Rayovac Corp.	85,623	2,617
Watts Water Technologies, Inc.	79,900	2,576
*CUNO Inc.	42,000	2,495
*Ionics, Inc.	56,300	2,440
*Teledyne Technologies, Inc.	80,800	2,378
*Headwaters Inc.	83,193	2,371
Baldor Electric Co.	81,660	2,248
A.O. Smith Corp.	73,100	2,189
*Paxar Corp.	98,100	2,175
JLG Industries, Inc.	110,200	2,163
*Champion Enterprises, Inc.	177,100	2,093
*Axcelis Technologies, Inc.	248,143	2,017
Woodward Governor Co.	28,139	2,015
Applied Industrial Technology, Inc.	73,250	2,007
*Esterline Technologies Corp.	60,700	1,982
*Brooks Automation, Inc.	110,276	1,899
*Littelfuse, Inc.	55,300	1,889
*Technitrol, Inc.	100,100	1,822
*Gardner Denver Inc.	49,225	1,786
*ATMI, Inc.	77,706	1,751
Thomas Industries, Inc.	43,700	1,745
Regal-Beloit Corp.	60,700	1,736
*FEI Co.	82,400	1,730
MTS Systems Corp.	48,725	1,647
*Veeco Instruments, Inc.	73,723	1,553
*Triumph Group, Inc.	39,300	1,552
Stewart & Stevenson Services, Inc. 71,066	1,438
*Electro Scientific Industries, Inc.	70,318	1,389
*Imagistics International Inc.	40,820	1,374
Vicor Corp.	104,111	1,365
*Photronics Inc.	80,840	1,334
*Sonic Solutions, Inc.	58,500	1,313
*Itron, Inc.	52,300	1,250

30

	Shares	Market Value^ (000)
*DuPont Photomasks, Inc.	46,000	$ 1,215
CTS Corp.	89,200	1,185
Helix Technology Corp.	64,541	1,122
*Ultratech, Inc.	58,760	1,108
*Artesyn Technologies, Inc.	97,979	1,107
*Kulicke & Soffa Industries, Inc.	126,900	1,094
*Symmetricom Inc.	112,636	1,094
C & D Technologies, Inc.	62,900	1,072
C-COR Inc.	107,974	1,004
Cohu, Inc.	53,523	993
Applied Signal Technology, Inc.	27,784	979
*Audiovox Corp.	57,000	899
Standex International Corp.	30,200	860
Robbins & Myers, Inc.	36,100	860
*Astec Industries, Inc.	49,726	856
Skyline Corp.	20,900	853
X-Rite Inc.	52,064	834
Keithley Instruments Inc.	40,700	802
Lindsay Manufacturing Co.	29,100	753
*Advanced Energy Industries, Inc.	81,179	741
*Rudolph Technologies, Inc.	41,640	715
*Photon Dynamics, Inc.	21,375	519
*Magnatek, Inc.	72,600	501
*Tollgrade Communications, Inc.	33,692	412
*Milacron Inc.	120,081	407

		156,385

Technology (10.3%)
*FLIR Systems, Inc.	84,611	5,397
*Avid Technology, Inc.	83,991	5,186
*CACI International, Inc.	72,300	4,926
*Hyperion Solutions Corp.	96,400	4,494
*Trimble Navigation Ltd.	128,278	4,238
*Skyworks Solutions, Inc.	384,359	3,625
*MICROS Systems, Inc.	45,870	3,581
*Benchmark Electronics, Inc.	102,250	3,487
Anixter International Inc.	92,200	3,318
*Websense, Inc.	57,800	2,932
*DRS Technologies, Inc.	67,400	2,879
*Internet Security Systems, Inc.	116,833	2,716
*WebEx Communications, Inc.	110,555	2,629
*Microsemi Corp.	147,258	2,556
*FileNET Corp.	97,647	2,515
*ANSYS, Inc.	77,352	2,480
*SERENA Software, Inc.	109,400	2,367
*Altiris, Inc.	66,512	2,357
*Coherent, Inc.	75,142	2,287
*Hutchinson Technology, Inc.	64,700	2,237
*Aeroflex, Inc.	184,434	2,235
*Adaptec, Inc.	274,946	2,087
*Progress Software Corp.	89,310	2,085
Black Box Corp.	42,826	2,057
*j2 Global Communications, Inc.	58,106	2,005
*Dendrite International, Inc.	103,332	2,005
*ScanSource, Inc.	31,291	1,945
*Synaptics Inc.	63,200	1,933
*ManTech International Corp.	80,150	1,903
Inter-Tel, Inc.	63,908	1,750
*Checkpoint Systems, Inc.	93,100	1,680
Cubic Corp.	66,300	1,669
*Manhattan Associates, Inc.	69,085	1,650
*Intermagnetics General Corp.	63,806	1,621
*ViaSat, Inc.	66,059	1,603
EDO Corp.	49,500	1,572
*DSP Group Inc.	70,126	1,566
*Mercury Computer Systems, Inc.	52,392	1,555
*Power Integrations, Inc.	76,718	1,517
*Harmonic, Inc.	180,100	1,502
*Ciber, Inc.	154,400	1,488
*Exar Corp.	103,007	1,462
Agilysys, Inc.	80,300	1,376
*Verity, Inc.	92,508	1,214
*Daktronics, Inc.	47,000	1,170
Methode Electronics, Inc. Class A	88,800	1,141
BEI Technologies, Inc.	36,560	1,129
*Actel Corp.	64,151	1,125
Park Electrochemical Corp.	49,750	1,079
*JDA Software Group, Inc.	72,302	985
Bel Fuse, Inc. Class B	27,954	945
*RadiSys Corp.	47,455	928
*Digi International, Inc.	53,700	923
Talx Corp.	34,005	877
*Catapult Communications Corp.	36,045	871
*Standard Microsystem Corp.	45,800	817
*Napster, Inc.	85,918	808
*MRO Software Inc.	61,846	805
*ESS Technology, Inc.	99,557	708
*Supertex, Inc.	32,497	705
*SPSS, Inc.	43,585	682
*Bell Microproducts Inc.	70,629	679
*EPIQ Systems, Inc.	45,096	660
*Kopin Corp.	165,398	640
*Pericom Semiconductor Corp.	66,733	629
*MapInfo Corp.	51,040	611
*Network Equipment
Technologies, Inc.	61,400	603
*SBS Technologies, Inc.	38,726	541
*NYFIX, Inc.	82,468	510
*Phoenix Technologies Ltd.	60,800	502
*Concord Communications, Inc.	45,195	501
*Pinnacle Systems, Inc.	76,627	467
*Radiant Systems, Inc.	67,524	440
*Gerber Scientific, Inc.	56,800	432

31

	Shares	Market Value^ (000)
*Zix Corp.	81,886	$ 422
*Planar Systems, Inc.	36,800	413
*PC-Tel, Inc.	50,426	400
*Captaris Inc.	75,090	387
*Brooktrout Technology, Inc.	32,200	387
*Alliance Semiconductor Corp.	89,278	330
*Meade Instruments Corp.	49,566	170

		133,109

Utilities (4.7%)
Energen Corp.	90,000	5,306
Atmos Energy Corp.	189,125	5,173
UGI Corp. Holding Co.	125,800	5,146
*Southern Union Co.	203,641	4,883
*Southwestern Energy Co.	89,700	4,547
Piedmont Natural Gas, Inc.	189,300	4,399
New Jersey Resources Corp.	68,850	2,984
ALLETE, Inc.	73,100	2,686
*Commonwealth Telephone
Enterprises, Inc.	51,931	2,579
Cleco Corp.	120,900	2,449
Northwest Natural Gas Co.	67,900	2,291
Southwest Gas Corp.	89,260	2,267
*El Paso Electric Co.	117,200	2,220
Avista Corp.	120,100	2,122
UniSource Energy Corp.	84,800	2,045
CH Energy Group, Inc.	39,200	1,884
UIL Holdings Corp.	36,063	1,850
The Laclede Group, Inc.	52,000	1,620
*General Communication, Inc.	143,640	1,586
American States Water Co.	41,550	1,080
Central Vermont Public
Service Corp.	30,200	702
Cascade Natural Gas Corp.	27,800	589
*Boston Communications
Group, Inc.	44,741	413
Green Mountain Power Corp.	12,575	363
*Intrado Inc.	23,100	280

		61,464

Other (0.2%)
GenCorp, Inc.	130,900	2,431
Kaman Corp. Class A	56,380	713

		3,144

TOTAL COMMON STOCKS
(Cost $822,279)		1,301,342

TEMPORARY CASH INVESTMENTS (1.2%)

Vanguard Market Liquidity Fund,
2.26%**	69,035	$ 69
Vanguard Market Liquidity Fund,
2.26%**-Note E	15,115,300	15,115

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $15,184)		15,184

TOTAL INVESTMENTS (101.5%)
(Cost $837,463)		1,316,526

OTHER ASSETS AND LIABILITIES (-1.5%)

Other Assets-Note B		4,993
Liabilities-Note E		(24,854)

		(19,861)

NET ASSETS (100%)		$1,296,665

^See Note A in Notes to Financial Statements.
*Non-income-producing security.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

AT DECEMBER 31, 2004, NET ASSETS CONSISTED OF:

Amount
(000)

Paid-in Capital	$839,714
Overdistributed Net Investment Income	(944)
Accumulated Net Realized Losses	(21,168)
Unrealized Appreciation	479,063

NET ASSETS	$1,296,665

Investor Shares-Net Assets
Applicable to 60,320,360 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$1,281,665

NET ASSET VALUE PER SHARE-
INVESTOR SHARES	$21.25

Institutional Shares-Net Assets
Applicable to 704,793 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$15,000

NET ASSET VALUE PER SHARE-
INSTITUTIONAL SHARES	$21.28

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

32

Tax-Managed International Fund	Shares	Market Value^ (000)
COMMON STOCKS (99.8%)

Australia (4.8%)
BHP Billiton Ltd.	388,231	$ 4,668
National Australia Bank Ltd.	169,115	3,821
Commonwealth
Bank of Australia	140,121	3,526
Australia & New Zealand
Bank Group Ltd.	204,533	3,301
Westpac Banking Corp., Ltd.	209,979	3,208
Woolworths Ltd.	125,008	1,471
Wesfarmers Ltd.	43,966	1,372
AMP Ltd.	205,940	1,172
Foster's Group Ltd.	245,787	1,116
Rio Tinto Ltd.	35,325	1,083
Coles Myer Ltd.	129,987	1,005
Insurance Australia Group Ltd.	191,749	967
Macquarie Bank Ltd.	26,511	966
Suncorp-Metway Ltd.	70,573	962
Telstra Corp. Ltd.	248,862	958
Rinker Group Ltd.	112,042	935
QBE Insurance Group Ltd.	76,449	920
Tabcorp Holdings Ltd.	65,191	884
Woodside Petroleum Ltd.	52,921	834
WMC Resources Ltd.	129,993	736
Australian Gas Light Co., Ltd.	64,706	695
Alumina Ltd.	137,095	638
Amcor Ltd.	106,390	613
Brambles Industries Ltd.	108,159	589
BlueScope Steel Ltd.	84,059	544
CSL Ltd.	22,278	511
Lend Lease Corp.	48,291	502
Newcrest Mining Ltd.	35,821	490
Santos Ltd.	72,898	485
Orica Ltd.	29,879	477
Origin Energy Ltd.	80,714	436
Boral Ltd.	72,198	389
Coca-Cola Amatil Ltd.	59,384	378
John Fairfax Holdings Ltd.	106,022	378
Patrick Corp. Ltd.	67,299	347
Toll Holdings Ltd.	31,487	316
Qantas Airways Ltd.	106,100	309
Sonic Healthcare Ltd.	30,873	295
Aristocrat Leisure Ltd.	36,934	288
Perpetual Trustees Australia Ltd.	5,581	275
Lion Nathan Ltd.	40,362	272
Mayne Group Ltd.	75,946	254
*Southcorp Ltd.	74,767	251
CSR Ltd.	120,552	251
AXA Asia Pacific Holdings Ltd.	77,766	250
Publishing & Broadcasting Ltd.	17,100	235
Australian Stock Exchange Ltd.	13,804	221
Paperlinx Ltd.	56,466	209
Computershare Ltd.	46,661	207
Leighton Holdings Ltd.	20,175	195
Pacific Brands Ltd.	74,377	186
Harvey Norman Holdings Ltd.	73,253	181
OneSteel Ltd.	84,343	170
Iluka Resources Ltd.	34,429	170
Cochlear Ltd.	8,158	161
Ansell Ltd.	18,887	132
Futuris Corp., Ltd.	68,354	116

		46,321

Austria (0.3%)
Erste Bank der Oesterreichischen
Sparkassen AG	13,460	719
Telekom Austria AG	30,970	587
OMV AG	1,645	496
Bank Austria Creditanstalt	3,982	360
Wienerberger AG	6,346	303
Voestalpine AG	2,617	203
Oesterreichische
Elektrizitaetswirtschafts AG
Class A	576	128
Boehler-Uddeholm AG	787	99
Mayr-Melnhof Karton AG	546	93
*VA Technologies AG	1,002	80
*RHI AG	1,970	60
Flughafen Wien AG	777	59

		3,187

Belgium (1.4%)
Fortis Group	128,883	3,565
Dexia	68,864	1,584
Electrabel SA	3,048	1,359
KBC Bankverzekeringsholding	12,439	955
Solvay SA	6,932	763
*Belgacom SA	17,519	757
InBev	19,309	749
Cofinimmo	3,654	598
Delhaize Group	7,754	590
Synthes, Inc.	5,048	566
UCB SA	9,699	493
Agfa Gevaert NV	10,665	362
Colruyt NV	2,011	327
*Mobistar SA	3,173	297
Umicore	2,393	225
Euronav SA	5,622	146
Bekaert NV	1,827	146
Barco NV	1,397	129
Omega Pharma SA	2,311	111
D'Ieteren SA	430	80
UBS AG	741	62
Compagnie Maritime Belge SA	2,185	61

		13,925

33

	Shares	Market Value^ (000)

Denmark (0.8%)
Danske Bank A/S	48,990	$ 1,502
Novo Nordisk A/S B Shares	27,394	1,497
AP Moller-Maersk A/S	117	966
TDC A/S	20,144	853
Telefonica SA ADR	6,192	350
Danisco A/S	5,229	319
Novozymes A/S	5,824	296
ISS A/S	4,676	261
GN Store Nord A/S	22,667	244
*Vestas Wind Systems A/S	17,105	213
*Topdanmark A/S	2,500	197
H. Lundbeck A/S	7,318	163
DSV, De Sammensluttede
Vognmaend A/S	2,300	156
Carlsberg A/S B Shares	3,056	155
Gamesa Corporacion
Tecnologica, SA	10,939	153
Coloplast A/S B Shares	2,750	151
Kobenhavns Lufthavne A/S	660	140
*William Demant A/S	2,600	122
East Asiatic Co. A/S	1,950	102
Bang & Olufsen A/S B Shares	1,309	98
*FLS Industries A/S B Shares	3,799	72
NKT Holding A/S	2,140	62

		8,072

Finland (1.5%)
Nokia Oyj	496,475	7,842
UPM-Kymmene Oyj	60,032	1,335
Stora Enso Oyj R Shares	68,366	1,047
Fortum Oyj	36,177	670
Sampo Oyj A Shares	43,222	597
TietoEnator Oyj B Shares	12,935	411
Kone Corp. B Shares	4,365	339
Metso Oyj	17,640	280
*Elisa Oyj Class A	14,693	237
Nokian Renkaat Oyj	1,259	191
Wartsila Oyj B Shares	8,205	175
Outokumpu Oyj A Shares	9,400	168
Amer Group Ltd.	8,571	150
Uponor Oyj	7,590	142
Kesko Oyj	5,760	141
Rautaruuki Oyj	10,970	130
KCI Konecranes Oyj	2,700	119
Orion-Yhtyma Oyj B Shares	7,300	118
Pohjola Group PLC D Shares	9,770	113

		14,205

France (9.4%)
Total SA	63,029	13,768
Sanofi-Aventis	105,656	8,444
BNP Paribas SA	85,541	6,197
France Telecom SA	159,319	5,275
AXA	152,017	3,757
Societe Generale Class A	35,802	3,623
*Vivendi Universal SA	109,626	3,500
Carrefour SA	61,691	2,938
L'Oreal SA	33,045	2,509
Groupe Danone	25,735	2,377
Suez SA	85,876	2,290
L'Air Liquide SA (Registered)	11,619	2,148
Credit Agricole SA	70,794	2,136
*Alcatel SA	131,351	2,044
LVMH Louis Vuitton
Moet Hennessy	26,369	2,020
Cie. de St. Gobain SA	33,355	2,009
Lafarge SA	18,281	1,764
Renault SA	19,791	1,656
Schneider Electric SA	23,716	1,650
STMicroelectronics NV	62,348	1,216
PSA Peugeot Citroen	17,408	1,105
Bouygues SA	23,377	1,080
Veolia Environnement	28,841	1,044
Vinci SA	7,675	1,031
Compagnie Generale des
Etablissements Michelin
SA B Shares	15,108	969
Lagardere S.C.A	13,304	960
Accor SA	20,297	889
Unibail Co.	5,468	861
Pernod Ricard SA	5,550	850
Essilor International SA	10,280	806
European Aeronautic Defence
and Space Co.	26,289	764
Pinault-Printemps-Redoute SA	7,124	713
Thomson SA	25,082	663
Gecina SA	5,987	593
Publicis Groupe SA	13,494	437
*Cap Gemini SA	13,601	436
Societe Television Francaise 1	13,257	432
Klepierre	4,379	388
Thales SA	7,748	372
*Alstom	486,929	371
Autoroutes du Sud de la France	7,357	370
Technip SA	1,897	351
*Atos Origin SA	4,962	337
Dassault Systemes SA	6,594	333
Valeo SA	7,910	331
Euronext NV	10,797	330
Sodexho Alliance SA	10,342	313
*Group 4 Securicor PLC	116,046	312
Imerys SA	3,620	304
Etablissements Economiques du
Casino Guichard-Perrachon SA	3,777	302
Air France	13,764	262

34

	Shares	Market Value^ (000)
CNP Assurances	3,441	$ 246
Sagem SA	10,570	225
Zodiac SA	4,290	200
*Business Objects SA	7,554	191
Hermes International	937	187
Societe BIC SA	3,486	175

		90,854

Germany (7.0%)
Siemens AG	86,250	7,313
*Deutsche Telekom AG	293,020	6,631
E.On AG	66,922	6,100
Deutsche Bank AG	52,758	4,684
DaimlerChrysler AG (Registered)	91,865	4,403
Allianz AG	33,059	4,386
BASF AG	56,097	4,041
SAP AG	22,036	3,936
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered)	19,750	2,428
Bayer AG	69,790	2,366
RWE AG	41,889	2,317
*Bayerische Hypo-und
Vereinsbank AG	67,669	1,536
Schering AG	17,659	1,320
Deutsche Post AG	47,127	1,083
Volkswagen AG	23,843	1,081
*Commerzbank AG	48,555	1,001
Metro AG	15,498	853
Continental AG	12,937	822
Adidas-Salomon AG	4,958	800
*Infineon Technologies AG	68,934	748
ThyssenKrupp AG	33,076	728
Deutsche Boerse AG	11,550	695
Depfa Bank PLC	37,518	630
*Hypo Real Estate Holding AG	14,134	586
Linde AG	8,592	538
Porsche AG	840	536
Henkel KGaA	6,122	533
Altana AG	7,491	474
Puma AG	1,714	471
Man AG	11,489	443
HeidelbergerCement AG	6,564	395
Volkswagen AG Pfd.	11,307	375
Merck KGaA	5,323	366
*Deutsche Lufthansa AG	24,935	358
TUI AG	13,496	320
Celesio AG	3,604	293
Fresenius Medical Care AG	3,586	289
Beiersdorf AG	1,817	211
RWE AG Pfd.	4,449	207
Fresenius Medical Care AG	2,952	171
*Qiagen NV	15,311	168
ProSieben Sat.1 Media AG	8,357	153
MLP AG	7,244	144
Suedzucker AG	6,032	125
Douglas Holding AG	3,391	120
*EPCOS AG	6,044	90
Karstadt Quelle AG	5,141	53

		67,321

Greece (0.6%)
National Bank of Greece SA	28,197	931
Alpha Credit Bank SA	21,010	733
EFG Eurobank Ergasias	19,940	685
Hellenic Telecommunication
Organization SA	26,680	479
Greek Organization of Football
Prognostics	17,100	473
Cosmote Mobile
Communications SA	16,500	331
Bank of Piraeus	17,800	311
Public Power Corp.	10,500	294
Techtronic Industries Co., Ltd.	100,000	218
Coca-Cola Hellenic Bottling Co. SA	8,400	205
Titan Cement Co. SA	6,400	190
Commercial Bank of Greece SA	5,680	180
Viohalco, Hellenic Copper &
Aluminum Industry SA	12,610	115
Hellenic Petroleum SA	9,500	103
Germanos SA	2,600	77
Hyatt Regency Hotels and
Tourism SA	5,900	67
Hellenic Technodomiki Tev SA	12,776	58
Technical Olympic SA	8,000	44
Intracom SA	7,700	42
Folli-Follie SA	1,400	41
Hellenic Duty Free Shops SA	1,100	19

		5,596

Hong Kong (1.7%)
Hutchison Whampoa Ltd.	219,512	2,055
Cheung Kong Holdings Ltd.	171,000	1,705
Sun Hung Kai Properties Ltd.	149,064	1,491
Hang Seng Bank Ltd.	82,143	1,141
CLP Holdings Ltd.	198,232	1,140
Swire Pacific Ltd. A Shares	110,298	922
Hong Kong & China Gas Co., Ltd.	409,177	845
Hong Kong Electric Holdings Ltd.	159,500	728
Boc Hong Kong Holdings Ltd.	370,000	707
Esprit Holdings Ltd.	92,572	560
Wharf Holdings Ltd.	144,215	505
Henderson Land Development
Co. Ltd.	81,006	421
Bank of East Asia Ltd.	134,549	418
Hang Lung Properties Ltd.	220,500	340

35

	Shares	Market Value^ (000)
Li & Fung Ltd.	167,850	$ 283
Hong Kong Exchanges &
Clearing Ltd.	101,000	270
New World Development Co., Ltd.	240,000	269
PCCW Ltd.	375,000	238
MTR Corp.	133,000	213
Hopewell Holdings Ltd.	74,000	190
Cathay Pacific Airways Ltd.	97,170	184
Cheung Kong Infrastructure
Holdings Ltd.	59,000	170
Shangri-La Asia Ltd.	117,059	168
Hysan Development Co., Ltd.	78,000	164
Yue Yuen Industrial (Holdings) Ltd.	57,500	158
Sino Land Co.	159,000	156
Johnson Electric Holdings Ltd.	148,498	144
Television Broadcasts Ltd.	29,000	135
Kerry Properties Ltd.	57,500	123
*Hutchison Telecommunications
International Ltd.	106,000	95
Kingboard Chemical Holdings Ltd.	42,000	89
Orient Overseas International Ltd.	23,000	87
Giordano International Ltd.	129,000	81
Texwinca Holdings Ltd.	72,000	68
ASM Pacific Technology Ltd.	16,500	59
SCMP Group Ltd.	79,863	33
Kingboard Chemical Holdings Ltd.
Warrants Exp. 12/31/2006	4,200	2

		16,357

Ireland (0.9%)
Allied Irish Banks PLC	91,612	1,911
Bank of Ireland	103,367	1,721
CRH PLC	56,804	1,521
*Elan Corp. PLC	42,303	1,127
Irish Life & Permanent PLC	28,211	529
Kerry Group PLC A Shares	13,708	329
*Grafton Group PLC	21,060	229
DCC PLC	8,424	189
Independent News & Media PLC	56,047	177
*Ryanair Holdings PLC	21,583	154
Kingspan Group PLC	13,404	128
Eircom Group PLC	54,400	128
Fyffes PLC	33,722	88
Greencore Group PLC	13,017	53
*Waterford Wedgwood PLC	34,132	3

		8,287

Italy (4.3%)
ENI SpA	278,792	6,980
ENEL SpA	394,066	3,873
*Telecom Italia SpA	879,970	3,600
Assicurazioni Generali SpA	103,587	3,516
Telecom Italia Mobile SpA	405,959	3,035
Unicredito Italiano SpA	475,846	2,736
Telecom Italia SpA RNC	621,820	2,020
Banca Intesa SpA	348,374	1,676
San Paolo-IMI SpA	111,859	1,612
Mediobanca Banca di Credito
Finanziaria SpA	52,093	843
Banco Popolare di Verona e
Novara Scarl SpA	39,901	811
Mediaset SpA	63,538	806
Riunione Adriatica di Sicurta SpA	32,915	745
Autostrade SpA	27,627	740
Capitalia SpA	156,395	716
Banche Popolari Unite Scarl SpA	35,183	715
Alleanza Assicurazioni SpA	49,437	690
*Banca Antonveneta SpA	25,421	670
Finmeccanica SpA	616,374	559
*Banca Nazionale del
Lavoro (BNL) SpA	171,673	512
Snam Rete Gas SpA	86,968	506
*Fiat SpA	55,137	442
Banca Intesa SpA Non
Convertible Risp	100,985	434
Banca Monte dei Paschi di
Siena SpA	112,549	402
Banca Popolare di Milano SpA	42,329	375
Terna SpA	101,332	291
Luxottica Group SpA	13,926	284
Pirelli & C. Accomandita
per Azioni SpA	183,986	248
Mediolanum SpA	29,536	212
Seat Pagine Gialle SpA	457,790	211
*Autogrill SpA	12,148	203
*Edison SpA	90,579	193
Bulgari SpA	13,389	165
Banca Fideuram SpA	30,252	157
Mondadori (Arnoldo) Editore SpA	13,486	156
Italcementi SpA	8,752	141
*FinecoGroup SpA	16,393	127
Gruppo Editoriale L'Espresso SpA	19,257	116
Telecom Italia Media SpA	200,572	91
*Tiscali SpA	17,212	64
Benetton Group SpA	4,600	61

		41,734

Japan (21.9%)
Toyota Motor Corp.	310,500	12,636
Mitsubishi Tokyo Financial Group Inc. 493	5,003
Canon, Inc.	90,500	4,884
Takeda Chemical Industries Ltd.	96,200	4,844
Honda Motor Co., Ltd.	83,200	4,311
Mizuho Financial Group, Inc.	837	4,215
NTT DoCoMo, Inc.	2,158	3,980

36

	Shares	Market Value^ (000)
Sony Corp.	99,700	$ 3,853
Matsushita Electric
Industrial Co., Ltd.	239,034	3,793
Sumitomo Mitsui Financial
Group, Inc.	438	3,187
Tokyo Electric Power Co.	125,400	3,078
Nomura Holdings Inc.	202,000	2,945
Nissan Motor Co., Ltd.	268,000	2,914
*UFJ Holdings Inc.	412	2,497
Nippon Telegraph and
Telephone Corp.	555	2,491
Hitachi Ltd.	342,000	2,370
Millea Holdings, Inc.	159	2,359
East Japan Railway Co.	371	2,064
Fuji Photo Film Co., Ltd.	51,000	1,861
Chubu Electric Power Co.	72,000	1,729
Sharp Corp.	101,000	1,649
JFE Holdings, Inc.	57,400	1,638
Kansai Electric Power Co., Inc.	80,700	1,638
Nippon Steel Corp.	666,000	1,631
Denso Corp.	59,200	1,586
Shin-Etsu Chemical Co., Ltd.	38,400	1,574
Mitsubishi Corp.	119,500	1,544
Ito-Yokado Co., Ltd.	36,400	1,527
Kao Corp.	57,000	1,457
Bridgestone Corp.	71,000	1,413
Ricoh Co.	73,000	1,408
Toshiba Corp.	316,000	1,357
Nintendo Co.	10,800	1,356
Murata Manufacturing Co., Ltd.	24,200	1,353
Mitsubishi Estate Co., Ltd.	115,000	1,347
Kyocera Corp.	17,400	1,340
Yamanouchi
Pharmaceuticals Co., Ltd.	33,400	1,301
Hoya Corp.	11,500	1,298
Seven Eleven Japan Co. Ltd.	39,800	1,255
Fujitsu Ltd.	191,000	1,243
Mitsui & Co., Ltd.	138,000	1,238
Rohm Co., Ltd.	11,700	1,210
Mitsui Sumitomo Insurance Co.	138,880	1,206
Softbank Corp.	24,700	1,203
Orix Corp.	8,800	1,195
Tokyo Electron Ltd.	18,600	1,145
Tokyo Gas Co., Ltd.	276,000	1,131
Japan Tobacco, Inc.	97	1,108
Dai-Nippon Printing Co., Ltd.	69,000	1,107
NEC Corp.	175,400	1,090
Aeon Co., Ltd.	61,900	1,033
Fanuc Co., Ltd.	15,600	1,020
*Resona Holdings Inc.	491,000	997
Mitsui Fudosan Co., Ltd.	80,000	972
*Yahoo Japan Corp.	201	965
TDK Corp.	13,000	963
Central Japan Railway Co.	117	956
Nitto Denko Corp.	17,400	954
*T & D Holdings, Inc.	19,900	952
Daiwa Securities Group Inc.	129,000	932
Sankyo Co., Ltd.	40,800	922
Sumitomo Trust &
Banking Co., Ltd.	127,000	918
Mitsubishi Electric Corp.	186,000	911
Asahi Glass Co., Ltd.	82,000	904
Secom Co., Ltd.	22,500	900
Mitsubishi Heavy Industries Ltd.	314,000	892
Nikko Securities Co., Ltd.	167,000	885
Eisai Co., Ltd.	26,900	885
Kyushu Electric Power Co., Inc.	43,600	881
Nippon Oil Corp.	136,000	872
Fujisawa Pharmaceutical Co., Ltd.	30,900	846
Tohoku Electric Power Co.	47,000	844
Sumitomo Corp.	96,000	828
Sompo Japan Insurance Inc.	81,000	825
Bank of Yokohama Ltd.	130,000	820
Sumitomo Electric Industries Ltd.	73,000	794
Keyence Corp.	3,510	786
Ajinomoto Co., Inc.	64,000	762
West Japan Railway Co.	188	760
Komatsu Ltd.	103,000	721
Kirin Brewery Co., Ltd.	73,000	719
Sumitomo Chemical Co.	139,000	681
SMC Corp.	5,900	675
Promise Co., Ltd.	9,450	675
Osaka Gas Co., Ltd.	215,000	671
Toppan Printing Co., Ltd.	60,000	666
*Itochu Corp.	143,000	661
Sekisui House Ltd.	55,000	641
Asahi Kasei Corp.	128,000	641
Yamato Transport Co., Ltd.	43,000	638
Daikin Industries Ltd.	22,000	636
Advantest Corp.	7,400	635
Daiwa House Industry Co., Ltd.	54,000	614
Kinki Nippon Railway Co.	175,190	605
Konica Minolta Holdings, Inc.	45,500	604
Nidec Corp.	4,900	597
Shizuoka Bank Ltd.	63,000	597
Toray Industries, Inc.	125,000	586
Acom Co., Ltd.	7,780	582
Sumitomo Realty &
Development Co.	44,000	574
Tokyu Corp.	106,000	573
Mitsui Osk Lines Ltd.	95,000	570
Sanyo Electric Co., Ltd.	165,000	570

37

	Shares	Market Value^ (000)
Daiichi Pharmaceutical Co., Ltd.	26,200	$ 566
Mitsui Trust Holding Inc.	56,100	561
Credit Saison Co., Ltd.	15,400	561
Kubota Corp.	113,000	560
Chiba Bank Ltd.	81,000	541
Trend Micro Inc.	10,000	540
Nippon Yusen Kabushiki
Kaisha Co.	100,000	539
Shiseido Co., Ltd.	37,000	536
Omron Corp.	22,100	527
Aiful Corp.	4,750	522
Mitsubishi Chemical Corp.	171,000	521
Sumitomo Metal Industries Ltd.	383,000	520
Odakyu Electric Railway Co.	89,000	516
Olympus Corp.	24,000	512
Asahi Breweries Ltd.	40,600	503
Chugai Pharmaceutical Co., Ltd.	30,000	496
OJI Paper Co., Ltd.	86,000	493
Takefuji Corp.	7,170	485
Terumo Corp.	18,000	485
Aisin Seiki Co., Ltd.	19,100	484
JS Group Corp.	26,512	481
Seiko Epson Corp.	10,500	467
Daito Trust Construction Co., Ltd.	9,600	456
Marui Co., Ltd.	33,300	446
Shionogi & Co., Ltd.	32,000	443
Fast Retailing Co., Ltd.	5,800	441
Dentsu Inc.	163	439
NTT Data Corp.	134	433
Kajima Corp.	99,000	426
Nippon Express Co., Ltd.	85,000	419
Nippon Paper Group, Inc.	93	417
*Electric Power
Development Co., Ltd.	14,800	415
*Sega Sammy Holdings Inc.	7,544	415
Taisho Pharmaceutical Co.	19,000	413
JSR Corp.	18,800	412
Oriental Land Co., Ltd.	5,900	410
Sumitomo Metal Mining Co.	57,000	407
Shinsei Bank, Ltd.	59,000	402
Hokkaido Electric Power Co., Ltd.	20,300	399
Ohbayashi Corp.	63,000	397
Kobe Steel Ltd.	257,000	394
Nippon Mining Holdings Inc.	82,500	388
Hirose Electric Co., Ltd.	3,300	386
Bank of Fukuoka, Ltd.	57,000	375
Marubeni Corp.	134,000	371
Keio Electric Railway Co., Ltd.	63,000	370
Teijin Ltd.	85,000	369
Joyo Bank Ltd.	74,000	361
Nikon Corp.	29,000	358
Mitsui Chemicals, Inc.	65,000	354
Yamada Denki Co., Ltd.	8,100	347
Taisei Corp.	88,000	343
Tobu Railway Co., Ltd.	89,000	339
*Furukawa Electric Co.	60,000	333
Kawasaki Kisen Kaisha Ltd.	51,000	328
Kuraray Co., Ltd.	36,000	323
Casio Computer Co.	20,800	321
NOK Corp.	10,200	320
Kaneka Corp.	28,000	317
CSK Corp.	7,000	317
Pioneer Corp.	15,800	308
Yokogawa Electric Corp.	23,000	308
Toto Ltd.	32,000	305
ToneGeneral Sekiyu K.K	33,000	300
Sekisui Chemical Co.	41,000	300
Keihin Electric Express
Railway Co., Ltd.	48,000	296
Hokugin Financial Group, Inc.	107,000	292
Shimizu Corp.	58,000	291
Stanley Electric Co.	16,700	286
Kyowa Hakko Kogyo Co.	38,000	286
Yamaha Motor Co., Ltd.	18,900	284
Sankyo Co., Ltd.	5,600	283
Takashimaya Co.	29,000	279
NGK Insulators Ltd.	29,000	277
Toyo Seikan Kaisha Ltd.	15,000	277
Citizen Watch Co., Ltd.	28,700	276
Yamaha Corp.	17,900	273
Matsushita Electric Works, Ltd.	31,000	270
Alps Electric Co., Ltd.	18,000	268
Mabuchi Motor Co.	3,600	260
NTN Corp.	45,000	258
Showa Denko K.K	99,000	255
Mitsui Mining & Smelting Co., Ltd.	57,000	251
*Oki Electric Industry Co. Ltd.	58,000	250
Benesse Corp.	7,100	249
NSK Ltd.	49,000	246
Nissin Food Products Co., Ltd.	9,800	246
Nippon Meat Packers, Inc.	18,000	244
Gunma Bank Ltd.	42,000	244
Ushio Inc.	13,000	243
Leopalace21 Corp.	13,600	239
77 Bank Ltd.	34,000	239
Toho Co., Ltd.	14,700	232
*Japan Airlines System Co.	80,000	232
Net One Systems Co., Ltd.	55	229
Shimano, Inc.	8,000	228
Tosoh Corp.	49,000	220
Uni-Charm Corp.	4,600	220
Taiheiyo Cement Corp.	88,000	219

38

	Shares	Market Value^ (000)
Isetan Co.	18,700	$ 218
Lawson Inc.	5,900	218
JAFCO CO., Ltd.	3,200	217
Nomura Research Institute, Ltd.	2,300	215
Yakult Honsha Co., Ltd.	12,000	214
Makita Corp.	12,000	210
USS Co., Ltd.	2,470	207
FamilyMart Co., Ltd.	7,100	207
Aeon Credit Service Co. Ltd.	2,770	206
Hitachi Chemical Co., Ltd.	11,400	204
Onward Kashiyama Co., Ltd.	14,000	204
THK Co., Inc.	10,200	202
Kawasaki Heavy Industries Ltd.	123,000	202
Kamigumi Co., Ltd.	25,000	200
Nisshin Seifun Group Inc.	18,000	200
Amada Co., Ltd.	36,000	199
All Nippon Airways Co., Ltd.	57,000	199
Mitsubishi Materials Corp.	94,000	197
*Sumitomo Heavy Industries Ltd.	53,000	197
Konami Corp.	8,500	197
NGK Spark Plug Co.	19,000	197
Bandai Co., Ltd.	8,600	196
Uny Co., Ltd.	17,000	194
Nisshin Steel Co.	84,000	193
NEC Electronics Corp.	3,900	190
Dowa Mining Co. Ltd.	29,000	189
The Suruga Bank, Ltd.	23,000	184
JGC Corp.	20,000	183
Mitsubishi Rayon Co., Ltd.	50,000	182
Daimaru, Inc.	22,000	180
Mitsukoshi, Ltd.	37,000	180
Hino Motors, Ltd.	24,000	178
Nippon Sanso Corp.	30,000	176
TIS Inc.	4,000	175
*Ishikawajima-Harima Heavy
Industries Co.	127,000	175
Mitsubishi Gas Chemical Co.	37,000	174
Koyo Seiko Co., Ltd.	12,000	169
Oracle Corp. Japan	3,200	166
Daicel Chemical Industries Ltd.	29,000	164
Kikkoman Corp.	17,000	162
Minebea Co., Ltd.	37,000	161
Ito En, Ltd.	3,100	161
Shimamura Co., Ltd.	2,200	161
Kurita Water Industries Ltd.	11,100	160
Fuji Electric Holdings Co., Ltd.	59,000	159
Tokyu Land Corp.	38,000	159
Wacoal Corp.	13,000	156
Aoyama Trading Co., Ltd.	5,700	155
*Ube Industries Ltd.	91,000	154
Sapparo Holdings Ltd.	32,000	151
Hitachi Construction Machinery Co.	11,000	151
Zeon Corp.	18,000	151
Nippon Sheet Glass Co., Ltd.	36,000	149
Central Glass Co., Ltd.	21,000	149
Meiji Dairies Corp.	25,000	148
Meiji Seika Kaisha Ltd.	32,000	148
Fujikura Ltd.	32,000	147
Ryohin Keikaku Co., Ltd.	2,900	146
Dai-Nippon Ink & Chemicals, Inc.	63,000	145
Denki Kagaku Kogyo K.K	43,000	143
Nissan Chemical Industries, Ltd.	18,000	142
Itochu Techno-Science Corp.	3,500	140
Taiyo Yuden Co., Ltd.	12,000	140
Obic Co., Ltd.	700	139
Hitachi Capital Corp.	6,700	138
House Foods Industry Corp.	9,500	137
Showa Shell Sekiyu K.K	14,900	136
Dai-Nippon Screen
Manufacturing Co., Ltd.	22,000	135
Toyobo Ltd.	56,000	135
Nisshinbo Industries, Inc.	18,000	135
Toyoda Gosei Co., Ltd.	6,600	134
Meitec Corp.	3,600	134
Ebara Corp.	29,000	134
Kansai Paint Co., Ltd.	22,000	134
Okumura Corp.	21,000	133
Seino Transportation Co., Ltd.	14,000	131
Sanken Electric Co., Ltd.	10,000	131
Yamazaki Baking Co., Ltd.	14,000	130
Nippon Shokubai Co., Ltd.	15,000	130
Skylark Co., Ltd.	7,500	129
Matsumotokiyoshi Co., Ltd.	4,500	128
Nitori Co., Ltd.	1,950	127
World Co., Ltd.	3,600	126
Shimachu Co.	5,100	126
Susuken Co., Ltd.	4,560	122
*Circle K Sunkus Co., Ltd.	4,700	121
Gunze Ltd.	26,000	121
Uniden Corp.	6,000	118
Toyo Suisan Kaisha, Ltd.	8,000	118
Tokyo Style Co.	10,000	117
Toda Corp.	24,000	117
Nippon Light Metal Co.	46,000	116
The Goodwill Group, Inc.	47	116
Fuji Television Network, Inc.	52	113
Kinden Corp.	15,000	112
Teikoku Oil Co., Ltd.	20,000	111
Takara Holdings Inc.	17,000	111
Sumitomo Osaka Cement Co., Ltd.	45,000	110
Mitsubishi Logistics Corp.	11,000	108

39

	Shares	Market Value^ (000)
Nishimatsu Construction Co.	31,000	$ 108
Mitsui Engineering &
Shipbuilding Co., Ltd.	63,000	108
Rinnai Corp.	4,000	107
Fuji Soft ABC Inc.	3,200	106
Coca-Cola West Japan Co. Ltd.	4,100	105
Asatsu-DK Inc.	3,700	104
Hitachi Cable Ltd.	22,000	104
Mitsumi Electric Co., Ltd.	8,900	102
Sanden Corp.	16,000	99
Q.P. Corp.	11,200	97
Mediceo Holdings Co., Ltd.	8,500	96
Sanwa Shutter Corp.	17,000	95
Autobacs Seven Co., Ltd.	3,200	94
Comsys Holdings Corp.	10,000	93
Aderans Co. Ltd.	4,000	93
Nichirei Corp.	23,000	92
Nippon Kayaku Co., Ltd.	16,000	89
*Sojitz Holdings Corp.	20,600	89
Namco Ltd.	6,800	89
Sumitomo Bakelite Co. Ltd.	14,000	88
Hankyu Department Stores, Inc.	12,000	87
Nichii Gakkan Co.	2,630	85
Katokichi Co., Ltd.	4,200	84
Alfresa Holdings Corp.	2,200	81
*Kanebo Ltd.	5,500	80
Kokuyo Co., Ltd.	6,600	80
Amano Corp.	8,000	79
Anritsu Corp.	10,000	77
Tokyo Broadcasting System, Inc.	4,700	77
Komori Corp.	5,000	73
Hitachi Software
Engineering Co., Ltd.	3,100	71
Takuma Co., Ltd.	8,000	63
Ishihara Sangyo Kaisha Ltd.	25,000	57
Ariake Japan Co., Ltd.	2,090	50
Saizeriya Co., Ltd.	2,900	50
Kaken Pharmaceutical Co.	7,000	46
Capcom Co., Ltd.	4,500	43
*Snow Brand Milk Products Co.	12,000	37

		211,843

Luxembourg (0.1%)
Arcelor	51,120	1,179

Netherlands (4.8%)
Royal Dutch Petroleum Co.	223,120	12,844
ING Groep NV	198,866	6,017
ABN-AMRO Holding NV	168,267	4,458
Unilever NV	61,194	4,103
Koninklijke (Royal) Philips
Electronics NV	141,425	3,750
Koninklijke KPN NV	214,852	2,041
Aegon NV	146,571	$1,998
*Koninklijke Ahold NV	164,839	1,277
Akzo Nobel NV	28,417	1,212
TPG NV	39,644	1,077
Reed Elsevier NV	75,133	1,024
Heineken NV	26,139	872
*ASML Holding NV	51,691	830
Verenigde Nederlandse
Uitgeversbedrijven NV	25,232	745
Wolters Kluwer NV	29,549	593
*Koninklijke Numico NV	15,785	569
Rodamco Europe NV	6,705	532
DSM NV	8,087	523
Corio NV	8,316	487
Wereldhave NV	3,579	389
James Hardie Industries NV	58,655	308
Vedior NV	17,619	287
Randstad Holding NV	4,755	187
IHC Caland NV	2,816	179
Oce NV	9,537	146
*Hagemeyer NV	57,941	134
*Getronics NV	51,766	118

		46,700

New Zealand (0.2%)
Telecom Corp. of
New Zealand Ltd.	206,846	919
Fletcher Building Ltd.	53,649	257
Sky City Entertainment Group Ltd.	57,771	224
Auckland International Airport Ltd.	28,263	163
Contact Energy Ltd.	35,039	162
Carter Holt Harvey Ltd.	62,848	94
Fisher & Paykel
Healthcare Corp. Ltd.	36,640	86
Fisher & Paykel Appliances
Holdings Ltd.	24,054	75
*Sky Network Television, Ltd.	14,832	66
*Tower Ltd.	38,377	59
Independent Newspapers Ltd.	11,173	46
Waste Management NZ Ltd.	9,000	37
The Warehouse Group Ltd.	13,360	35
*Tenon Ltd.	21,693	34
NGC Holdings, Ltd.	12,944	29
*Tenon Ltd.	1,241	2

		2,288

Norway (0.6%)
Norsk Hydro ASA	15,072	1,187
Statoil ASA	57,669	905
Telenor ASA	93,526	849
DnB NOR ASA	71,680	707
Orkla ASA	20,570	676
*Yara International ASA	20,852	275

40

	Shares	Market Value^ (000)
Storebrand ASA	24,600	$ 238
Norske Skogindustrier ASA	10,700	231
Frontline Ltd.	4,460	198
Tandberg ASA	15,900	198
Schibsted ASA	5,580	158
*Petroleum Geo-Services ASA	2,080	130
Tomra Systems ASA	17,800	98
Smedvig ASA A Shares	3,320	56

		5,906

Portugal (0.4%)
Portugal Telecom SGPS SA	92,023	1,138
Electricidade de Portugal SA	233,879	709
Banco Comercial Portugues SA	191,537	492
Brisa-Auto Estradas de Portugal SA 36,253		333
Banco Espirito Santo SA	10,951	198
Banco BPI SA	38,549	156
Cimpor-Cimento de Portugal SA	23,293	131
Sonae SGPS SA	80,058	116
PT Multimedia-Servicos de
Telecomunicacoes e
Multimedia, SGPS, SA	4,325	109
*Jeronimo Martins & Filho,
SGPS, SA	2,748	36

		3,418

Singapore (0.8%)
DBS Group Holdings Ltd.	119,082	1,174
United Overseas Bank Ltd.	123,504	1,044
Singapore
Telecommunications Ltd.	702,980	1,025
Oversea-Chinese
Banking Corp., Ltd.	112,650	932
Singapore Press Holdings Ltd.	157,250	443
Singapore Airlines Ltd.	58,751	410
Keppel Corp., Ltd.	54,000	284
*City Developments Ltd.	60,000	261
Venture Corp. Ltd.	24,000	234
Singapore Technologies
Engineering Ltd.	144,906	207
Capitaland Ltd.	152,000	198
ComfortDelgro Corp Ltd.	203,000	193
Fraser & Neave Ltd.	18,130	181
United Overseas Land Ltd.	106,000	131
Singapore Exchange Ltd.	109,000	120
Singapore Land Ltd.	36,000	105
Allgreen Properties Ltd.	153,000	101
Jardine Cycle N Carriage Ltd.	14,037	91
SembCorp Industries Ltd.	89,000	88
Neptune Orient Lines Ltd.	47,000	86
Singapore Post Ltd.	137,000	75
Keppel Land Ltd.	52,000	72
Creative Technology Ltd.	4,450	67
*STATS ChipPAC Ltd.	96,000	59
Parkway Holdings Ltd.	63,000	58
SembCorp Marine Ltd.	68,000	57
*Chartered Semiconductor
Manufacturing Ltd.	90,398	54
SMRT Corp. Ltd.	100,000	54
*Wing Tai Holdings Ltd.	73,000	45
Overseas Union Enterprise Ltd.	8,000	38
SembCorp Logistics Ltd.	28,000	30
*Datacraft Asia Ltd.	25,000	27
City Developments Ltd. Warrants
Exp. 5/10/2006	4,400	12

		7,956

Spain (4.0%)
Telefonica SA	460,164	8,669
Banco Santander Central
Hispano SA	640,804	7,952
Banco Bilbao Vizcaya
Argentaria SA	348,479	6,181
Repsol-YPF SA	97,455	2,538
Endesa SA	100,640	2,365
Iberdrola SA	81,576	2,073
Altadis SA	29,386	1,346
Banco Popular Espanol SA	16,985	1,120
Industria de Diseno Textil SA	23,898	705
ACS, Actividades de Contruccion
y Servisios, SA	27,924	638
Union Fenosa SA	22,758	599
Abertis Infraestructuras SA	26,990	594
Gas Natural SDG SA	16,791	519
Amadeus Global Travel
Distribution SA	34,320	353
Grupo Ferrovial, SA	6,432	344
*Cintra Concesiones de
Infraestructuras de
Transporte SA	31,300	344
Acerinox SA	19,684	316
Acciona SA	3,052	270
Fomento de Construc y Contra SA	5,301	255
Metrovacesa SA	5,437	253
Indra Sistemas, SA	13,384	229
Sacyr Vallehermoso SA	12,350	204
*Sogecable SA	4,512	200
Telefonica Publicidad e
Informacion, SA	19,201	178
Promotora de Informaciones SA	8,172	174
Corporacion Mapfre SA	10,426	154
Iberia (Linea Aerea Espana)	43,744	152
Sociedad General de Aguas de
Barcelona SA	6,202	130

41

	Shares	Market Value^ (000)
*Antena 3 Television	1,782	$ 129
NH Hoteles SA	8,543	113
Zeltia SA	14,509	102

		39,199

Sweden (2.5%)
*Telefonaktiebolaget LM Ericsson
AB Class B	1,558,162	4,971
Nordea Bank AB	237,674	2,396
Hennes & Mauritz AB B Shares	50,615	1,763
Svenska Handelsbanken AB
A Shares	58,270	1,517
TeliaSonera AB	203,143	1,217
Volvo AB B Shares	24,770	982
Sandvik AB	23,883	963
Skandinaviska Enskilda Banken
AB A Shares	49,724	962
Svenska Cellulosa AB B Shares	20,010	854
Electrolux AB Series B	30,036	687
Assa Abloy AB	32,600	557
Securitas AB B Shares	32,140	551
Skandia Forsakrings AB	109,000	543
Atlas Copco AB A Shares	11,600	524
Swedish Match AB	41,331	479
Tele2 AB B Shares	11,946	469
Skanska AB B Shares	38,676	464
SKF AB B Shares	9,870	440
Volvo AB A Shares	10,652	406
Scania AB Class B	9,800	388
Wihlborgs Fastigheter AB	16,200	341
Atlas Copco AB B Shares	7,930	331
Gambro AB A Shares	18,600	265
Castellum AB	6,800	244
Getinge AB B Shares	16,200	202
Eniro AB	17,200	176
*Modern Times Group AB	6,200	169
Holmen AB	4,500	156
Alfa Laval AB	9,000	146
Svenskt Stal AB A Shares	5,730	138
Trelleborg AB B Shares	7,820	133
Gambro AB B Shares	9,200	129
Billerud Aktiebolag	6,500	116
*OMX AB	8,860	113
*Elekta AB B Shares	3,200	92
*Lundin Petroleum AB	16,000	92
Axfood AB	2,650	90
*SAS AB	9,375	85
D. Carnegie & Co. AB	6,100	79
*Capio AB	6,000	71
*Oriflame Cosmetics SA	3,007	70
WM-Data AB Class B	30,000	65
Hoganas AB B Shares	2,300	62
Svenskt Stal AB	2,580	61

		24,559

Switzerland (6.8%)
Novartis AG (Registered)	255,915	12,896
Nestle SA (Registered)	43,291	11,326
UBS AG (Registered)	114,776	9,624
Roche Holdings AG	75,480	8,689
Credit Suisse Group (Registered)	122,414	5,146
Zurich Financial Services AG	15,367	2,562
Swiss Re (Registered)	34,366	2,451
Cie. Financiere Richemont AG	55,991	1,864
Syngenta AG	11,482	1,220
Holcim Ltd. (Registered)	19,561	1,178
Swisscom AG	2,956	1,165
*ABB Ltd.	199,877	1,116
Adecco SA (Registered)	13,993	705
CIBA Specialty Chemicals AG
(Registered)	6,844	521
Swatch Group AG (Bearer)	3,517	516
Givaudan SA	714	470
Serono SA Class B	681	449
Nobel Biocare Holding AG	2,459	445
Clariant AG	24,305	392
SGS Societe Generale de
Surveillance Holding SA
(Registered)	467	327
*Logitech International SA	4,733	289
Geberit AG	362	265
Lonza AG (Registered)	4,017	226
Schindler Holding AG (Ptg. Ctf.)	549	218
Swatch Group AG (Registered)	6,263	186
Sulzer AG (Registered)	419	167
Straumann Holding AG	791	164
*Micronas Semiconductor
Holding AG	3,234	159
Phonak Holding AG	4,454	147
Kuoni Reisen Holding AG
(Registered)	321	141
Rieter Holding AG	481	140
*Kudelski SA	3,156	116
Unaxis Holding AG	1,110	110
Valora Holding AG	345	85

		65,475

United Kingdom (25.0%)
BP PLC	2,281,544	22,252
HSBC Holdings PLC	1,196,364	20,190
Vodafone Group PLC	7,118,777	19,305
GlaxoSmithKline PLC	635,237	14,903

42

	Shares	Market Value^ (000)

Royal Bank of Scotland
Group PLC	338,037	$ 11,370
Shell Transport &
Trading Co. PLC	1,033,966	8,814
Barclays PLC	695,260	7,822
HBOS PLC	418,949	6,821
AstraZeneca Group PLC	179,648	6,515
Lloyds TSB Group PLC	600,770	5,456
Tesco PLC	833,501	5,149
Diageo PLC	328,870	4,691
Anglo American PLC	151,200	3,576
BT Group PLC	915,079	3,566
Rio Tinto PLC	114,895	3,382
National Grid Transco PLC	333,714	3,178
BHP Billiton PLC	265,829	3,116
British American Tobacco PLC	172,835	2,978
Unilever PLC	298,271	2,929
Aviva PLC	240,870	2,904
BG Group PLC	377,006	2,562
Prudential PLC	253,118	2,201
Imperial Tobacco Group PLC	78,661	2,155
Cadbury Schweppes PLC	222,903	2,076
GUS PLC	108,979	1,964
Reckitt Benckiser PLC	63,858	1,930
Centrica PLC	411,647	1,867
;Land Securities Group PLC	58,521	1,573
Scottish & Southern Energy PLC	92,094	1,543
Kingfisher PLC	248,613	1,478
British Sky Broadcasting
Group PLC	136,342	1,471
ScottishPower PLC	189,673	1,468
Legal & General Group PLC	689,561	1,456
BAE Systems PLC	325,793	1,442
SABMiller PLC	85,182	1,413
BAA PLC	114,277	1,281
Reed Elsevier PLC	136,045	1,255
WPP Group PLC	110,350	1,214
Marks & Spencer Group PLC	177,962	1,172
Wolseley PLC	61,818	1,155
Reuters Group PLC	155,346	1,126
Carnival PLC	18,240	1,113
Compass Group PLC	232,405	1,099
British Land Co., PLC	61,924	1,065
Smith & Nephew PLC	101,263	1,036
Pearson PLC	84,738	1,023
BOC Group PLC	53,122	1,013
Boots Group PLC	80,358	1,011
Smiths Group PLC	60,253	951
Hilton Group PLC	169,305	925
ITV PLC	448,734	907
Next PLC	27,968	886
Man Group PLC	30,971	875
InterContinental Hotels Group PLC	68,145	847
3i Group PLC	65,617	839
Rolls-Royce Group PLC	166,965	792
J. Sainsbury PLC	143,558	746
United Utilities PLC	58,718	710
Scottish & Newcastle PLC	84,516	707
Liberty International PLC	37,071	691
Severn Trent PLC	36,789	683
Hanson Building Materials PLC	76,650	658
Yell Group PLC	74,084	626
Slough Estates PLC	59,165	625
Dixons Group PLC	203,754	595
Hammerson PLC	35,640	594
Friends Provident PLC	198,661	587
Enterprise Inns PLC	37,967	580
Imperial Chemical Industries PLC	124,542	576
Cable and Wireless PLC	248,853	570
The Sage Group PLC	139,768	543
Rentokil Initial PLC	190,964	542
BP PLC ADR	9,184	536
Rexam PLC	58,621	517
Whitbread PLC	31,088	505
Daily Mail and General Trust	34,989	498
Kelda Group PLC	40,086	487
Amvescap PLC	78,997	487
Capita Group PLC	69,271	486
BPB PLC	52,928	481
William Hill PLC	44,238	479
*International Power PLC	156,754	465
RMC Group PLC	28,041	457
Royal & Sun Alliance Insurance
Group PLC	303,749	452
Hays PLC	188,182	449
EMI Group PLC	87,724	446
The Peninsular & Oriental
Steam Navigation Co.	77,565	443
Johnson Matthey PLC	22,517	427
*Corus Group PLC	434,337	421
Exel PLC	30,292	421
Emap PLC	26,383	413
Tomkins PLC	80,969	395
Tate & Lyle PLC	43,300	393
Brambles Industries PLC	77,911	389
Bunzl PLC	46,509	388
Trinity Mirror PLC	31,648	386
Signet Group PLC	178,913	378
Mitchells & Butlers PLC	57,342	374
Alliance Unichem PLC	25,564	370
GKN PLC	80,422	365
Persimmon PLC	27,298	362

43

	Shares	Market Value^ (000)
Provident Financial PLC	27,873	$ 360
Punch Taverns PLC	26,941	357
United Business Media PLC	38,755	357
London Stock Exchange PLC	30,538	341
Rank Group PLC	63,300	321
George Wimpey PLC	41,266	321
Taylor Woodrow PLC	59,162	309
Kesa Electricals PLC	56,844	308
Inchape PLC	8,187	307
LogicaCMG PLC	81,354	301
ARM Holdings PLC	140,377	298
Balfour Beatty PLC	47,969	290
ICAP PLC	54,903	286
FirstGroup PLC	42,770	286
Cobham PLC	12,055	286
Associated British Ports
Holdings PLC	30,978	283
Kidde PLC	87,176	279
Barratt Developments PLC	23,604	269
*The Berkeley Group Holdings	17,147	266
BBA Group PLC	48,282	265
United Utilities PLC Class A	30,551	262
IMI PLC	34,531	261
Cattles PLC	36,805	259
*British Airways PLC	55,814	252
Electrocomponents PLC	45,755	250
Aegis Group PLC	118,779	246
*Marconi Corp. PLC	22,273	241
Misys PLC	59,036	237
Meggitt PLC	46,047	231
National Express Group PLC	14,246	226
Close Brothers Group PLC	14,851	209
Pilkington PLC	98,840	209
Intertek Testing Services PLC	15,386	208
Schroders PLC	14,296	206
Arriva PLC	19,438	202
Serco Group PLC	43,283	199
*Invensys PLC	654,733	195
Stagecoach Group PLC	84,745	185
HMV Group PLC	36,793	184
Bellway PLC	11,230	176
The Davis Service Group PLC	21,571	170
Novar PLC	46,493	168
Great Portland Estates PLC	26,081	165
Amec PLC	28,553	163
MFI Furniture Group PLC	64,913	155
*Cookson Group PLC	222,715	152
De La Rue Group PLC	20,610	137
FKI PLC	58,917	132
SSL International PLC	20,805	126
Premier Farnell PLC	38,033	125
WPP Group PLC ADR	2,004	110

ScottishPower PLC ADR	2,320	72
Aggreko PLC	21,868	71

		242,078

TOTAL COMMON STOCKS
(Cost $783,686)		966,460

TEMPORARY CASH INVESTMENTS (2.5%)

Vanguard Market Liquidity Fund,
2.26**	2,433,754	2,434
Vanguard Market Liquidity Fund,
2.26%**-Note E	21,809,953	21,810

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $24,244)		24,244

TOTAL INVESTMENTS (102.3%)
(Cost $807,930)		990,704

OTHER ASSETS AND LIABILITIES (-2.3%)

Other Assets-Note B		3,262
Security Lending Collateral Payable
to Brokers-Note E		(21,810)
Other Liabilities		(3,871)

		(22,419)

NET ASSETS (100%)		$968,285

^See Note A in Notes to Financial Statements.
*Non-income-producing security.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(Ptg. Ctf.)—Participating Certificates.

44

Tax-Managed International Fund	Amount (000)
AT DECEMBER 31, 2004, NET ASSETS CONSISTED OF:

Paid-in Capital	$865,121
Overdistributed Net Investment Income	(135)
Accumulated Net Realized Losses	(79,512)
Unrealized Appreciation
Investment Securities	182,774
Foreign Currencies	37

NET ASSETS	$968,285

Investor Shares-Net Assets
Applicable to 79,878,657 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$824,870

NET ASSET VALUE PER SHARE-
INVESTOR SHARES	$10.33

Institutional Shares-Net Assets
Applicable to 13,881,511 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$143,415

NET ASSET VALUE PER SHARE-
INSTITUTIONAL SHARES	$10.33

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

45

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© 2005 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.

F870 022005

Item 2: Code of Ethics. The Board of Trustees has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer or controller of the Registrant and The Vanguard Group, Inc., and to persons performing similar functions.

Item 3: Audit Committee Financial Expert. All of the members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts. The members of the Audit Committee are: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, Burton G. Malkiel, Alfred M. Rankin, Jr., and J. Lawrence Wilson. All Audit Committee members are independent under applicable rules.

Item 4: Principal Accountant Fees and Services.

(a)     Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2004: $95,000
Fiscal Year Ended December 31, 2003: $68,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group

Fiscal Year Ended December 31, 2004: $1,685,500
Fiscal Year Ended December 31, 2003: $1,620,200

(b)     Audit-Related Fees.

Fiscal Year Ended December 31, 2004: $257,800
Fiscal Year Ended December 31, 2003: $324,460

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c)     Tax Fees.

Fiscal Year Ended December 31, 2004: $76,400
Fiscal Year Ended December 31, 2003: $409,900

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d)     All Other Fees.

Fiscal Year Ended December 31, 2004: $0
Fiscal Year Ended December 31, 2003: $31,000

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e)     (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

        In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, members of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

        The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or other registered investment companies in the Vanguard Group.

    (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)    Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2004: $76,400
Fiscal Year Ended December 31, 2003: $440,900

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h)     For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Controls and Procedures.

    (a)    Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

    (b)    Internal Control Over Financial Reporting. There were no significant changes in Registrant’s internal control over financial reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2005

VANGUARD TAX-MANAGED FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.